   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2016

                                                  REGISTRATION NOS. 333-59717
                                                                    811-05166



                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                  FORM N-4


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
                         PRE-EFFECTIVE AMENDMENT NO.                      [ ]
                       POST-EFFECTIVE AMENDMENT NO. 30                    [x]
                                   AND/OR
                        REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940                   [ ]
                              AMENDMENT NO. 132                           [x]

                      (CHECK APPROPRIATE BOX OR BOXES.)

                       MONY AMERICA VARIABLE ACCOUNT A
                         (EXACT NAME OF REGISTRANT)

                   MONY LIFE INSURANCE COMPANY OF AMERICA
                             (NAME OF DEPOSITOR)
                          525 WASHINGTON BOULEVARD
                        JERSEY CITY, NEW JERSEY 07310
     (ADDRESS OF THE DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               (212) 554-1234
              DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE
             -------------------


                                 SHANE DALY
                VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                   MONY LIFE INSURANCE COMPANY OF AMERICA
                    525 WASHINGTON BOULEVARD, 22ND FLOOR
                        JERSEY CITY, NEW JERSEY 07310
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

                PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                             DODIE C. KENT, ESQ.
                      SUTHERLAND, ASBILL & BRENNAN, LLP
                       THE GRACE BUILDING, 40TH FLOOR
                         1114 AVENUE OF THE AMERICAS
                          NEW YORK, NEW YORK 10036
             -------------------


APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE: (CHECK APPROPRIATE BOX)

          [ ]   IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE
                485.

          [x]   MAY 1, 2016 PURSUANT TO PARAGRAPH (B) OF RULE 485.

          [ ]   60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE
                485.
          [ ]   ON PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

          [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                   TITLE OF SECURITIES BEING REGISTERED:
    UNITS OF INTEREST IN SEPARATE ACCOUNT UNDER INDIVIDUAL FLEXIBLE PAYMENT
                         VARIABLE ANNUITY CONTRACTS.

PROSPECTUS                                             ISSUED BY
DATED MAY 1, 2016                                      MONY LIFE INSURANCE COMPANY OF AMERICA
INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY           WITH VARIABLE INVESTMENT OPTIONS UNDER MONY
  CONTRACT                                             AMERICA'S MONY AMERICA VARIABLE ACCOUNT A
                                                       OPERATIONS CENTER
                                                       5788 WIDEWATERS PARKWAY
                                                       SYRACUSE, NY 13214



PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR THE PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT (THE "PORTFOLIOS").



MONY Life Insurance Company of America ("we," "us," "our," or the "Company") issues the flexible payment variable annuity contract described in this prospectus (the "Contract"). This prospectus is a disclosure document and describes all of the Contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus in accordance with the Contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements.



This Contract is no longer being sold. This prospectus is used with current Contract owners only (each, an "Owner"). We will continue to accept Purchase Payments under existing Contracts. You should note that your Contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your Contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your Contract.


You can tell us what to do with your Purchase Payments. You can also tell us what to do with the Fund Value your Contract may create for you resulting from those Purchase Payments.


You may allocate some or all of your Purchase Payments into the subaccounts. Each subaccount is a subaccount of Separate Account MONY America Variable Account A. Both the value of your Contract before annuitization and the amount of income afterward will depend on the investment performance of the Portfolios you select. You bear the investment risk of investing in the Portfolios. The subaccounts invest in shares of the following Portfolios of AXA Premier VIP Trust, Dreyfus Stock Index Fund, Inc., EQ Advisors Trust, Fidelity Variable Insurance Products (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and ProFunds VP (the "Trusts").





SUBACCOUNTS

-  All Asset Growth-Alt 20                                   - EQ/MFS International Growth
-  AXA Aggressive Allocation(1)(2)                           - EQ/Mid Cap Index
-  AXA Conservative Allocation(1)(2)                         - EQ/Money Market
-  AXA Conservative-Plus Allocation(1)(2)                    - EQ/Morgan Stanley Mid Cap Growth
-  AXA Large Cap Growth Managed Volatility(2)                - EQ/PIMCO Ultra Short Bond
-  AXA/Loomis Sayles Growth                                  - EQ/Quality Bond PLUS
-  AXA Mid Cap Value Managed Volatility(2)                   - EQ/T. Rowe Price Growth Stock
-  AXA Moderate Allocation(1)(2)                             - EQ/UBS Growth and Income
-  AXA Moderate-Plus Allocation(1)(2)                        - Fidelity VIP Contrafund(R) Portfolio
-  Charter(SM) Small Cap Growth                              - Franklin Income VIP
-  Dreyfus Stock Index                                       - Franklin Rising Dividends VIP
-  EQ/BlackRock Basic Value Equity                           - Janus Aspen Balanced Portfolio
-  EQ/Boston Advisors Equity Income                          - Janus Aspen Enterprise Portfolio
-  EQ/Calvert Socially Responsible                           - Janus Aspen Forty Portfolio
-  EQ/Capital Guardian Research                              - Janus Aspen Global Research Portfolio
-  EQ/Core Bond Index                                        - Oppenheimer Global Fund/VA
-  EQ/GAMCO Mergers and Acquisitions                         - PIMCO Global Bond (Unhedged)
-  EQ/GAMCO Small Company Value                              - ProFund VP Bear
-  EQ/Intermediate Government Bond                           - ProFund VP Rising Rates Opportunity
-  EQ/Large Cap Value Index                                  - ProFund VP UltraBull



NOT ALL OF THESE PORTFOLIOS MAY BE AVAILABLE IN ALL STATES OR ALL MARKETS.



(1)   The "AXA Allocation" Portfolios.


(2) This Portfolio utilizes a volatility management strategy as part of its investment objective and/or principal investment strategy. See "The Portfolios" for information on how volatility management strategies may impact your Fund Value and any enhanced death benefit.

You may also allocate some or all of your Purchase Payments and Fund Value into our Guaranteed Interest Account with Market Value Adjustment, which is discussed later in this prospectus.


A Statement of Additional Information dated May 1, 2016 containing additional information about the contract is incorporated herein by reference. It has been filed with the Securities and Exchange Commission (the "SEC") and is available from the Company without charge upon written request. You may request one by writing to our Operations Center located at MONY Life Insurance Company of America, Operations Center, 5788 Widewaters Parkway, Syracuse, New York 13214, or by telephoning 1-800-487-6669 or by accessing the SEC's website at www.sec.gov. The table of contents of the Statement of Additional Information can be found in the back of this prospectus.



THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.





MLA-CM 05.16

                         CONTENTS OF THIS PROSPECTUS




1.  SUMMARY OF THE CONTRACT..........................................      3
    Definitions......................................................      3
    Purpose of the Contract..........................................      3
    Purchase Payments and fund value.................................      3
    Minimum Purchase Payments........................................      4
    MONY America Variable Account A..................................      4
    Guaranteed Interest Account with Market Value Adjustment.........      4
    The Market Value Adjustment......................................      4
    Transfer of Fund Value...........................................      4
    Contract loans...................................................      5
    Surrender........................................................      5
    Charges and deductions...........................................      5
    Right to return contract provision...............................      5
    Death benefit....................................................      5
    Fee tables.......................................................      6
    Example..........................................................      7
    Other contracts..................................................      8
    Condensed financial information..................................      8
2.  WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?...................      8
    MONY Life Insurance Company of America...........................      8
    How to reach us..................................................      8
    MONY America Variable Account A..................................      9
3.  THE PORTFOLIOS...................................................     10
    Purchase of portfolio shares by MONY America Variable
        Account A....................................................     17
4.  DETAILED INFORMATION ABOUT THE CONTRACT..........................     17
    Payment and allocation of Purchase Payments......................     17
    Telephone/fax transactions.......................................     22
    Disruptive transfer activity.....................................     23
    Termination of the Contract......................................     24
5.  SURRENDERS.......................................................     24
6.  LOANS............................................................     25
7.  DEATH BENEFIT....................................................     26
    Death benefit provided by the Contract...........................     26
    Enhanced death benefit options...................................     27
    Election and effective date of election..........................     27
    Payment of death benefit.........................................     28
8.  CHARGES AND DEDUCTIONS...........................................     28
    Deductions from Purchase Payments................................     29
    Charges against Fund Value.......................................     29
    Deductions from Fund Value.......................................     29
9.  ANNUITY PROVISIONS...............................................     32
    Annuity payments.................................................     32
    Election and change of settlement option.........................     32
    Settlement options...............................................     33
    Frequency of annuity payments....................................     33
    Additional provisions............................................     34
10. OTHER PROVISIONS.................................................     34
    Ownership........................................................     34
    Provision required by Section 72(s) of the Code..................     34
    Provision required by Section 401(a)(9) of the Code..............     35
    Secondary annuitant..............................................     36
    Assignment.......................................................     36
    Change of beneficiary............................................     36
    Substitution of securities.......................................     37
    Changes to Contracts.............................................     37
    Change in operation of MONY America Variable Account A...........     37
11. VOTING RIGHTS....................................................     37
12. DISTRIBUTION OF THE CONTRACTS....................................     37
13. FEDERAL TAX STATUS...............................................     40
    Introduction.....................................................     40
    Spousal status...................................................
    Taxation of annuities in general.................................     41
    Retirement plans.................................................     44
    Tax treatment of the Company.....................................     47
14. LEGAL PROCEEDINGS................................................     48
15. CYBERSECURITY....................................................     48
16. FINANCIAL STATEMENTS.............................................     48
    About the General Account........................................     48
    Appendix I -- Condensed financial information....................    I-1
STATEMENT OF ADDITIONAL INFORMATION
    Table of Contents

1. SUMMARY OF THE CONTRACT


This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this summary and in your Contract. This summary and the entire prospectus will describe the part of the Contract involving MONY America Variable Account A. The prospectus also briefly will describe the Guaranteed Interest Account with Market Value Adjustment and the Portfolios offered by AXA Premier VIP Trust, Dreyfus Stock Index Fund, Inc. EQ Advisors Trust, Fidelity Variable Insurance Products (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and ProFunds VP. More detailed information about the Guaranteed Interest Account with Market Value Adjustment is contained in the prospectus attached to this prospectus and in your Contract. See applicable Fund prospectuses for more detailed information about the Portfolios.



DEFINITIONS


--------------------------------------------------------------------------------
SPECIALIZED TERMS WILL BE DEFINED ON THE PAGE WHERE THEY FIRST APPEAR ENCLOSED IN A BOX.
--------------------------------------------------------------------------------


PURPOSE OF THE CONTRACT


The Contract is an individual flexible payment variable annuity contract. As of January 31, 2005, we no longer offer this Contract. We will continue to accept Purchase Payments under existing Contracts.



The Contract is designed to allow an Owner to make Purchase Payments to the Company under the Contract. Those Purchase Payments are allocated at the Owner's choice among the subaccounts of MONY America Variable Account A and the Guaranteed Interest Account with Market Value Adjustment. Those Purchase Payments can accumulate for a period of time and create Fund Value for the Owner. The Owner can choose the length of time that such Purchase Payments may accumulate. The Owner may choose at some point in the future to receive annuity benefits based upon that accumulated Fund Value.



An Owner may use the Contract's design to accumulate Fund Value for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under certain Sections of the Internal Revenue Code (the "Code"), Sections 401, 403 (other than Section 403(b)), 408, 408A and 457, for example.




--------------------------------------------------------------------------------
QUALIFIED PLANS -- RETIREMENT PLANS THAT MAY RECEIVE FAVORABLE TAX TREATMENT UNDER CERTAIN SECTIONS OF THE CODE.


QUALIFIED CONTRACTS -- CONTRACTS ISSUED UNDER QUALIFIED PLANS.

NON-QUALIFIED CONTRACTS -- CONTRACTS NOT ISSUED UNDER QUALIFIED PLANS.


FUND VALUE -- THE AGGREGATE DOLLAR VALUE AS OF ANY BUSINESS DAY OF ALL AMOUNTS ACCUMULATED UNDER EACH OF THE SUBACCOUNTS, THE GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT, AND THE LOAN ACCOUNT OF THE CONTRACT.



OWNER -- THE PERSON SO DESIGNATED IN THE APPLICATION TO WHOM ALL RIGHTS, BENEFITS, OPTIONS AND PRIVILEGES APPLY WHILE THE ANNUITANT IS LIVING. IF A CONTRACT HAS BEEN ABSOLUTELY ASSIGNED, THE ASSIGNEE BECOMES THE OWNER.



BUSINESS DAY -- OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH THE NEW YORK STOCK EXCHANGE IS NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS.
--------------------------------------------------------------------------------



The Contract is also designed to allow the Owner to request payments of part or all of the accumulated Fund Value before the Owner begins to receive annuity benefits. This payment may result in the imposition of a surrender charge and a market value adjustment. The market value adjustment will not apply to Contracts issued in certain states. It may also be subject to income and other taxes.



PURCHASE PAYMENTS AND FUND VALUE

You may allocate your Purchase Payments to one or more of the subaccounts of MONY America Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account with Market Value Adjustment. The Purchase Payments you allocate among the various subaccounts of MONY America Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select.

There is no guarantee that the value of the Purchase Payments you allocate to any of the subaccounts of MONY America Variable Account A will increase or that the Purchase Payments you make will not lose value.


MINIMUM PURCHASE PAYMENTS

The minimum Purchase Payment for individuals varies depending upon the purchaser of the Contract and the method of paying the Purchase Payments. See "Payment and allocation of Purchase Payments."

Additional Purchase Payments may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50. (See "Issuance of the Contract.") The Company may change this requirement in the future.


MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is a separate investment account of MONY Life Insurance Company of America (the "Company"). MONY America Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

The subaccounts of MONY America Variable Account A invest in shares of the Portfolios at their net asset value. (See "The Portfolios.") Owners bear the entire investment risk for all amounts allocated to MONY America Variable Account A subaccounts.


--------------------------------------------------------------------------------
PORTFOLIO -- ANY OPEN-END MANAGEMENT INVESTMENT COMPANY OR UNIT INVESTMENT
TRUST IN WHICH A SUBACCOUNT INVESTS.


PURCHASE PAYMENT -- AN AMOUNT PAID TO THE COMPANY BY THE OWNER OR ON THE OWNER'S BEHALF.


NET PURCHASE PAYMENT -- PURCHASE PAYMENT LESS ANY APPLICABLE TAX CHARGES. CURRENTLY, THE COMPANY DOES NOT REDUCE THE PURCHASE PAYMENT BY ANY AMOUNTS FOR TAX.
--------------------------------------------------------------------------------


GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT

The Guaranteed Interest Account with Market Value Adjustment, or MVA, is part of the Company's General Account. It consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment will be credited with interest at rates guaranteed by the Company for specified periods. (See the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details)


THE MARKET VALUE ADJUSTMENT


Amounts that are surrendered or transferred (including transfers for the purpose of obtaining a loan) from an Accumulation Period more than 30 days before the Maturity Date will be subject to an MVA. An MVA will not apply upon payment of a death benefit upon the death of the annuitant. The MVA is determined through the use of a factor, which is known as the MVA Factor. This factor is discussed in detail in the section entitled "The Market Value Adjustment." The MVA could cause an increase or decrease or no change at all in the amount of the distribution from an Accumulation Period.



An MVA will be imposed on transfers or surrenders (partial or full) from the Guaranteed Interest Account with Market Value Adjustment in most states. AN MVA WILL NOT BE IMPOSED ON CONTRACTS ISSUED IN THE STATES OF MARYLAND, THE COMMONWEALTH OF MASSACHUSETTS, NEW JERSEY, OKLAHOMA, OREGON, THE COMMONWEALTH OF PENNSYLVANIA, SOUTH CAROLINA, TEXAS AND WASHINGTON; HOWEVER, RESTRICTIONS ON TRANSFERS APPLY IN THESE STATES. The adjustment can be either a positive or negative adjustment. No adjustment is made for the amount withdrawn or transferred within 30 days before the end of the Accumulation Period. (See the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details)




TRANSFER OF FUND VALUE



You may transfer Fund Value among the subaccounts and to or from the Guaranteed Interest Account with Market Value Adjustment. Transfers from the Guaranteed Interest Account with Market Value Adjustment may be subject to a Market Value Adjustment for Contracts issued in certain states. Transfers may be made by telephone or fax if the proper form has been completed, signed, and received by the Company at its Operations Center in Good Order. See the cover page for how to contact the Operations Center. (See "Transfers.")

--------------------------------------------------------------------------------
GOOD ORDER -- INSTRUCTIONS THAT WE RECEIVE AT THE OPERATIONS CENTER WITHIN THE PRESCRIBED TIME LIMITS, IF ANY, SPECIFIED IN THE POLICY FOR THE TRANSACTION REQUESTED. THE INSTRUCTIONS MUST BE ON THE APPROPRIATE FORM OR IN A FORM SATISFACTORY TO US THAT INCLUDES ALL THE INFORMATION NECESSARY TO EXECUTE THE REQUESTED TRANSACTION, AND MUST BE SIGNED BY THE INDIVIDUAL AUTHORIZED TO MAKE THE TRANSACTION. TO BE IN "GOOD ORDER," INSTRUCTIONS MUST BE SUFFICIENTLY CLEAR SO THAT WE DO NOT NEED TO EXERCISE ANY DISCRETION TO FOLLOW SUCH
INSTRUCTIONS.
--------------------------------------------------------------------------------



CONTRACT LOANS

Under certain qualified contracts, you may borrow up to the dollar amount specified in the Code, not to exceed 50% of your Contract's Fund Value from the Company. Your Contract will be the only security required for the loan. Contracts issued to 401(k) plans are generally the only Contracts which permit loans. An amount equal to the amount of the loan is transferred to the loan account as security for the loan. The loan account is part of the Company's General Account.

We will charge you interest on the amount borrowed. If you do not pay the interest when due, the amount due will be borrowed from the Contract's Fund Value.


SURRENDER

You may surrender all or part of the Contract at any time and receive its cash value while the Annuitant is alive prior to the Annuity Starting Date. We may impose a surrender charge and market value adjustment (if applicable). The amounts you receive upon surrender may be subject to income taxes and a 10% penalty tax if you are younger than 59 1/2 at the time of surrender. (See "Federal tax status.")


CHARGES AND DEDUCTIONS

The Contract provides for the deduction of various charges and expenses from the Fund Value of the Contract.


RIGHT TO RETURN CONTRACT PROVISION


This information is no longer applicable, as these Contracts are no longer available to new purchasers.


You have the right to examine the Contract when you receive it. You may return the Contract for any reason during the "right to return contract period" (usually within ten days from the day you receive it. You will receive a refund of the Purchase Payments received by the Company, less any partial surrender you made. During the right to return contract period, Purchase Payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.


DEATH BENEFIT

If the Annuitant (and the Secondary Annuitant, if any) dies before the Annuity Starting Date, a death benefit will be payable to the Beneficiary. Under certain circumstances, an enhanced death benefit may be payable. If the Annuitant dies after the Annuity Starting Date, no death benefit is payable except as may be payable under the settlement option selected. (See "Death benefit" and "Enhanced death benefit.")


--------------------------------------------------------------------------------
ANNUITANT -- THE PERSON UPON WHOSE CONTINUATION OF LIFE ANY ANNUITY PAYMENT DEPENDS.

SECONDARY ANNUITANT -- THE PARTY DESIGNATED BY THE OWNER TO BECOME THE ANNUITANT, SUBJECT TO CERTAIN CONDITIONS, ON THE DEATH OF THE ANNUITANT.

BENEFICIARY -- THE PARTY ENTITLED TO RECEIVE BENEFITS PAYABLE AT THE DEATH OF THE ANNUITANT OR (IF APPLICABLE) THE SECONDARY ANNUITANT.

ANNUITY STARTING DATE -- ATTAINMENT OF AGE 95, OR AT THE DISCRETION OF THE
OWNER OF THE CONTRACT, A DATE THAT IS AT LEAST TEN YEARS FROM THE EFFECTIVE
DATE OF THE CONTRACT.
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, transfer Fund Value between investment options, or for Contracts funding 401(k) plans only, take a loan. A charge for taxes may also be deducted.


                         OWNER TRANSACTION EXPENSES:


       Maximum deferred sales load (surrender charge)
       (as a percentage of Purchase Payments surrendered)..................................................     7.00%(1)

       Loan interest spread (effective annual rate)........................................................     2.50%(2)

       Maximum transfer charge.............................................................................       $25(3)

       The next table describes the fees and expense that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

       Maximum annual contract charge......................................................................       $50(4)



                      SEPARATE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE ANNUAL FUND VALUE IN MONY AMERICA VARIABLE ACCOUNT
                                     A):

       Maximum mortality and expense risk fees......................................................    1.35%(5)

       Total separate account annual expenses.......................................................    1.35%(5)

       (1) THE SURRENDER CHARGE PERCENTAGE, WHICH REDUCES TO ZERO, IS DETERMINED UNDER A SURRENDER CHARGE SCHEDULE. (SEE "DEDUCTIONS FROM FUND VALUE -- AMOUNT OF SURRENDER CHARGE.") THE SURRENDER CHARGE MAY BE REDUCED UNDER CERTAIN CIRCUMSTANCES WHICH INCLUDE REDUCTION IN ORDER TO GUARANTEE THAT CERTAIN AMOUNTS MAY BE RECEIVED FREE OF SURRENDER CHARGE. (SEE "CHARGES AGAINST FUND VALUE -- FREE PARTIAL SURRENDER AMOUNT.")
       (2) THE LOAN INTEREST SPREAD IS THE DIFFERENCE BETWEEN THE AMOUNT OF INTEREST WE CHARGE ON LOANS AND THE AMOUNT OF INTEREST WE CREDIT TO AMOUNTS HELD IN THE LOAN ACCOUNT TO SECURE LOANS.
       (3) THE TRANSFER CHARGE CURRENTLY IS $0. HOWEVER, THE COMPANY HAS RESERVED THE RIGHT TO IMPOSE A CHARGE FOR EACH TRANSFER, WHICH WILL NOT EXCEED $25 (EXCEPT FOR CONTRACTS ISSUED IN THE STATES OF SOUTH CAROLINA AND TEXAS WHERE IT WILL NOT EXCEED $10). (SEE "CHARGES AGAINST FUND VALUE -- TRANSFER CHARGE.")
       (4) THE ANNUAL CONTRACT CHARGE IS CURRENTLY $0. HOWEVER, THE COMPANY MAY IN THE FUTURE CHANGE THE AMOUNT OF THE CHARGE TO AN AMOUNT NOT EXCEEDING $50 PER CONTRACT YEAR (EXCEPT FOR CONTRACTS ISSUED IN THE STATES OF MARYLAND, MASSACHUSETTS, NEW JERSEY, OKLAHOMA, OREGON, COMMONWEALTH OF PENNSYLVANIA, SOUTH CAROLINA, TEXAS AND WASHINGTON WHERE THE CHARGE MAY NOT EXCEED $30). (SEE "CHARGES AGAINST FUND VALUE -- ANNUAL CONTRACT CHARGE.")
       (5) THE MORTALITY AND EXPENSE RISK CHARGE IS DEDUCTED DAILY EQUIVALENT TO A CURRENT ANNUAL RATE OF 1.35% (AND IS GUARANTEED NOT TO EXCEED A DAILY RATE EQUIVALENT TO AN ANNUAL RATE OF 1.35%) FROM THE VALUE OF THE NET ASSETS OF MONY AMERICA VARIABLE ACCOUNT A.



The next item shows the minimum and maximum total operating expenses charged by the Portfolios for the year ended December 31, 2015. You may pay Portfolio operating expenses periodically during the time that you own the Contract. Certain Portfolios invest in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.

                  TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES


                                                                              LOWEST          HIGHEST
                                                                             -------         --------
       Total Annual Portfolio Operating Expenses for 2015.................     0.27%           1.68%
         (expenses that are deducted from Portfolio assets
         including management fees, 12b-1 fees, service fees,
         and/or other Lowest Highest expenses)(1)



       (1) "TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES" ARE BASED, IN PART, ON ESTIMATED AMOUNTS FOR OPTIONS ADDED DURING THE FISCAL YEAR 2015, IF APPLICABLE, AND FOR THE UNDERLYING PORTFOLIOS. IN ADDITION, THE "LOWEST" REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES OF THE DREYFUS STOCK INDEX PORTFOLIO -- INITIAL SHARES. THE "HIGHEST" REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES OF THE PROFUND VP BEAR PORTFOLIO.





EXAMPLES



These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, separate account annual expenses, and Portfolio fees and expenses for the year ended December 31, 2015.




These examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. The examples assume the maximum contract charges and annual expenses of any of the Portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




1. a. If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Portfolios):



                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $995       $1,648      $2,316       $3,801



   b. If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Portfolios):



                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $863       $1,254      $1,659       $2,452



2. a. If you do not surrender your Contract (assuming maximum fees and expenses of any of the Portfolios):



                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $356       $1,083      $1,831       $3,801



   b. If you do not surrender your Contract (assuming minimum fees and expenses of any of the Portfolios):



                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $215        $664       $1,139       $2,452



3. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming maximum fees and expenses of any of the Portfolios):



                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $995       $1,083      $1,831       $3,801



   b. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming minimum fees and expenses of any of the Portfolios):



                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $863        $664       $1,139       $2,452



4. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming maximum fees and expenses of any of the Portfolios):



                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $995       $1,648      $2,316       $3,801

   b. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming minimum fees and expenses of any of the Portfolios):



                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $863       $1,254      $1,659       $2,452




For the purposes of the Fee Tables and the Example, we assume that the Contract is owned during the accumulation period. (See "Charges and Deductions.") On and after the Annuity Starting Date, different fees and charges will apply.



OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the Contracts offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your registered representative can show you information regarding other annuity contracts that he or she distributes. You can also contact us to find out more about any of MONY Life Insurance Company of America annuity contracts.



CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for the unit values and the number of units outstanding as of the end of the period shown for each of the variable investment options available as of December 31, 2015.



2. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

MONY LIFE INSURANCE COMPANY OF AMERICA

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. MONY Life Insurance Company of America is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, AXA exercises significant influence over the operations and capital structure of the Company. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the Contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your Contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $573 billion in assets as of December 31, 2015. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico. Our main administrative office is located at 525 Washington Blvd., Jersey City, NJ 07310.


On October 1, 2013, the Company entered into a reinsurance transaction with Protective Life Insurance Company ("Protective"), whereby Protective agreed to reinsure a substantial portion of the Company's life insurance and annuity business (the "Reinsured Business"). This policy is included in the Reinsured Business. Protective reinsures all of the insurance risks of the Reinsured Business and is responsible for customer service and administration for all contracts comprising the Reinsured Business. However, the Company remains the insurer of the policy and the terms, features, and benefits of the policy have NOT changed as a result of the transaction.

HOW TO REACH US


To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your Contract, and (3) any other information or materials that we provide in connection with your Contract or the Portfolios, you may communicate with our Operations Center as listed below for the purposes described or register to view your Contract online at www.service@protective.com. Please refer to "Telephone/fax transactions" for effective dates for processing telephone and fax requests, later in this prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:



FOR CORRESPONDENCE WITH CHECKS:

FOR SUBSEQUENT CONTRIBUTIONS SENT BY REGULAR MAIL:

MONY Life Insurance Company of America
P.O. Box 5064
New York, NY 10087-5064

FOR SUBSEQUENT CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

JPMorgan Chase - Lockbox Processing
Lockbox - MONY Life Insurance Company of America -
LBX 5064
4 Chase Metrotech Center
7th Floor East
Brooklyn, NY 11245


FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY MAIL:

MONY Life Insurance Company of America
PO Box 4830
Syracuse, New York 13221


Your correspondence will be picked up at the mailing address noted above and delivered to our Operations Center. Your correspondence, however, is not considered received by us until it is received at our Operations Center. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in Good Order at our Operations Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a Business Day or (2) after the close of a Business Day, then, in each case, we are deemed to have received that item on the next Business Day. Our Operations Center is: 5788 Widewaters Parkway, Syracuse, New York 13214.



BY TOLL-FREE PHONE:

Customer service representatives are available weekdays from 8:00 AM to 7:00 PM, Eastern Time, Monday - Thursday, and 8:00 AM to 5:00 PM, Eastern Time, on Friday at 1-800-487-6669.

You can also change your allocation percentages, transfer among investment options, request a loan, and/or change your address (1) by toll-free phone and assisted service or (2) by writing our Operations Center. For more information about the transaction requests you can make by phone or fax, see "Telephone/fax transactions" later in this prospectus.


BY INTERNET:

You may register for online account access at www.service@protective. Our website provides access to account information and customer service. After registering, you can view account details, print customer service forms and find answers to common questions.


MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is a separate investment account of the Company. Presently, only Purchase Payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY America Variable Account A. The assets in MONY America Variable Account A are kept separate from the General Account assets and other separate accounts of the Company.

The Company owns the assets in MONY America Variable Account A. The Company is required to keep assets in MONY America Variable Account A that equal the total market value of the contract liabilities funded by MONY America Variable Account A. Realized or unrealized income gains or losses of MONY America Variable Account A are credited or charged against MONY America Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY America Variable Account A. MONY America Variable Account A assets are not chargeable with liabilities of the Company's other businesses. The assets of MONY America Variable Account A are, however, available to cover the liabilities of the Company's General Account to the extent that the assets of MONY America Variable Account A exceed the liabilities of the Contracts supported by it. The amount of some of our obligations under the Contracts is based on the assets in MONY America Variable Account A. However, the obligations themselves are obligations of the Company.


MONY America Variable Account A was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. MONY America Variable Account A is registered under the Investment Company Act of 1940 (the "1940 Act") and is registered and classified under that act as a "unit investment trust". The Securities and Exchange Commission (the "SEC"), however, does not manage or supervise the Company or MONY America

Variable Account A. Although MONY America Variable Account A is registered, the SEC does not monitor the activity of MONY America Variable Account A on a daily basis. The Company is not required to register, and is not registered, as an investment company under the "1940 Act". A unit investment trust is a type of investment company. For state law purposes, MONY America Variable Account A is treated as a part or division of the Company.


MONY America Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated Portfolio. For example, the EQ/Core Bond Index Subaccount invests solely in shares of the EQ/Core Bond Index Portfolio of the EQ Advisors Trust. These Portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The Portfolios may also be available to certain pension accounts. The Portfolios are not available directly to individual investors. In the future, we reserve the right, in compliance with the laws that apply, to establish additional subaccounts; eliminate subaccounts; combine any two or more subaccounts; transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any subaccount to another subaccount; restrict or eliminate any voting rights as to the MONY America Variable Account A; and cause one or more subaccounts to invest some or all of their assets in one or more other trusts or investment companies of MONY America Variable Account A if marketing needs, tax conditions, or investment conditions warrant. Future subaccounts may invest in other Portfolios or in other securities, as permitted by applicable law. Any new subaccounts may be made available to existing contracts on a basis to be determined by us. If any of these changes are made, we may, by appropriate endorsement, change the Contract to reflect the change.


3. THE PORTFOLIOS


We offer Portfolios of both affiliated and unaffiliated fund companies under the Contracts. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios. For some Portfolios, AXA has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliates' Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.



You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.


AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the advisers' respective Portfolios.


As a Contract Owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.



The AXA Allocation Portfolios and the All Asset Growth-Alt 20 Portfolio invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to Contract Owners and/or suggest that Contract Owners consider whether allocating some or all of their Fund Values to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your Contract. Please see "Detailed information about the Contract" later in this prospectus for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, certain affiliated Portfolios (the "AXA Managed Volatility Portfolios") utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios and the AXA Fund of Fund Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy are identified below in the chart by a "[x]" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your Fund Value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your Fund Value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Fund Value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

The success of the volatility management strategy depends, in part, on the investment adviser's ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Portfolio's benefit. In addition, the cost of implementing a volatility management strategy may negatively impact performance. There is no guarantee that a volatility management strategy can achieve or maintain a Portfolio's optimal risk targets, and the Portfolio may not perform as expected.


Please see the Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.



In addition, the All Asset Growth-Alt 20 Portfolio invests in positions that emphasize alternative investment strategies and/or nontraditional asset classes. Alternative investment strategies may be riskier than traditional investment strategies and may involve leverage or use various complex hedging techniques, like options and derivatives. These alternative investments create a mix of strategies that offers potential diversification benefits beyond traditional investment strategies. Please see the Portfolio prospectus for more information about alternative investment strategies and nontraditional asset classes.



INVESTMENTS IN PORTFOLIOS THAT ARE ALSO OFFERED IN POLICIES/CONTRACTS WITH AN ASSET TRANSFER PROGRAM

Some of the Portfolios are offered in other AXA variable annuity contracts that have guaranteed benefit riders. Owners of these riders may be required to participate in AXA's Asset Transfer Program ("ATP"), which is designed to reduce the overall volatility of the owner's account value and therefore help AXA manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. The ATP uses predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in policies/contracts with or without an ATP feature could be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all policy/contract owners invested in that Portfolio:

          (a) By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

          (b) By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by policy/contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. If the ATP causes significant transfers of account value out of a Portfolio, any resulting negative effect on the performance of that Portfolio will be experienced to a greater extent by a policy/contract owner who remains invested in that Portfolio because his or her account value was not subject to the transfer.


                                                                                          INVESTMENT MANAGER
AXA PREMIER VIP TRUST                                                                     (OR SUB-ADVISER(S),          VOLATILITY
PORTFOLIO NAME                SHARE CLASS                  OBJECTIVE                        AS APPLICABLE)             MANAGEMENT
-----------------------  -------------------  ----------------------------------  ----------------------------------  ------------

AXA AGGRESSIVE                Class B          Seeks to achieve long-term         -  AXA Equitable Funds                   [x]
ALLOCATION(1)                                  capital appreciation.                 Management Group, LLC

AXA CONSERVATIVE              Class B          Seeks to achieve a high level      -  AXA Equitable Funds                   [x]
ALLOCATION(1)                                  of current income.                    Management Group, LLC

AXA CONSERVATIVE-             Class B          Seeks to achieve current           -  AXA Equitable Funds                   [x]
PLUS ALLOCATION(1)                             income and growth of capital,         Management Group, LLC
                                               with a greater emphasis on
                                               current income.

AXA MODERATE                  Class B          Seeks to achieve long-term         -  AXA Equitable Funds                   [x]
ALLOCATION(1)                                  capital appreciation and              Management Group, LLC
                                               current income.

AXA MODERATE-                 Class B          Seeks to achieve long-term         -  AXA Equitable Funds                   [x]
PLUS ALLOCATION(1)                             capital appreciation and              Management Group, LLC
                                               current income, with a greater
                                               emphasis on capital
                                               appreciation.

CHARTER(SM) SMALL             Class B          Seeks to achieve long-term         -  AXA Equitable Funds                    -
CAP GROWTH                                     growth of capital.                    Management Group, LLC



                                                                                           INVESTMENT MANAGER
EQ ADVISORS TRUST                                                                          (OR SUB-ADVISER(S),          VOLATILITY
PORTFOLIO NAME              SHARE CLASS                   OBJECTIVE                          AS APPLICABLE)             MANAGEMENT
---------------------  --------------------  -----------------------------------  -----------------------------------  -------------

ALL ASSET GROWTH-           Class IB          Seeks long-term capital             -  AXA Equitable Funds                     -
ALT 20                                        appreciation and current               Management Group, LLC
                                              income.

AXA LARGE CAP               Class IB          Seeks to provide long-term          -  AXA Equitable Funds                    [x]
GROWTH MANAGED                                capital growth with an                 Management Group, LLC
VOLATILITY                                    emphasis on risk-adjusted           -  BlackRock Investment
                                              returns and managing volatility        Management, LLC
                                              in the Portfolio.                   -  Loomis, Sayles &
                                                                                     Company, L.P.
                                                                                  -  T. Rowe Price Associates,
                                                                                     Inc.
                                                                                  -  Wells Capital Management,
                                                                                     Inc.



                                                                                           INVESTMENT MANAGER
EQ ADVISORS TRUST                                                                          (OR SUB-ADVISER(S),          VOLATILITY
PORTFOLIO NAME              SHARE CLASS                   OBJECTIVE                          AS APPLICABLE)             MANAGEMENT
---------------------  --------------------  -----------------------------------  -----------------------------------  -------------

AXA/LOOMIS                  Class IB          Seeks to achieve capital            -  Loomis, Sayles &                        -
SAYLES GROWTH                                 appreciation.                          Company, L.P.

AXA MID CAP                 Class IA          Seeks to achieve long-term          -  AXA Equitable Funds                    [x]
VALUE MANAGED                                 capital appreciation with an           Management Group, LLC
VOLATILITY                                    emphasis on risk adjusted           -  BlackRock Investment
                                              returns and managing volatility        Management, LLC
                                              in the Portfolio.                   -  Diamond Hill Capital
                                                                                     Management, Inc.
                                                                                  -  Wellington Management
                                                                                     Company, LLP

EQ/BLACKROCK                Class IB          Seeks to achieve capital            -  BlackRock Investment                    -
BASIC VALUE EQUITY                            appreciation and secondarily,          Management, LLC
                                              income.

EQ/BOSTON                   Class IB          Seeks a combination of              -  Boston Advisors, LLC                    -
ADVISORS EQUITY                               growth and income to achieve
INCOME                                        an above-average and
                                              consistent total return.

EQ/CALVERT                  Class IA          Seeks to achieve long-term          -  Calvert Investment                      -
SOCIALLY                                      capital appreciation.                  Management, Inc.
RESPONSIBLE

EQ/CAPITAL                  Class IA          Seeks to achieve long-term          -  Capital Guardian Trust                  -
GUARDIAN                                      growth of capital.                     Company
RESEARCH

EQ/CORE BOND                Class IA          Seeks to achieve a total return     -  SSgA Funds Management,                  -
INDEX                                         before expenses that                   Inc.
                                              approximates the total return
                                              performance of the Barclays
                                              U.S. Intermediate
                                              Government/Credit Bond
                                              Index, including reinvestment
                                              of dividends, at a risk level
                                              consistent with that of the
                                              Barclays U.S. Intermediate
                                              Government/Credit Bond Index.

EQ/GAMCO                    Class IB          Seeks to achieve capital            -  GAMCO Asset                             -
MERGERS AND                                   appreciation.                          Management, Inc.
ACQUISITIONS

EQ/GAMCO SMALL              Class IB          Seeks to maximize capital           -  GAMCO Asset                             -
COMPANY VALUE                                 appreciation.                          Management, Inc.


                                                                                           INVESTMENT MANAGER
EQ ADVISORS TRUST                                                                          (OR SUB-ADVISER(S),          VOLATILITY
PORTFOLIO NAME              SHARE CLASS                   OBJECTIVE                          AS APPLICABLE)             MANAGEMENT
---------------------  --------------------  -----------------------------------  -----------------------------------  -------------

EQ/INTERMEDIATE             Class IA          Seeks to achieve a total return     -  AXA Equitable Funds                     -
GOVERNMENT BOND                               before expenses that                   Management Group, LLC
                                              approximates the total return       -  SSgA Funds Management,
                                              performance of the Barclays            Inc.
                                              U.S. Intermediate Government
                                              Bond Index, including
                                              reinvestment of dividends, at a
                                              risk level consistent with that of
                                              the Barclays U.S. Intermediate
                                              Government Bond Index.

EQ/LARGE CAP                Class IA          Seeks to achieve a total return     -  SSgA Funds Management,                  -
VALUE INDEX                                   before expenses that                   Inc.
                                              approximates the total return
                                              performance of the
                                              Russell 1000(R) Value Index,
                                              including reinvestment of
                                              dividends, at a risk level
                                              consistent with that of the
                                              Russell 1000(R) Value Index.

EQ/MFS                      Class IB          Seeks to achieve capital            -  Massachusetts Financial                 -
INTERNATIONAL                                 appreciation.                          Services Company d/b/a
GROWTH                                                                               MFS Investment
                                                                                     Management

EQ/MID CAP INDEX            Class IA          Seeks to achieve a total return     -  SSgA Funds Management,                  -
                                              before expenses that                   Inc.
                                              approximates the total return
                                              performance of the
                                              Standard & Poor's Mid Cap
                                              400 Index, including
                                              reinvestment of dividends, at a
                                              risk level consistent with that
                                              of the Standard & Poor's
                                              Mid Cap 400 Index.

EQ/MONEY MARKET((2))        Class IA          Seeks to obtain a high level of     -  The Dreyfus Corporation                 -
                                              current income, preserve its
                                              assets and maintain liquidity.

EQ/MORGAN                   Class IA          Seeks to achieve capital            -  Morgan Stanley Investment               -
STANLEY MID CAP                               growth.                                Management Inc.
GROWTH

EQ/PIMCO ULTRA              Class IB          Seeks to generate a return in       -  Pacific Investment                      -
SHORT BOND                                    excess of traditional money            Management Company
                                              market products while                  LLC
                                              maintaining an emphasis on
                                              preservation of capital and
                                              liquidity.


                                                                                           INVESTMENT MANAGER
EQ ADVISORS TRUST                                                                          (OR SUB-ADVISER(S),          VOLATILITY
PORTFOLIO NAME               SHARE CLASS                   OBJECTIVE                         AS APPLICABLE)             MANAGEMENT
----------------------  --------------------  ----------------------------------  -----------------------------------  -------------

EQ/QUALITY BOND              Class IB          Seeks to achieve high current      -  AllianceBernstein L.P.                  -
PLUS                                           income consistent with             -  AXA Equitable Funds
                                               moderate risk to capital.             Management Group, LLC
                                                                                  -  Pacific Investment
                                                                                     Management Company LLC

EQ/T. ROWE PRICE             Class IB          Seeks to achieve long-term         -  T. Rowe Price Associates,               -
GROWTH STOCK                                   capital appreciation and              Inc.
                                               secondarily, income.

EQ/UBS GROWTH                Class IB          Seeks to achieve total return      -  UBS Global Asset                        -
AND INCOME                                     through capital appreciation          Management (Americas)
                                               with income as a secondary            Inc.
                                               consideration.

                                                                                        INVESTMENT MANAGER
DREYFUS STOCK INDEX                                                                     (OR SUB-ADVISER(S),              VOLATILITY
FUND, INC. -- INITIAL SHARES                        OBJECTIVE                             AS APPLICABLE)                 MANAGEMENT
------------------------------------  ------------------------------------  -----------------------------------------  -------------

DREYFUS STOCK INDEX                   The fund seeks to match the           -   The Dreyfus Corporation                       -
                                      total return of the Standard &        -   Index Fund Manager: Mellon
                                      Poor's(R) 500 Composite Stock             Capital Management
                                      Price Index.


                                                                                        INVESTMENT MANAGER
FIDELITY(R) VARIABLE INSURANCE                                                          (OR SUB-ADVISER(S),              VOLATILITY
PRODUCTS (VIP) -- SERVICE CLASS                     OBJECTIVE                             AS APPLICABLE)                 MANAGEMENT
------------------------------------  ------------------------------------  -----------------------------------------  -------------

FIDELITY(R) VIP CONTRAFUND(R)         Seeks long-term capital               -  Fidelity Management and                        -
PORTFOLIO                             appreciation.                            Research Company (FMR)



FRANKLIN TEMPLETON VARIABLE                                                               INVESTMENT MANAGER
INSURANCE PRODUCTS TRUST -- CLASS 2                                                       (OR SUB-ADVISER(S),
PORTFOLIO NAME                                        OBJECTIVE                             AS APPLICABLE)
-------------------------------------  -------------------------------------  -----------------------------------------

FRANKLIN INCOME VIP                    Seeks to maximize income                -  Franklin Advisers, Inc.
                                       while maintaining prospects for
                                       capital appreciation.

FRANKLIN RISING DIVIDENDS VIP          Seeks long-term capital                 -  Franklin Advisory Services, LLC
                                       appreciation, with preservation
                                       of capital as an important
                                       consideration.


FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST -- CLASS 2     VOLATILITY
PORTFOLIO NAME                          MANAGEMENT
-------------------------------------  -------------

FRANKLIN INCOME VIP                          -



FRANKLIN RISING DIVIDENDS VIP                -






                                                                                       INVESTMENT MANAGER
JANUS ASPEN SERIES --                                                                  (OR SUB-ADVISER(S),              VOLATILITY
INSTITUTIONAL SHARES                                OBJECTIVE                            AS APPLICABLE)                 MANAGEMENT
------------------------------------  ------------------------------------  ----------------------------------------   ------------

JANUS ASPEN BALANCED                  Seeks long-term capital growth,       -  Janus Capital Management LLC                  -
PORTFOLIO                             consistent with preservation of
                                      capital and balanced by current
                                      income.

JANUS ASPEN ENTERPRISE                Seeks long-term growth of             -  Janus Capital Management LLC                  -
PORTFOLIO                             capital.

JANUS ASPEN FORTY PORTFOLIO           Seeks long-term growth of             -  Janus Capital Management LLC                  -
                                      capital.

JANUS ASPEN GLOBAL                    Seeks long-term growth of             -  Janus Capital Management LLC                  -
RESEARCH PORTFOLIO                    capital.


                                                                                      INVESTMENT MANAGER
OPPENHEIMER VARIABLE ACCOUNT                                                          (OR SUB-ADVISER(S),             VOLATILITY
FUNDS -- SERVICE CLASS                              OBJECTIVE                           AS APPLICABLE)                MANAGEMENT
------------------------------------  -----------------------------------  ----------------------------------------  ------------

OPPENHEIMER GLOBAL FUND/VA            The fund seeks capital               -  OFI Global Asset Management,                 -
                                      appreciation.                           Inc. (Investment Manager)

                                                                                        INVESTMENT MANAGER
PIMCO VARIABLE INSURANCE TRUST --                                                       (OR SUB-ADVISER(S),             VOLATILITY
ADMINISTRATIVE CLASS                                OBJECTIVE                             AS APPLICABLE)                MANAGEMENT
-----------------------------------  -------------------------------------  -----------------------------------------  -------------

PIMCO GLOBAL BOND                    Seeks maximum total return,             -  Pacific Investment Management
(UNHEDGED)                           consistent with preservation of            Company LLC
                                     capital and prudent investment
                                     management.


                                                                                      INVESTMENT MANAGER
                                                                                      (OR SUB-ADVISER(S),             VOLATILITY
PROFUNDS VP -- PORTFOLIO NAME                       OBJECTIVE                           AS APPLICABLE)                MANAGEMENT
------------------------------------  -----------------------------------  ----------------------------------------  ------------

PROFUND VP BEAR                       Seeks daily investment results,      -  ProFund Advisors LLC                         -
                                      before fees and expenses, that
                                      correspond to the inverse (-1x)
                                      of the daily performance of the
                                      S&P 500(R).

PROFUND VP RISING RATES               Seeks daily investment results,      -  ProFund Advisors LLC                         -
OPPORTUNITY                           before fees and expenses, that
                                      correspond to one and one-
                                      quarter times the inverse
                                      (-1.25x) of the daily price
                                      movement of the most recently
                                      issued 30-year U.S. Treasury
                                      Bond.

PROFUND VP ULTRABULL                  Seeks daily investment results,      -  ProFund Advisors LLC                         -
                                      before fees and expenses that
                                      correspond to two times (2x)
                                      the daily performance of the
                                      S&P 500(R).



(1)  The "AXA Allocation" Portfolios.



(2) The Board of Trustees of EQ Advisors Trust has approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." Effective April 1, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.



YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. SHARE CLASSES, WHERE APPLICABLE, ARE DEFINED IN THE CORRESPONDING PORTFOLIO PROSPECTUS. THE PROSPECTUSES FOR THE PORTFOLIOS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF PORTFOLIO PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-487-6669.



Owners should periodically review their allocation of Purchase Payments and Fund Value among the subaccounts and the Guaranteed Interest Account with Market Value Adjustment in light of their current objectives, the current market conditions, and the risks of investing in each of the Portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Portfolios can be found in the prospectus for each of the Portfolios.

PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A will buy and redeem shares from the Portfolios at net asset value. Shares will be redeemed when needed for the Company to:

-  collect charges under the Contracts;

-  pay Cash Value on full surrenders of the Contract;

-  fund partial surrenders;

-  provide benefits under the Contracts; and

- transfer assets from one subaccount to another or between one or more subaccounts of MONY America Variable Account A and the Guaranteed Interest Account with Market Value Adjustment as requested by Owners.

Any dividend or capital gain distribution received from a Portfolio will be:

-  reinvested immediately at net asset value in shares of that Portfolio; and

-  kept as assets of the corresponding subaccount.



--------------------------------------------------------------------------------
CASH VALUE -- THE CONTRACT'S FUND VALUE, LESS (1) ANY APPLICABLE SURRENDER CHARGE, (2) ANY OUTSTANDING DEBT, AND (3) ANY APPLICABLE MARKET VALUE ADJUSTMENT.
--------------------------------------------------------------------------------


Shares of the Portfolios are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.


When a Portfolio sells shares both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Portfolio sells shares to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Portfolio may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Portfolio could conflict.


The Board of Directors or Trustees of each of the Trusts monitors the respective Trust for the existence of material irreconcilable conflict between the interests of variable annuity Owners and variable life insurance Owners. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed and shared funding conflicts to the Directors and Trustees of each of the relevant Trusts. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other Portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other Portfolios. There can be no assurance, and no representation is made that the investment results of any of the Portfolios will be comparable to the investment results of any other Portfolio, even if the other Portfolio has the same investment adviser or manager, or if the other Portfolio has a similar name.


4. DETAILED INFORMATION ABOUT THE CONTRACT

The Fund Value in MONY America Variable Account A and in the Guaranteed Interest Account with Market Value Adjustment provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Fund Value, particularly the Fund Value in MONY America Variable Account A. There may be differences in your Contract, such as differences in fees, charges and benefits because of the state where we issued your Contract. We will include any such differences in your Contract.


PAYMENT AND ALLOCATION OF PURCHASE PAYMENTS

ISSUANCE OF THE CONTRACT

Disclosure regarding contract issuance and minimum initial Purchase Payments is for informational purposes only. This Contract is no longer available to new purchasers.

The Contract is between you and the Company. The Contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your Contract. In the absence of a specific written arrangement to the contrary, you as the owner of the Contract, have the sole authority to make investment allocations and other decisions under the Contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your Contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

Individuals who want to buy a Contract must:

     (1)  Complete an application;

     (2)  Personally deliver the application to;

          (a) a licensed agent of the Company who is also a registered representative of AXA Advisors, LLC or AXA Distributors, LLC (together, the "Distributors") who act as the principal underwriters for the Contracts, or

          (b) a licensed agent who is also a registered representative of a broker dealer which had been authorized by the Distributors to sell the Contract; and

     (3)  Pay the minimum initial Purchase Payment.

If we receive a completed application and all other information necessary for processing a purchase order at our Operations Center, we will apply your initial Purchase Payment no later than two Business Days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five Business Days. If an incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your Purchase Payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two Business Days. We will apply any additional Purchase Payments you make on the Business Day we receive them at our Operations Center.

The Contract may be used with certain tax qualified plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the Qualified Plan. Accordingly, if you are purchasing this Contract, you should purchase it for its death benefit, annuity benefits, and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.

The minimum initial Purchase Payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum initial Purchase Payment for each situation.

USE OF CONTRACT OR METHOD OF MAKING PURCHASE PAYMENT                                 MINIMUM INITIAL PURCHASE PAYMENT
------------------------------------------------------------------------  ------------------------------------------------------
Individual retirement accounts and annuities under Section 408 of         $2,000
the Code (other than Simplified Employee Pensions), including
Roth IRAs under Section 408A of the Code

Non-Qualified Contracts                                                   $2,000

H.R. 10 plans (self-employedindividuals' retirement plans under           $600
Section 401 of the Code), certain corporate or association
retirement plans, and Simplified Employee Pensions under
Section 408 of the Code

Annuity purchase plans sponsored by certain tax-exempt                    $600
organizations, governmental entities and deferred compensation plans under Section 457 of the Code

Payroll deduction and automatic checking account withdrawal               Annualized rate of $600 (i.e., $600 per year, $300
plans                                                                     semiannually, $150 quarterly or $ 50 per month)

Government Allotment Plans                                                $50 per month


--------------------------------------------------------------------------------
GOVERNMENT ALLOTMENT PLANS -- PAYROLL DEDUCTION PLANS USED FOR FINANCIAL PRODUCTS BY GOVERNMENT EMPLOYEES.
--------------------------------------------------------------------------------

Additional Purchase Payments may be made at any time before the Annuity Starting Date as long as the Annuitant is living. However, for certain automatic payment plans, the smallest additional payment is $50. The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments for such plans. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if, with that Payment, that would cause cumulative Purchase Payments, less any partial surrenders and their surrender charges and market value adjustment, to exceed $1,500,000.


The Company reserves the right to reject an application for any reason permitted by law.

Net Purchase Payments received before the Effective Date will be held in the Company's General Account and will be credited with interest at not less than 3.50% per year if:

     (1)  the Contract is issued by the Company, and

     (2)  the Contract is delivered to the Owner.

No interest will be paid if the Contract is not issued or if it is declined by the Owner.

These amounts will be held in the General Account pending end of the right to return contract period. (See below.)


--------------------------------------------------------------------------------
EFFECTIVE DATE -- THE DATE THE CONTRACT BEGINS AS SHOWN IN THE CONTRACT.
--------------------------------------------------------------------------------

TAX-FREE "SECTION 1035" EXCHANGES

This information is no longer applicable to the purchase of these Contracts as these Contracts are no longer available to new purchasers.

The Owner can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Similar rules may apply to changing the funding vehicle in a Qualified Plan. Before making the exchange, the Owner should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on the old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, the Owner may have to pay federal income tax, and penalty taxes on the exchange. The Owner should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Owner's best interest and not just better for the person trying to sell the Owner this Contract (that person will generally earn a commission if the Owner buys this Contract through an exchange or otherwise).

RIGHT TO RETURN CONTRACT PROVISION

This information is no longer applicable, as these contracts are no longer available to new purchasers.

The Owner may return the Contract during the right to return contract period (usually within 10 days of the delivery date). The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. The amount to be refunded is equal to the Purchase Payments received by the Company less any partial surrender you made. During the right to return contract period, Purchase Payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.

For contracts issued in the State of Washington, an additional 10% penalty will be added to any Purchase Payment refund due that is not paid within 30 days of return of the Contract to the Company. For contracts issued in the State of Oklahoma, if payment is delayed more than 30 days, the Company will pay interest on the proceeds at a rate required by Oklahoma law.

ALLOCATION OF PURCHASE PAYMENTS AND FUND VALUE

ALLOCATION OF PAYMENTS. On the application, the Owner may allocate Net Purchase Payments to any of the available subaccounts of MONY America Variable Account A or to the Guaranteed Interest Account with Market Value Adjustment. Net Purchase Payments (and any interest thereon) are held in the General Account if they are received before the end of the right to return contract period. The Net Purchase Payments will earn interest at a rate not less than 3.50% per year beginning on the later of:

     (1)  the Effective Date of the Contract, or

     (2)  the date the Payment is received at the Company's Operations
          Center.

Net Purchase Payments will continue to earn 3.50% annual interest until the right to return contract period expires. (See "Right to return contract provision" above.) After the right to return contract period has expired, the Contract's Fund Value will automatically be transferred to MONY America Variable Account A subaccount(s) or to the Guaranteed Interest Account with Market Value Adjustment according to the Owner's allocation instructions.

After the right to return contract period ends, under a non-automatic payment plan, if the Owner does not:

      (1)  specify the amount to be allocated among subaccounts, or

      (2)  specify the percentage to be allocated among subaccounts, or

      (3)  the amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated under the Owner's most recent instructions on record with the Company. The percentage specified must not be less than 10% of the Net Purchase Payment. For automatic payment plans, Net Purchase Payments will be allocated according to the Owner's most recent instructions on record.

The Owner may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone or fax subject to the rules of the Company and its right to terminate or modify telephone or fax allocation. The Company reserves the right to deny any telephone or fax allocation request. (See "Telephone/fax transactions.") Any such change, whether made in writing or by telephone or fax, will be effective within 7 days of the date we receive notice of the change.


Net Purchase Payments may be allocated in whole percentages to any of the available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 10% of a Net Purchase Payment. Allocation percentages must total 100%. Contracts issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania must maintain a minimum Fund Value balance of $2,500 in the Guaranteed Interest Account with Market Value Adjustment when an allocation to said account is chosen.


CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

When allocated Purchase Payments are received they are credited to subaccounts of MONY America Variable Account A in the form of units. The number of units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Business Day on which the Purchase Payment is received.

To determine the unit value of a subaccount on each Business Day, the Company takes the prior Business Day's unit value and multiplies it by the Net Investment Factor for the current Business Day. The Net Investment Factor is used to measure the investment performance of a subaccount from one Business Day to the next. The Net Investment Factor for each subaccount equals:

      (1) the net asset value per share of each Portfolio held in the subaccount at the end of the current Business Day divided by

      (2) the net asset value per share of each Portfolio held in the subaccount at the end of the prior Business day, minus

      (3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of calendar days in the period.


The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The unit value depends on the investment performance of the Portfolio in which the subaccount invests and any expenses and charges deducted from MONY America Variable Account A. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.


CALCULATION OF GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT FUND
VALUE

Net Purchase Payments to be allocated to the Guaranteed Interest Account with Market Value Adjustment will be credited to the Accumulation Period chosen by the Owner on:

      (1)  the date received at the Operations Center, or

      (2) if the day Net Purchase Payments are received is not a Business Day, then on the next Business Day.

Interest will be credited daily.

CALCULATION OF FUND VALUE

The Contract's Fund Value will reflect:

     - The investment performance of the selected subaccount(s) of MONY America Variable Account A;

     - Amounts credited (including interest) to the Guaranteed Interest Account with Market Value Adjustment;

     -  Any amount in the loan account;

     -  Any Net Purchase Payments;

     -  Any transfer charges;

     -  Any partial surrenders; and

     - All contract charges (including surrender charges and market value adjustments) imposed.

There is no guaranteed minimum Fund Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account with Market Value Adjustment. Because a Contract's Fund Value at any future date will be dependent on a number of variables, it cannot be predetermined.

The Fund Value will be computed first on the Effective Date and thereafter on each Business Day. On the Effective Date, the Contract's Fund Value will be the Net Purchase Payments received plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the Contract.")

After amounts allocated to the subaccounts are transferred from the General Account to MONY America Variable Account A, on each Business Day, the Contract's Fund Value will be computed as follows:

     (1) Determine the aggregate of the Fund Values attributable to the Contract in each of the subaccounts on that Business Day. This is done by multiplying the subaccount's unit value on that date by the number of subaccount units allocated to the Contract. The computation of the Contract's Fund Value in the subaccount is done before any other Contract transactions on that Business Day.

     (2) Add any amount credited to the Guaranteed Interest Account with Market Value Adjustment before that Business Day. This amount is the aggregate of all Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment and:

          - The addition of any interest credited.

          - Addition or subtraction of any amounts transferred.

          - Subtraction of any partial surrenders.

          - Subtraction of any contract charges, surrender charges, transfer charges, and any Market Value Adjustments

     (3) Add the value held in the loan account to secure contract loans and interest credited on that day on that amount;

     (4)  Add any Net Purchase Payment received on that Business Day;


     (5) Subtract any partial surrender amount (reflecting any surrender charge and market value adjustment) made on that Business Day;


     (6) Subtract any annual contract charge and/or transfer charge deductible on that Business Day.

Regarding (1) above, for each subaccount we multiply the number of units credited to that subaccount by its unit value on that Business Day. The multiplication is done BEFORE the purchase or redemption of any units on that Business Day.

If a transaction would ordinarily require that the Contract's Fund Value be computed for a day that is not a Business Day, the next following Business Day will be used.


TRANSFERS. You may transfer the value of the Contract among the subaccounts after the right to return contract period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone or fax if you have proper authorization. (See "Telephone/fax transactions.") Transfers from a subaccount will be executed at the net asset value next calculated by the Company if the transfer instruction is received by 4:00 p.m., Eastern Time on a day on which the New York Stock Exchange is open for business (or as of an earlier close of regular trading). If the New York Stock Exchange is not open for business on the day of receipt, the transfer instruction will be executed at the net asset value calculated at the close of business on the first day thereafter on which the New York Stock Exchange is open for business. Such transfers are subject to the Company's rules and conditions for such privilege. Currently, there are no limitations on the number of transfers between subaccounts. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

Transfers among, to and from subaccounts may be postponed for any period during which:

     (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

     (2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

     (3) an emergency exists as a result of which disposal of securities held by the Portfolio is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Portfolio .

A transfer charge is not currently imposed on transfers. (See "Charges against Fund Value -- Transfer charge.") However, the Company reserves the right to impose a charge which will not exceed $25 per transfer (except for contracts issued in the states of South Carolina and Texas where it will not exceed $10). If imposed the charge will be deducted from the first subaccount(s) or the Guaranteed Interest Account with Market Value Adjustment Accumulation Period you designate funds to be transferred from. This charge is in addition to the amount transferred. All transfers in a single request are treated as one transfer transaction. A transfer resulting from the first reallocation of Fund Value at the end of the right to return contract period and transfers made at the end of an Accumulation Period of amounts allocated to the Guaranteed Interest Account with Market Value Adjustment (see below) will not be subject to a transfer charge. Under present law, transfers are not taxable transactions.


--------------------------------------------------------------------------------
EFFECTIVE DATE -- THE DATE SHOWN AS THE EFFECTIVE DATE OF THE CONTRACT.
--------------------------------------------------------------------------------


TRANSFERS INVOLVING THE GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT. Transfers may be made from the Guaranteed Interest Account with Market Value Adjustment at any time, but, if they are made before the end of the 3, 5, 7, or 10 year Accumulation Period there will be a market value adjustment for Contracts issued in most states. If the transfer request is received within 30 days before the end of the Accumulation Period, no market value adjustment will apply.


Contracts issued in Maryland, New Jersey, Oklahoma, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania, to the extent the Owner allocates investments to the Guaranteed Interest Account, must maintain a minimum Fund Value in the Guaranteed Interest Account of $2,500.

Please see "Payment and allocation of Purchase Payments" earlier in this section for more information about your role in managing your allocations.

PORTFOLIO REBALANCING

Our portfolio rebalancing program can help prevent a well-conceived investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages you originally selected to shift. With this program, you may instruct us to periodically reallocate values in your Contract. The program does not guarantee an investment gain or protect against an investment loss. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Requesting a transfer while enrolled in our rebalancing program will automatically terminate your participation in the program. This means that your account will no longer be rebalanced on a periodic basis. You must provide us with written instructions if you wish your account to be rebalanced in the future.


TELEPHONE/FAX TRANSACTIONS

Prior allocation instructions may be changed or transfers requested by telephone or fax subject to the Company's guidelines (which we believe to be reasonable) and the Company's right to modify or terminate the telephone/fax privilege. The Company reserves the right to deny any telephone or fax request.

If all telephone lines are busy (for example, during periods of substantial market fluctuations), Owners may be unable to request telephone or fax allocation changes or transfers by telephone or fax. In such cases, an Owner would submit a written request.

We have adopted guidelines relating to changes of allocations and transfers by telephone or fax which, among other things, outlines procedures designed to prevent unauthorized instructions. If the Owner does not follow these procedures:

     (1) the Company shall not be liable for any loss as a result of following fraudulent telephone or fax instructions; and

     (2) the Owner will, therefore, bear the entire risk of loss due to fraudulent telephone or fax instructions.

A copy of the guidelines and our form for electing telephone/fax transfer privileges is available from your financial professional or by calling us at 1-800-487-6669, Monday through Thursday, 8 AM to 7 PM, Eastern Time, and Friday, 8 a.m. to 5 p.m., Eastern Time. The telephone or fax allocation and transfer privileges may also be elected by completing the telephone or fax authorization. The Company's form or a Contract application with a completed telephone or fax authorization must be signed and received at the Company's Operations Center before telephone or fax allocation instructions will be accepted.

SPECIAL NOTE ON RELIABILITY. Please note that our telephone system may not always be available. Any system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing our Operations Center.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the Contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The Contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Portfolio.


Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio investments may impede efficient Portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the Portfolio manager to effect more frequent purchases and sales of Portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.


We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that Portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and contract owners.

We offer subaccounts with underlying Portfolios that are part of the AXA Premier VIP Trust and EQ Advisors Trust, as well as subaccounts with underlying Portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with AXA Premier VIP Trust and EQ Advisors Trust, the "Trusts"). The Trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the Trust obtains from us contract owner trading activity. The affiliated Trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity.

When a Contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the Contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the Contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each Trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the Trusts for more information.

It is possible that a Trust may impose a redemption fee designed to discourage frequent or disruptive trading by Contract owners. As of the date of this prospectus, the Trusts had not implemented such a fee. If a redemption fee is implemented by a Trust, that fee, like any other trust fee, will be borne by the Contract owner.

Contract owners should note that it is not always possible for us and the Trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the Trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some Contract owners may be treated differently than others, resulting in the risk that some Contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


TERMINATION OF THE CONTRACT

The Contract will remain in effect until the earlier of:

     (1)  the date the Contract is surrendered in full,

     (2)  the Annuity Starting Date,

     (3) the Contract Anniversary on which, after deduction for any annual contract charge then due, no Fund Value in the subaccounts and the Guaranteed Interest Account with Market Value Adjustment remains in the Contract, or

     (4)  the date the death benefit is payable under the Contract.

Your Contract must be annuitized or surrendered for a lump sum by no later than the Contract Anniversary following the Annuitant's 95th birthday. No death benefit will be payable except, if annuitized, as provided under the settlement option elected.


5. SURRENDERS

The Owner may elect to make a surrender of all or part of the Contract's Fund Value provided it is:

     -  on or before the Annuity Starting Date, and

     -  during the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operations Center.

The amount of the surrender may be equal to the Contract's Cash Value, which is its Fund Value less:

     (1)  any applicable surrender charge,


     (2)  any applicable market value adjustment, and

     (3)  any outstanding debt.


The surrender may also be for a lesser amount (a "partial surrender"). Requested partial surrenders that would leave a Cash Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Cash Value will be paid to the Owner. For a partial surrender, any surrender charge or any applicable market value adjustment will be in addition to the amount requested by the Owner.



A surrender will result in the cancellation of units of the particular subaccounts and the withdrawal of amounts credited to the Guaranteed Interest Account with Market Value Adjustment Accumulation Periods as chosen by the Owner. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, any surrender charge and any applicable market value adjustment. For a partial surrender, the Company will cancel units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account with Market Value Adjustment Accumulation Period under the allocation specified by the Owner. The unit value will be calculated as of the Business Day the surrender request is received. Allocations may be by either amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). At least 10% of the partial surrender must be allocated to any subaccount or an Accumulation Period in the Guaranteed Interest Account with Market Value Adjustment designated by the Owner. The request will not be accepted if:


     - there is insufficient Fund Value in the Guaranteed Interest Account with Market Value Adjustment or a subaccount to provide for the requested allocation against it, or

     -  the request is incomplete or incorrect.


Any surrender charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender. Contracts issued in the States of Maryland, New Jersey, Oklahoma, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania, to the extent the Owner allocates investments to the Guaranteed Interest Account, must maintain a minimum Fund Value in the Guaranteed Interest Account with Market Value Adjustment of $2,500.


The amount of any surrender or transfer payable from MONY America Variable Account A will be paid in accordance with the requirements of state insurance departments and the 1940 Act. However, the Company may be permitted to postpone such payment under the 1940 Act. Postponement is currently permissible only for any period during which:

     (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

     (2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

     (3) an emergency exists as a result of which disposal of securities held by the Portfolio is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Portfolio.

Any surrender involving payment from amounts credited to the Guaranteed Interest Account with Market Value Adjustment may be postponed, at the option of the Company, for up to 6 months from the date the request for a surrender is received by the Company. Surrenders involving payment from the Guaranteed Interest Account with Market Value Adjustment may in certain circumstances and in certain states also be subject to a market value adjustment, in addition to a surrender charge. The Owner may elect to have the amount of a surrender settled under one of the settlement options of the Contract. (See "Annuity provisions".)

Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Owners should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

The tax results of a surrender should be carefully considered. (See "Federal tax status".)

Please note: if mandated under applicable law, we may be required to reject a Purchase Payment. In addition, we may also be required to block an Owner's account and thereby refuse to honor any request for transfers, partial surrenders, loans, or death benefits until instructions are secured from the appropriate regulator. We may be required to provide additional information about your account to government regulators.


6. LOANS

Qualified Contracts issued under an Internal Revenue Code Section 401(k) plan will have a loan provision (except in the case of contracts issued in Vermont) under which a loan can be taken using the Contract as collateral for the loan.

All of the following conditions apply in order for the amount to be considered a loan, rather than a (taxable) partial surrender:

     -  The term of the loan generally must be 5 years or less.

     - Repayments are required at least quarterly and must be substantially level.

     - The loan amount is limited to certain dollar amounts as specified by the IRS.

The Owner (Plan Trustee) must certify that these conditions are satisfied. Loans could have tax consequences. (See "Federal tax status.")

In any event, the maximum outstanding loan on a Contract is 50% of the Fund Value in the subaccounts and/or the Guaranteed Interest Account with Market Value Adjustment. Loans are not permitted before the end of the right to return contract period. In requesting a loan, the Owner must specify the subaccounts from which Fund Value equal to the amount of the loan requested will be taken. Loans from the Guaranteed Interest Account with Market Value Adjustment are not taken until Fund Value in the subaccounts is exhausted. If Fund Value must be taken from the Guaranteed Interest Account with Market Value Adjustment in order to provide the Owner with the amount of the loan requested, the Owner must specify the Accumulation Periods from which Fund Values equal to such amount will be taken. If the Owner fails to specify subaccounts and Accumulation Periods, the request for a loan will be returned to the Owner.

Values are transferred to a loan account that earns interest at an annual rate of 3.50%. The annual loan interest rate charged on outstanding loan amounts will be 6%. If interest is not repaid each year, it will be added to the principal of the loan.

Loan repayments must be specifically earmarked as loan repayment and will be allocated to the subaccounts and/or the Guaranteed Interest Account with Market Value Adjustment using the most recent payment allocation on record. Otherwise, we will treat the payment as a Net Purchase Payment.



--------------------------------------------------------------------------------
LOAN -- AVAILABLE UNDER A CONTRACT ISSUED UNDER SECTION 401(K) OF THE CODE; SUBJECT TO AVAILABILITY. TO BE CONSIDERED A LOAN: (1) THE TERM MUST BE NO MORE THAN FIVE YEARS, (2) REPAYMENTS MUST BE AT LEAST QUARTERLY AND SUBSTANTIALLY LEVEL, AND (3) THE AMOUNT IS LIMITED TO DOLLAR AMOUNTS SPECIFIED BY THE CODE, NOT TO EXCEED 50% OF THE FUND VALUE.



LOAN ACCOUNT -- A PART OF THE GENERAL ACCOUNT WHERE FUND VALUE IS HELD AS COLLATERAL FOR A LOAN. AN OWNER MAY TRANSFER FUND VALUE IN THE SUBACCOUNTS, AND/OR GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT TO THE LOAN ACCOUNT.
--------------------------------------------------------------------------------



7. DEATH BENEFIT


DEATH BENEFIT PROVIDED BY THE CONTRACT

The Company will pay a death benefit to the Beneficiary if:

     (1)  the Annuitant dies, and

     (2)  the death occurs before the Annuity Starting Date.

The amount of the death benefit will be the greater of:

     (1) the Fund Value less any outstanding debt on the date of the Annuitant's death;

     (2) the Purchase Payments paid, less any partial surrenders and their surrender charges and market value adjustment and less any outstanding debt; or

     (3)  an enhanced death benefit.


If there are funds allocated to the Guaranteed Interest Account with Market Value Adjustment at the time of death, any applicable market value adjustment will be waived. The death benefit will automatically terminate upon the Annuity Starting Date, which can never be later than the Annuitant's 95th birthday. If the death of the Annuitant occurs on or after the Annuity Starting Date, no death benefit will be payable except as may be provided under the settlement option elected.


In general, on the death of any Owner amounts must be distributed from the Contract as required by Section 72(s) of the Code. (See "Provisions required by Section 72(s) of the Code" later in this prospectus.) In cases where an Owner who is not the Annuitant dies, we will impose applicable surrender charges. (See "Charges and deductions" later in this prospectus.)

ENHANCED DEATH BENEFIT OPTIONS

Your Contract provides a choice of two enhanced death benefit options when it is issued. If the Annuitant is age 0-75, the Owner may choose either enhanced death benefit -- 5 Year or enhanced death benefit -- 1 Year described below. If the Annuitant does not choose an option when the Contract is issued, the Annuitant will automatically receive the enhanced death benefit -- 5 Year. If your Contract was issued on or before August 16, 2000, you may have elected the enhanced death benefit -- 1 Year during the period from August 16, 2000 to September 22, 2000. Owners with these Contracts not making the election will retain the enhanced death benefit -- 5 Year.

ENHANCED DEATH BENEFIT -- 5 YEAR

On the 5th Contract anniversary and each subsequent 5th Contract anniversary prior to the Annuitant's 71st birthday, the enhanced death benefit may be increased. If the Annuitant is age 65 or over on the date of issue, the enhanced death benefit will be recalculated once on the 5th Contract anniversary. Thereafter the enhanced death benefit remains at its last value.

ENHANCED DEATH BENEFIT -- 1 YEAR

On the first Contract Anniversary and each subsequent Contract Anniversary prior to the Annuitant's 80th birthday, the enhanced death benefit may be increased. After the Annuitant reaches age 80, this enhanced death benefit provision expires. This option may not be currently available in all states.

AMOUNT OF THE ENHANCED DEATH BENEFIT PAYABLE ON DEATH UNDER ENHANCED DEATH BENEFIT OPTIONS

The recalculated enhanced death benefit is equal to the greater of:

     (1) the Fund Value on the date the enhanced death benefit is to be recalculated; and

     (2) the current enhanced death benefit proportionately reduced by any partial surrenders including surrender charges and any applicable market value adjustments assessed since the last recalculation of the enhanced death benefit.

The enhanced death benefit payable under both enhanced death benefit options is the enhanced death benefit on the date of death of the Annuitant, reduced proportionately for each partial surrender (including surrender charges and market value adjustments, if applicable) since the last recalculation date and less any outstanding debt.

In no event will the enhanced death benefit payable on death exceed 200% of:

     - the total Purchase Payments reduced proportionately for each partial surrender (including surrender charges and applicable market value adjustments,), and LESS

     -  any outstanding debt.

The proportionate reduction for each partial surrender will be equal to:


     (1) the amount of that partial surrender (including any surrender charges and applicable market value adjustment assessed), DIVIDED BY


     (2)  the Fund Value immediately before that partial surrender, MULTIPLIED
          BY,

     (3)  the enhanced death benefit immediately before the surrender.

Once the last value is set for the enhanced death benefit, it will not be recalculated. The last value is set for the 5 Year option prior to the Annuitant's 71st birthday or on the first 5th anniversary if the Contract is purchased on or after the Annuitant's age 65. The last value is set for the 1 Year option on the Contract Anniversary prior to the Annuitant's age 80. After the Annuitant reaches age 80, this enhanced death benefit provision expires.

All other basic death benefits as described in this prospectus continue to apply. The largest death benefit under any of these provisions will be paid.

The cost of an enhanced death benefit option is reflected in the mortality and expense risk charge.


ELECTION AND EFFECTIVE DATE OF ELECTION

The Owner may elect to have the death benefit of the Contract applied under one of four settlement options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place:

     (1)  during the lifetime of the Annuitant, and

     (2)  before the Annuity Starting Date.

If no election of a settlement option for the death benefit is in effect on the date when proceeds become payable, the Beneficiary may elect:

     (1)  to receive the death benefit in the form of a lump sum payment; or

     (2) to have the death benefit applied under one of the settlement options.

(See "Settlement options.") If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected a lump sum payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the death benefit by the Owner will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.

Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the death benefit.


PAYMENT OF DEATH BENEFIT

If the death benefit is to be paid in one sum to the Beneficiary, payment will be made within seven (7) days of the date:

     (1)  the election becomes effective, or

     (2)  the election is considered to become effective, and

     (3)  due proof of death of the Annuitant is received.

The Company may be permitted to postpone such payment from amounts payable from MONY America Variable Account A under the 1940 Act. If the death benefit is to be paid in one sum to the Successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. Unless another election is made, the death benefit proceeds will be transferred to an interest bearing checking account. The Beneficiary may make partial or full withdrawals from such account through a checkbook provided to the Beneficiary.


8. CHARGES AND DEDUCTIONS

The following table summarizes the charges and deductions under the Contract (See "Summary of the Contract -- Fee tables" for more detailed information):

                                             DEDUCTIONS FROM PURCHASE PAYMENTS
--------------------------------------------------------------------------------------------------------------------------
TAX CHARGE                                                             RANGE FOR STATE AND LOCAL -- 0%-3.50%(1).
                                                                       FEDERAL -- Currently 0% (Company reserves the
                                                                       right to charge in the future.)

                                     DAILY DEDUCTIONS FROM MONY AMERICA VARIABLE ACCOUNT A
--------------------------------------------------------------------------------------------------------------
MORTALITY & EXPENSE RISK CHARGE                                          Maximum daily rate -- 0.003699%
Annual Rate deducted daily from average daily net assets                 Maximum annual rate -- 1.35%


                                                  DEDUCTIONS FROM FUND VALUE
---------------------------------------------------------------------------------------------------------------------------
ANNUAL CONTRACT CHARGE                                                   Maximum of $50 ($30 in some states) on 30
                                                                         days written notice
                                                                         Current charge is $0

---------------------------------------------------------------------------------------------------------------------------
TRANSACTION AND OTHER CHARGES                                            Maximum of $25
Transfer charge                                                          Current charge is $0

---------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE                                                         See grading schedule and "Charges and
Grades from 7% to 0% of Fund Value surrendered based on a                deductions -- Charges against Fund Value" for
schedule.                                                                details of how it is computed.

---------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST SPREAD                                                     2.50%

---------------------------------------------------------------------------------------------------------------------------


(1)  Company currently assumes responsibility; current charge to Owner 0%.

The following provides additional details of the charges and deductions under the Contract.

The amount of the charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use such profits for any corporate purpose, including the payment of sales expenses.


DEDUCTIONS FROM PURCHASE PAYMENTS

Deductions may be made from Purchase Payments for a charge for state and local premium or similar taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future Purchase Payments. If the Company is going to make deductions for such tax from future Purchase Payments, it will give 30 days notice to each affected Owner.


CHARGES AGAINST FUND VALUE

DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT A

MORTALITY AND EXPENSE RISK CHARGE. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY America Variable Account A. This daily charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.35% from the value of the net assets of MONY America Variable Account
A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.35% from the value of the net assets of MONY America Variable Account
A. The charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. The mortality and expense risk charges will not be deducted from the Guaranteed Interest Account with Market Value Adjustment. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003699% (guaranteed not to exceed 0.003699%) multiplied by the number of days since the last Business Day.

The Company believes that this level of charge is within the range of industry practice for comparable individual flexible payment variable annuity contracts.

The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges provided in the Contracts.


A portion of this charge is used to cover our expenses in connection with the enhanced death benefits.


If the amount of the charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.


DEDUCTIONS FROM FUND VALUE

ANNUAL CONTRACT CHARGE. The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An annual contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

The Company intends to administer the Contract itself through an arrangement whereby it may buy some administrative services from AXA Equitable and such other sources as may be available.

Currently, there is no annual contract charge. The Company may in the future impose an annual contract charge. The charge will never, however, exceed $50. The Owner will receive a written notice 30 days in advance of any change in the charge. Any applicable charge will be assessed once per year on the Contract Anniversary, starting on the first Contract Anniversary.

If imposed, the annual contract charge is deducted from the Fund Value on each Contract Anniversary before the Annuity Starting Date.

The amount of the charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount of MONY America Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the annual contract charge.

TRANSFER CHARGE. Fund Value may be transferred among the subaccounts or to or from the Guaranteed Interest Account with Market Value Adjustment and one or more of the subaccounts (including transfers made by telephone, if permitted by the Company). The Company reserves the right to impose a transfer charge for each transfer instructed by the Owner in a Contract Year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not exceed $25 (except for contracts issued in the states of South Carolina and Texas where it will not exceed $10). The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Fund Value held in the subaccount(s) or from the Guaranteed Interest Account with Market Value Adjustment from which the first transfer is made.

SURRENDER CHARGE. A contingent deferred sales charge (called a "surrender charge") will be imposed when a full or partial surrender is requested or at the start of annuity benefits if it is during the first eight years of the Contract.

The surrender charge will never exceed 7% of total Fund Value. The surrender charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from MONY America Variable Account A to cover mortality and expense risks borne by the Company. (See "Charges against Fund Value -- Mortality and expense risk charge.")

We impose a surrender charge when a full or partial surrender is made during the first eight (8) Contract Years, except as provided below.

A surrender charge will not be imposed:

     (1)  Against Fund Value surrendered after the eighth Contract Year.

     (2) To the extent necessary to permit the Owner to obtain an amount equal to the free partial surrender amount (See "Free partial surrender amount").


     (3) If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement options"). The elimination of a surrender charge in this situation does not apply to contracts issued in the State of Texas.


In no event will the aggregate surrender charge exceed 7% of the Fund Value. Further, in no event will the surrender charges imposed, when added to any surrender charges previously paid on the Contract, exceed 9% of aggregate Purchase Payments made to date for the Contract.

The Owner may specify whether he/she wants the surrender charge to be deducted from the amount requested for surrender or the Fund Value remaining. If not specified or if the Fund Value remaining is not sufficient, then the surrender charge will be deducted from the amount requested for surrender. If it is specified that the surrender charge will come from the remaining Fund Value and it is sufficient, then the Company will determine the appropriate amount to be surrendered in order to pay the surrender charge. Any surrender charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount of MONY America Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender.


If any surrender from the Guaranteed Interest Account with Market Value Adjustment occurs prior to the Maturity Date for any particular Accumulation Period elected by the Owner, the amount surrendered will be subject to a Market Value Adjustment in addition to surrender charges.



No surrender charge will be deducted from death benefits except as described in "Death benefit."


If The MONYMaster variable annuity contract issued by MONY Life Insurance Company of America has been exchanged for this Contract, a separate effective date was assigned to this Contract by endorsement for purposes of determining the amount of any surrender charge. The surrender charge effective date of this Contract with the endorsement is the effective date of The MONYMaster variable annuity contract. Your agent can provide further details.

A separate surrender charge effective date does not apply in states where the endorsement has not been approved. We reserve the right to disallow exchanges for this Contract at any time.

AMOUNT OF SURRENDER CHARGE. The amount of the surrender charge is equal to a varying percentage of Fund Value during the first 8 Contract Years. The percentage is determined by multiplying the surrender charge percentage for the Contract Year by the amount of Fund Value requested as follows:


                                                 SURRENDER CHARGE PERCENTAGE TABLE
                                          ----------------------------------------------


                                                                    SURRENDER CHARGE
                                                                   (AS A PERCENTAGE OF
                                           CONTRACT YEAR         FUND VALUE SURRENDERED)
                                          --------------         -----------------------
                                                 1                         7%

                                                 2                         7

                                                 3                         6

                                                 4                         6

                                                 5                         5

                                                 6                         4

                                                 7                         3

                                                 8                         2

                                            9 (or more)                    0


The amount of the surrender charge is in addition to any applicable market value adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. (See the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details.)


FREE PARTIAL SURRENDER AMOUNT. The surrender charge may be reduced by using the free partial surrender amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

     (1) For Qualified Contracts, (other than contracts issued for IRA and SEP-IRA), an amount each Contract Year up to the greater of:

          (a)  $10,000 (but not more than the Contract's Fund Value), or

          (b) 10% of the Contract's Fund Value at the beginning of the Contract Year (except, if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the first surrender is requested).

     (2) For Non-Qualified Contracts (and contracts issued for IRA and SEP-IRA), an amount up to 10% of the Fund Value at the beginning of the Contract Year (except, if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the first surrender is requested) may be received in each Contract Year without a surrender charge.


Free partial surrenders may only be made to the extent Cash Value in the subaccounts and/or Guaranteed Interest Account with Market Value Adjustment is available. For example, the Fund Value in MONY America Variable Account A could decrease (due to unfavorable investment experience) after part of the 10% was withdrawn. In that case it is possible that there may not be enough Cash Value to provide the remaining part of the 10% free partial surrender amount.



Contract Fund Value here means the Fund Value in the subaccounts (and the Guaranteed Interest Account with Market Value Adjustment not the loan account). This reduction of surrender charge does not affect any applicable market value adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. (See the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details.)


TAXES

Currently, no charge will be made against MONY America Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY America Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY America Variable Account A may also be made. (See "Federal tax status".)

INVESTMENT ADVISORY FEE


Each portfolio in which the MONY America Variable Account A invests incurs certain fees and charges. To pay for these fees and charges, the portfolio makes deductions from its assets. Certain Portfolios available under the Contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. The portfolio expenses are described more fully in each Portfolio prospectus.


SALES OF THE CONTRACTS

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and the cost of Contract benefits through the fees and charges imposed under the Contracts. (See "Distribution of the Contracts" for more information.)


9. ANNUITY PROVISIONS


ANNUITY PAYMENTS

Annuity payments under a Contract will begin on the date that is selected by the Owner when the Contract is applied for. No death benefit will be payable except, if annuitized, as provided under the settlement option elected. The date chosen for the start of annuity payments may be:

     (1)  no earlier than the 10th Contract Anniversary, and

     (2) no later than the Contract Anniversary after the Annuitant's 95th birthday.

The minimum number of years from the Effective Date to the start of annuity payments is 10. The Annuity Starting Date may be:

     (1) Advanced to a date that is not earlier than the 10th Contract Anniversary.

     (2) Deferred from time to time by the Owner by written notice to the Company.

The Annuity Starting Date will be advanced or deferred if:

     (1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

     (2) The new start date for annuity payments is a date which is not later than the Contract Anniversary after the Annuitant's 95th birthday.

A particular retirement plan may contain other restrictions.

When annuity payments begin, unless Settlement Option 3 or 3A is elected, the Contract's Cash Value, less any tax charge which may be imposed, will be applied to provide an annuity or any other option previously chosen by the Owner and permitted by the Company. If Settlement Option 3 or 3A is elected, the Contract's Fund Value (less any state taxes imposed when annuity payments begin) will be applied to provide an annuity.

A supplementary contract will be issued when proceeds are applied to a settlement option. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after the Annuity Starting Date. No surrender will be permitted except as may be available under the settlement option elected.

For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.


ELECTION AND CHANGE OF SETTLEMENT OPTION

During the lifetime of the Annuitant and prior to the start of annuity payments, the Owner may elect:

     -  one or more of the settlement options described below, or

     -  another settlement option as may be agreed to by the Company.

The Owner may also change any election if written notice of the change is received by the Company at its Operation Center prior to the start of annuity payments. For contracts issued in the State of Texas, if no election is in effect on the Annuity Starting Date, Settlement Option 3 with a period certain of 10 years will be considered to have been elected.

Settlement options may also be elected by the Owner or the Beneficiary as provided in the "Death benefit" and "Surrenders" sections of this prospectus. (See "Death benefit" and "Surrenders").

Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.


SETTLEMENT OPTIONS

Proceeds settled under the settlement options listed below or otherwise currently available will not participate in the investment experience of the MONY America Variable Account A. Unless you select Settlement Option 1, the settlement option may not be changed once payments begin.


SETTLEMENT OPTION 1 -- INTEREST INCOME: Interest on the proceeds at a rate (not less than 2.75% per year) set by the Company each year. The Option will continue until the earlier of the date that the payee dies or the date you elect another settlement option. Under certain Contracts, this option is not available if the Annuitant is the payee.


SETTLEMENT OPTION 2 -- INCOME FOR SPECIFIED PERIOD: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

SETTLEMENT OPTION 3 -- SINGLE LIFE INCOME: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

SETTLEMENT OPTION 3A -- JOINT LIFE INCOME: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

SETTLEMENT OPTION 4 -- INCOME OF SPECIFIED AMOUNT: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10 percent of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75% per year.

The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

The annuity payment rates may vary according to the Settlement Option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Settlement Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.50% interest per year.

Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

In Qualified Plans, settlement options available to Owners may be restricted by the terms of the plans.


FREQUENCY OF ANNUITY PAYMENTS

At the time the settlement option is chosen, the payee may request that it be paid:

     - Quarterly:

     - Semiannually: or

     - Annually

If the payee does not request a particular installment payment schedule, the payments will be made in monthly installments. However, if the net amount available to apply under any settlement option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.

ADDITIONAL PROVISIONS

The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the settlement option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

For contracts issued in the State of Washington, any underpayment by the Company will be paid in a single sum after the correction of the misstatement.

The Contract may be required to be returned upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company requires proof satisfactory to it that such condition has been met.

The Contracts described in this prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

Employers and employee organizations should consider, in consultation with legal counsel, the impact of NORRIS , and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

The Contract is incontestable from its date of issue.


10. OTHER PROVISIONS


OWNERSHIP

The Owner has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Secondary Annuitant if one has been named), the Owner is the person so designated in the application, unless:

     (1)  a change in Owner is requested, or

     (2)  a Successor Owner becomes the Owner.

The Owner may name a Successor Owner or a new Owner at any time. If the Owner dies, the Successor Owner, if living, becomes the Owner. Any request for change must be:

     (1)  made in writing, and

     (2)  received at the Company.

The change will become effective as of the date the written request is signed. A new choice of Owner or Successor Owner will apply to any payment made or action taken by the Company after the request for the change is received. Owners should consult a competent tax adviser prior to changing Owners.


--------------------------------------------------------------------------------
SUCCESSOR OWNER -- THE LIVING PERSON WHO, AT THE DEATH OF THE OWNER, BECOMES
THE NEW OWNER.
--------------------------------------------------------------------------------


PROVISION REQUIRED BY SECTION 72(s) OF THE CODE

The entire interest under a Non-Qualified Contract must be distributed within five years of any Owner's death if any Owner dies before the Annuity Starting Date. Satisfactory proof of death must be provided to the Company.

If the deceased Owner's spouse is the Successor Owner as of the date of the Owner's death, then the surviving spouse will be treated as the new Owner of the Contract and may continue the Contract. Spousal status is determined under federal law for this purpose (described below).

If the surviving spouse is not the Successor Owner:

     (1) the Contract will be surrendered as of the date of the Owner's death, and

     (2)  the proceeds will be paid to the Beneficiary.

If the Beneficiary is the Successor Owner, the surrender proceeds may be paid over the life of the Successor Owner if:

     (1)  the Successor Owner chooses that option, and

     (2) payments begin no later than one year after the date of the Owner's death.

This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

If any Owner, Annuitant or payee dies on or after the Annuity Starting Date, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Owner's, Annuitant's or payee's death.


PROVISION REQUIRED BY SECTION 401(a)(9) OF THE CODE

The entire interest of a Qualified Plan participant in the Contract generally will begin to be distributed no later than the required beginning date. Distributions generally must begin not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 70 1/2. The interest is distributed:

     (1)  over the life of such Participant, or

     (2)  the lives of such Participant and designated Beneficiary.

If (i) required minimum distributions have begun, and (ii) the Participant dies before the Owner's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as rapid as that used as of the date of the Participant's death.

The Contract generally will be surrendered as of the Participant's death if:

     (1)  the Participant dies before the start of such distributions, and

     (2)  there is no designated Beneficiary.

The surrender proceeds generally must be distributed within 5 years after the date of death. But, the surrender proceeds may be paid over the life of any designated Beneficiary at his/her option. In such case, distributions generally will begin not later than one year after the December 31 following the Participant's death. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan. Although the lifetime required minimum distribution rules do not apply to Roth IRAs under Section 408A of the Code, the post-death distribution rules apply.

It is the Owner's responsibility to assure that distribution rules imposed by the Code and Treasury regulations will be met. The Owner may want to consult a tax advisor concerning the potential application of these complex rules before purchasing this annuity Contract or purchasing additional features under this annuity Contract or making additional Purchase Payments under this annuity Contract. (See "Federal tax status.")


CONTINUATION OF THE CONTRACT BY A SURVIVING SPOUSE

As described above, in certain cases a surviving spouse may elect, in the case of Non-Qualified Contracts and Contracts that are used in connection with IRAs under Section 408 of the Code, to continue the Contract and become the new Owner. A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.

The designated beneficiary of an annuity contract who is recognized as a spouse of a deceased owner for federal tax purposes is treated more favorably than a designated beneficiary who is not recognized as a spouse for federal tax purposes. Specifically, a designated beneficiary who is recognized as a spouse of the deceased owner for federal tax purposes may continue the Contract and become the new Owner as described above. In contrast, a designated beneficiary who is not recognized as a spouse of the deceased owner for federal tax purposes must surrender the Contract within 5 years of the owner's death or take distributions from the Contract over the beneficiary's life or life expectancy beginning within one year of the owner's death.

The Internal Revenue Service has ruled that for federal tax purposes, the term "spouse" does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to nonspouse beneficiaries and will not be able to continue the Contract.

IF YOU HAVE QUESTIONS CONCERNING YOUR STATUS AS A SPOUSE FOR FEDERAL TAX PURPOSES AND HOW THAT STATUS MIGHT AFFECT YOUR RIGHTS UNDER THE CONTRACT, YOU SHOULD CONSULT YOUR LEGAL ADVISER.


SECONDARY ANNUITANT

Except where the Contract is issued in connection with a Qualified Plan, a Secondary Annuitant may be designated by the Owner. Such designation may be made once before annuity payments begin, either:

     (1)  in the application for the Contract, or

     (2) after the Contract is issued, by written notice to the Company at its Operations Center.

The Secondary Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Secondary Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to:

     (1)  any payment made by the Company, or

     (2) action taken by the Company before the receipt of the notice at the Company's Operations Center.

You cannot change the Secondary Annuitant, but you can delete the Secondary Annuitant.

The Secondary Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary following the Secondary Annuitant's 95th birthday.

On the death of the Annuitant, the Secondary Annuitant will become the Annuitant, under the following conditions:

     (1) the death of the Annuitant must have occurred before the Annuity Starting Date;

     (2) the Secondary Annuitant is living on the date of the Annuitant's death;

     (3) if the Annuitant was the Owner on the date of death, the Successor Owner must have been the Annuitant's spouse (as defined by federal law); and

     (4) if the Annuity Starting Date is later than the Contract Anniversary nearest the Secondary Annuitant's 95th birthday, the Annuity Starting Date will be automatically advanced to that Contract Anniversary.

EFFECT OF SECONDARY ANNUITANT'S BECOMING THE ANNUITANT. If the Secondary Annuitant becomes the Annuitant, the Death Benefit proceeds will be paid to the Beneficiary only on the death of the Secondary Annuitant. If the Secondary Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the successor Beneficiary on the date of death. If there was no successor Beneficiary, then the Secondary Annuitant's executors or administrators, unless the Owner directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Secondary Annuitant as if the Secondary Annuitant were the Annuitant.


ASSIGNMENT

The Owner may assign the Contract. However, the Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Operations Center. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

Because an assignment may be a taxable event, a Owner should consult a competent tax adviser before assigning the Contract.


CHANGE OF BENEFICIARY

So long as the Contract is in effect the Owner may change the Beneficiary or successor Beneficiary. A change is made by submitting a written request to the Company at its Operations Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed. The Company will not, however, be liable for any payment made or action taken before receipt and acknowledgement of the request at its Operations Center.

SUBSTITUTION OF SECURITIES

The Company may substitute shares of another mutual fund for shares of the Portfolios already purchased or to be purchased in the future by Contract Purchase Payments if:

     (1) the shares of any Portfolio are no longer available for investment by MONY America Variable Account A, or

     (2) in the judgment of the Company's Board of Directors, further investment in shares of one or more of the Portfolios is inappropriate based on the purposes of the Contract.

The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of contracts. We will notify you before we substitute securities in any subaccount, and, to the extent required by law, we will obtain prior approval from the Securities and Exchange Commission and the Arizona Insurance Department. We also will obtain any other required approvals (See "Who is MONY Life Insurance Company of America -- MONY America Variable Account A" for more information about changes we may make to the subaccounts).


CHANGES TO CONTRACTS

The Company reserves the right, subject to compliance with laws that apply, to unilaterally change your Contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, Treasury regulations, published rulings of the Internal Revenue Service, ERISA, and Department of Labor regulations.

Any change in the Contract must be in writing and made by our authorized officer. We will provide notice of any contract change.


CHANGE IN OPERATION OF MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A may be operated as a management company under the 1940 Act or it may be deregistered under the 1940 Act in the event the registration is no longer required, or MONY America Variable Account A may be combined with any of other subaccounts.

Deregistration of MONY America Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY America Variable Account A under this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.


11. VOTING RIGHTS

All of the assets held in the subaccounts of MONY America Variable Account A will be invested in shares of the designated Portfolios. The Company is the legal holder of these shares.

To the extent required by law, the Company will vote the shares of each of the Portfolios held in MONY America Variable Account A (whether or not attributable to contract owners).

We will determine the number of votes which you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares of a class held in a subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all contracts participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro rata basis to reduce the number of votes eligible to be cast.

Whenever a Portfolio calls a shareholder's meeting, each person having a voting interest in a subaccount will receive proxy voting material, reports, and other materials relating to the Portfolio. Since each Portfolio may engage in shared funding, other persons or entities besides the Company may vote Portfolio shares.


12. DISTRIBUTION OF THE CONTRACTS

The Contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
A. The offering of the Contracts is intended to be continuous.

AXA Advisors is an affiliate of the Company, and AXA Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for the Company's life and annuity products.


The Contracts are sold by financial professionals of AXA Advisors and its affiliates. The Contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

The Company pays compensation to both Distributors based on Contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its Contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your Contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the Contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the Contract, see "Summary of the Contract" and "Charges and deductions" earlier in this prospectus.

COMPENSATION PAID TO THE DISTRIBUTORS. The Company pays compensation to the Distributors based on Purchase Payments made on the Contracts sold through the Distributors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 6.50% of the total Purchase Payments made under the Contracts, plus, starting in the second Contract Year, up to 0.25% of the Fund Value of the Contracts ("asset-based compensation"). The Distributors, in turn, may pay a portion of the compensation received from the Company to the Distributors financial professional and/or the Selling broker-dealer making the sale. The compensation paid by the Distributors varies among financial professionals and among Selling broker-dealers. The Distributors also pay a portion of the compensation it receives to its managerial personnel. When a Contract is sold by a Selling broker-dealer, the Selling broker-dealer, not the Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the Contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company Contracts and Contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

The Company also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of the Company's distribution agreements with AXA Distributors.

DIFFERENTIAL COMPENSATION PAID BY AXA ADVISORS. In an effort to promote the sale of the Company's products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of the Company's Contract than it pays for the sale of a Contract or other financial product issued by a company other than the Company. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company's Contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company's Contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company's Contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend the Company's Contract over a Contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the Contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to Contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company Contracts over Contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2015) received additional payments. These additional payments ranged from $1,214.89 to $5,872,700.74. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company's contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.



1st Global Capital Corporation


Allstate Financial Services, LLC


American Portfolios Financial Services


Ameriprise Financial Services


BBVA Compass Investment Solutions, Inc.


Cambridge Investment Research


Capital Investment Group


CCO Investment Services Corporation


Centaurus Financial, Inc.


Cetera Advisors, LLC


Cetera Advisors Networks, LLC


Cetera Financial Specialists, LLC


Cetera Investment Services, LLC


CFD Investments, Inc.


Citigroup Global Markets, Inc.


Commonwealth Financial Network


CUNA Brokerage Services


Cuso Financial Services, L.P.


Farmer's Financial Solution


First Allied Securities Inc.

First Citizens Investor Services, Inc.


First Tennessee Brokerage Inc.


Founders Financial Securities


Girard Securities, Inc.


H.D. Vest Investment Securities, Inc.


Harbour Investments


Independent Financial Group, LLC


Investacorp, Inc.


Investment Professionals, Inc.


Investors Capital Corporation


Janney Montgomery Scott LLC


JP Turner & Company, LLC


Key Investment Services LLC


Kovack Securities


Legend Equities


Lincoln Financial Advisors Corp.


Lincoln Financial Services Corp


Lincoln Investment Planning


LPL Financial Corporation


Lucia Securities, LLC


Mercap Securities,LLC


Merrill Lynch Life Agency, Inc.


MetLife Securities, Inc.


Morgan Stanley Smith Barney


Mutual of Omaha Investment Services, Inc.


National Planning Corporation


Next Financial Group, Inc.


NFP Securities Inc.


PNC Investments


Primerica Financial Services


Questar Capital Corporation


Raymond James Insurance Group


RBC Capital Markets Corporation


Robert W Baird & Company


Santander Securities Corporation


Securities America Inc.


SIGMA Financial Corporation


Signator Financial Services


Signator Investors, Inc.


Southwest Securities, Inc.


Summit Brokerage Services, Inc.


SunTrust Investments


SWS Financial Services


The Advisor Group


TransAmerica Financial Advisors


Triad Advisors


U.S. Bancorp Investments, Inc.


UBS Financial Services, Inc.


Valmark Securities, Inc.


Voya Financial Advisors


VSR Financial Services Inc.


Wells Fargo Wealth Brokerage Insurance Agency



13. FEDERAL TAX STATUS


INTRODUCTION

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of the Contract. In addition, THE COMPANY MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


THE COMPANY'S TAX STATUS

The Company is taxed as a life insurance company under the Code. Since the operations of MONY America Variable Account A are a part of, and are taxed with, the operations of the Company, the MONY America Variable Account A is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the MONY America Variable Account A are not taxed to the extent they are applied under a Contract. The Company does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the MONY America Variable Account A, and therefore does not intend to make provision for any such taxes. If the Company is taxed on investment income or capital gains of the MONY America Variable Account A, then the Company may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF ANNUITIES IN GENERAL


TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an Owner's Fund Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:

     (1) the investments of the MONY America Variable Account A are "adequately diversified" in accordance with Treasury Department regulations;

     (2) the Company, rather than the Owner, is considered the owner of the assets of the MONY America Variable Account A for federal income tax purposes; and

     (3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

DIVERSIFICATION REQUIREMENTS. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the MONY America Variable Account A, are to be "adequately diversified." If the MONY America Variable Account A fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Fund Value over the premiums paid for the Contract. The Company expects that the MONY America Variable Account A, through the Portfolios, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.

OWNERSHIP TREATMENT. In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the MONY America Variable Account A, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be currently includable in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the Contract are similar to, but differ in certain respects from, the ownership rights described in certain IRS rulings where it was determined that contract owners were not owners of the assets of a segregated asset account (and thus not currently taxable on the income and gains). For example, the Owner of this Contract has the choice of more investment options to which to allocate purchase payments and Mony America Variable Account A values than were addressed in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Mony America Variable Account A and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in any further regulations or rulings which the Treasury Department or IRS may issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Mony America Variable Account A. However, there is no assurance such efforts would be successful.

NONNATURAL OWNER. As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. Thus, if a group Contract is held by a trust or other entity as an agent for certificate owners who are individuals, those individuals should be treated as owning an annuity for federal income tax purposes. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:

     (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent;

     (2)  certain Qualified Contracts;

     (3) Contracts purchased by employers upon the termination of certain Qualified Plans;

     (4) certain Contracts used in connection with structured settlement agreements; and

     (5) Contracts purchased with a single purchase payment when the Annuity Starting Date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


DELAYED ANNUITY PAYMENT DATES

If the Annuity Starting Date under the Contract occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (E.G., past age
95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner's income.

The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.


TAXATION OF SURRENDERS AND PARTIAL SURRENDERS

In the case of a partial surrender, amounts you receive are generally includable in income to the extent your "cash surrender value" before the partial surrender exceeds your "investment in the contract" (defined below). All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. Amounts received under an automatic withdrawal plan are treated for tax purposes as partial surrenders, not annuity payments. In the case of a surrender, amounts received are includable in income to the extent they exceed the "investment in the contract." For these purposes, the "investment in the contract" at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not includable in income.

As described elsewhere in this Prospectus, the cost of the enhanced death benefit option is reflected in the mortality and expense risk charge. It is possible that the portion of the mortality and expense risk charge that represents the cost of the enhanced death benefit option could be treated for federal tax purposes as a partial surrender from the Contract. If the Contract has additional riders, charges (or some portion thereof) for such riders could be treated for federal tax purposes as partial surrenders from the Contract.

There is some uncertainty regarding the treatment of the Market Value Adjustment for purposes of determining the amount includible in income as a result of any partial surrender, surrender, assignment, pledge, or transfer without adequate consideration. Congress has given the IRS regulatory authority to address this uncertainty. However, as of the date of this Prospectus, the IRS has not issued any regulations addressing these determinations.

Surrenders and partial surrenders may be subject to a 10% penalty tax. (See "Penalty Tax on Premature Distributions.") Surrenders and partial surrenders may also be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.")

TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. The exclusion amount is determined by multiplying (1) the payment by (2) the ratio of the "investment in the contract" (defined above) you allocate to the settlement option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).

Once the total amount of the investment in the contract is excluded using the above formula, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another within the meaning of federal law. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.")


TAXATION OF PROCEEDS PAYABLE UPON DEATH

Prior to the Annuity Starting Date, we may distribute amounts from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such proceeds are includable in income as follows:

     (1) if distributed in a lump sum or under Settlement Option 1 (described above), they are taxed in the same manner as a surrender, as described above; or

     (2) if distributed under Settlement Options 2, 3, 3A, or 4 (described above), they are taxed in the same manner as annuity income payments, as described above.

After the Annuity Starting Date, if a guaranteed period exists under a life income settlement option and the payee dies before the end of that period, payments we make to the Beneficiary for the remainder of that period are includable in income as follows:

     (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

     (2) if distributed in accordance with the existing settlement option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.

Proceeds payable on death may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.")

The Company may be liable for payment of the generation skipping transfer tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the proceeds.


ASSIGNMENTS, PLEDGES, AND GRATUITOUS TRANSFERS


Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Fund Value is treated for federal income tax purposes as a surrender of such amount or portion. If the entire Fund Value is assigned or pledged, subsequent increases in the Fund Value are also treated as withdrawals for as long as the assignment or pledge remains in place. The investment in the contract is increased by the amount includable as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be required to include in income the difference between the "cash surrender value" and the investment in the contract at the time of transfer. In such case, the transferee's "investment in the contract" will increase to reflect the increase in the transferor's income. The exceptions for transfers to the Owner's spouse (or to a former spouse) are limited to individuals that are treated as spouses under federal law.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

Where we have not issued the Contract in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract, E.G., surrenders, partial surrenders, annuity payments, death proceeds, assignments, pledges and gratuitous transfers, that is includable in income unless the payment is:

     (a)  received on or after the Owner reaches age 59 1/2;

     (b) attributable to the Owner's becoming disabled (as defined in the tax law);

     (c) made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

     (d) made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary (as defined in the tax law); or

     (e) made under a Contract purchased with a single Purchase Payment when the Annuity Starting Date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Certain other exceptions to the 10% penalty tax not described herein also may apply. (Similar rules, discussed below, apply in the case of certain Qualified Contracts.)


AGGREGATION OF CONTRACTS

In certain circumstances, the IRS may determine the amount of an annuity income payment or a surrender from a Contract that is includable in income by combining some or all of the annuity contracts a person owns that were not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by the Company (or its affiliates), the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment that was not received as an annuity (including surrenders prior to the Annuity Starting Date) is includable in income. The effects of such aggregation are not always clear; however, it could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.


MEDICARE HOSPITAL INSURANCE TAX ON CERTAIN DISTRIBUTIONS



Effective for tax years beginning after December 31, 2012, a Medicare hospital insurance tax of 3.8% will apply to some types of investment income. This tax will apply to all taxable distributions from nonqualified annuities. This tax only applies to taxpayers with "modified adjusted gross income" above $250,000 in the case of married couples filing jointly, $125,000 in the case of married couples filing separately, and $200,000 for all others. For more information regarding this tax and whether it may apply to you, please consult your tax advisor.



LOSS OF INTEREST DEDUCTION WHERE CONTRACT IS HELD BY OR FOR THE BENEFIT OF CERTAIN NONNATURAL PERSONS

In the case of Contracts issued after June 8, 1997, to a nonnatural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, that entity's general interest deduction under the Code may be limited. More specifically, a portion of its otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that the Owner received or accrued during the taxable year. Entities that have purchased the Contract, or entities that will be Beneficiaries under a Contract, should consult a tax adviser.


QUALIFIED RETIREMENT PLANS


IN GENERAL

The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, we make no attempt in this prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. State income tax rules applicable to Qualified Plans and Qualified Contracts often differ from federal income tax rules, and this prospectus does not describe any of these differences. THOSE WHO INTEND TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD SEEK COMPETENT ADVICE.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for surrenders, automatic withdrawals, partial surrenders, and annuity income payments under Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that you and/or your employer may make, and the tax deduction or exclusion that you and/or your employer may claim for such contribution, are limited under Qualified Plans.

In the case of Qualified Contracts, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code. Due to the presence of a Market Value Adjustment there may be in some circumstances uncertainty as to the amount of required minimum distributions. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of Individual Retirement Accounts or Annuities (IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. The death benefit under your Contract and certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code
Section 401(a)(9), may increase the amount of the minimum required distribution that must be taken from your Contract.

As described earlier in this prospectus, certain Qualified Contracts issued under a Code Section 401(k) plan will have a loan provision under which a loan can be taken using the Contract as collateral for the loan. In general, loans from Qualified Contracts are taxable distributions unless certain requirements are satisfied. For example, the loan, by its terms, generally must be repaid within 5 years, repayments are required at least quarterly and must be substantially level, and the loan amount is limited to certain dollar amounts specified by the IRS. These dollar limits take into account other recent loans you have had under the plan. If these requirements are not satisfied when the loan is received or while the loan is outstanding, it could result in a taxable distribution from the Qualified Contract. The plan may also require the loan to be repaid upon severance from employment. PLEASE CONSULT YOUR PLAN ADMINISTRATOR AND/OR TAX ADVISER REGARDING THE TREATMENT OF LOANS IN THESE CIRCUMSTANCES.

There may be a 10% penalty tax on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the penalty tax does not apply to a payment:

     (a)  received on or after the date the Owner reaches age 59 1/2;

     (b) received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

     (c) made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under section 401, exception "c" above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. You must meet special conditions to be eligible for these two exceptions to the penalty tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax advisor. Certain other exceptions to the 10% penalty tax not described herein also may apply.

Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.

INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. If you use this Contract in connection with an IRA, the Owner and Annuitant generally must be the same individual and generally may not be changed. IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible, and on the time when distributions must commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), you may "roll over" distributions from certain Qualified Plans on a tax-deferred basis into an IRA. Contracts may also be issued in connection with a "Simplified Employee Pension" or "SEP IRA" under Section 408(i) of the
Code.

However, you may not use the Contract in connection with a "Coverdell Education Savings Account" (formerly known as an "Education IRA") under Section 530 of the Code, or a "Simple IRA" under Section 408(p) of the Code.


ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income.

A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains the age of 59 1/2; (2) made after the Owner's death; (3) attributable to the Owner being disabled; or (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from (1) a non-Roth IRA, (2) a "designated Roth account" maintained under a Qualified Plan, and (3) certain Qualified Plans of eligible individuals. Special rules apply to rollovers to Roth IRAs from Qualified Plans and from designated Roth accounts under Qualified Plans. You should seek competent advice before making such a rollover.


IRA TO IRA ROLLOVERS AND TRANSFERS

A rollover contribution is a tax-free movement of amounts from one IRA to another within 60 days after you receive the distribution. In particular, a distribution from a non-Roth IRA generally may be rolled over tax-free within 60 days to another non-Roth IRA, and a distribution from a Roth IRA generally may be rolled over tax-free within 60 days to another Roth IRA. A distribution from a Roth IRA may not be rolled over (or transferred) tax-free to a non-Roth IRA.

A rollover from any one of your IRAs (including IRAs you have with another company) to another IRA is allowed only once within a one-year period. This limitation applies on an aggregate basis and applies to all types of your IRAs, meaning that you cannot make an IRA to IRA rollover if you have made such a rollover involving any of your IRAs in the preceding one-year period. For example, a rollover between your Roth IRAs would preclude a separate rollover within the one-year period between your non-Roth IRAs, and vice versa. The one-year period begins on the date that you receive the IRA distribution, not the date it is rolled over into another IRA.

If the IRA distribution does not satisfy the rollover rules, it may be (1) taxable in the year distributed, (2) subject to a 10% tax on early distributions, and (3) treated as a regular contribution to the recipient IRA, which could result in an excess contribution subject to an additional tax.

If you inherit an IRA from your spouse, you generally can roll it over into an IRA established for you, or you can choose to make the inherited IRA your own. If you inherited an IRA from someone other than your spouse, you cannot roll it over, make it your own, or allow it to receive rollover contributions.

A rollover from one IRA to another is different from a direct trustee-to-trustee transfer of your IRA assets from one IRA trustee to another IRA trustee. A "trustee-to-trustee" transfer is not considered a rollover and is not subject to the 60-day rollover requirement or the one rollover per year rule. In addition, a rollover between IRAs is different from direct rollovers from certain Qualified Plans to non-Roth IRAs and "qualified rollover contributions" to Roth IRAs, both of which are subject to special rules.


PENSION AND PROFIT-SHARING PLANS

Section 401(a) of the Code permits employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans. These types of plans may be subject to rules under Sections 401(a)(11) and 417 of the Code that provide rights to a spouse or former spouse of a participant. In such a case, the participant may need the consent of the spouse or former spouse to change settlement options, to elect an automatic withdrawal option, or to make a partial or full surrender of the Contract.


TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits employers of public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts on behalf of their employees and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security
(FICA) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b).


DIRECT ROLLOVERS

If your Contract is used in connection with a pension or profit-sharing plan qualified under Section 401(a) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under Section 457(b) of the Code, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Section 401(a) of the Code or an eligible Section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under Section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain eligible retirement plans (such as an IRA). Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.


FEDERAL INCOME TAX WITHHOLDING


IN GENERAL

The Company will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies the Company at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, the Company may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Starting Date) and conversions of, or rollovers from, non-Roth IRAs and Qualified Plans to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.


NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding federal withholding tax consequences to annuity contract owners or beneficiaries that are U.S. citizens or residents. Owners or beneficiaries that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. Owners or beneficiaries that are not U.S. citizens or residents are advised to consult with a tax advisor regarding federal tax withholding with respect to the distributions from a Contract.


FATCA WITHHOLDING

If the payee of a distribution from the Contract is a foreign financial institution ("FFI") or a non-financial foreign entity ("NFFE") within the meaning of the Code as amended by the Foreign Account Tax Compliance Act ("FATCA"), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the Contract or the distribution. The rules relating to FATCA are complex, and a tax advisor should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the Contract.


14. LEGAL PROCEEDINGS

MONY Life Insurance Company of America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a Contract owner's interest in MONY America Variable Account A, nor would any of these proceedings be likely to have a material adverse effect upon MONY America Variable Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.


15. CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, Protective, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Fund Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing orders from our website or with the Portfolios, impact our ability to calculate Fund Values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.



16. FINANCIAL STATEMENTS

The audited financial statements of MONY America Variable Account A and the Company are set forth in the Statement of Additional Information. These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account. PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules. PricewaterhouseCoopers LLP's offices are located at 569 Brookwood Village, Suite 851, Birmingham, Alabama 35209 and 300 Madison Avenue, New York, New York 10017.


ABOUT THE GENERAL ACCOUNT

This Contract was offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a Contract's account value or any guaranteed benefits with which the Contract was issued. The Company is solely responsible to the Contract owner for the Contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by the Company's general account and are subject to the Company's claims paying ability. An owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular Contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Insurance Department of the State of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                 APPENDIX I: CONDENSED FINANCIAL INFORMATION

                   MONY LIFE INSURANCE COMPANY OF AMERICA
                       MONY AMERICA VARIABLE ACCOUNT A
                          ACCUMULATION UNIT VALUES



                                          UNIT VALUE
                                       ---------------------------------------------------------------------------------------------
                                          DEC. 31,   DEC. 31,    DEC. 31,   DEC. 31,   DEC. 31,    DEC. 31,    DEC. 31,   DEC. 31,
SUBACCOUNT                                  2015       2014        2013       2012       2011        2010        2009       2008
---------------------------------------  ----------  ---------  ---------  ---------  ----------  ----------  ----------  ---------
All Asset Growth-Alt 20................      $11.98     $12.65     $12.52     $11.12      $10.06      $10.57       $9.32      $7.49
AXA Aggressive Allocation..............       10.80      11.14      10.79       8.65        7.68        8.41        7.54       6.00
AXA Conservative Allocation............       11.08      11.25      11.12      10.80       10.47       10.41        9.84       9.08
AXA Conservative-Plus Allocation.......       11.10      11.32      11.12      10.23        9.66        9.86        9.16       8.11
AXA Large Cap Growth Managed
   Volatility..........................       16.50      16.07      14.80      11.32       10.04       10.85        9.54       7.57
AXA/Loomis Sayles Growth...............       18.04      16.40      15.42      12.28       11.05       10.89       10.20       7.97
AXA Mid Cap Value Managed
   Volatility..........................       19.48      20.46      18.71      14.25       12.18       13.58       11.23         --
AXA Moderate Allocation................       10.91      11.16      10.98       9.84        9.17        9.52        8.78       7.60
AXA Moderate-Plus Allocation...........       10.98      11.27      11.01       9.32        8.47        9.03        8.20       6.82
Charter(SM) Small Cap Growth...........       21.52      23.22      24.16      16.57       15.08       18.13       14.40      10.85
Dreyfus Stock Index Fund, Inc..........       15.64      15.68      14.02      10.76        9.42        9.38        8.27       6.64
EQ/BlackRock Basic Value Equity........       15.85      17.12      15.82      11.64       10.38       10.86        9.81       7.63
EQ/Boston Advisors Equity Income.......       19.22      19.82      18.48      14.22       12.24       12.46       10.92       9.92
EQ/Calvert Socially Responsible........       11.36      11.46      10.23       7.72        6.70        6.76        6.07       4.69
EQ/Capital Guardian Research...........       14.62      14.54      13.34      10.26        8.86        8.61        7.52       5.78
EQ/Core Bond Index.....................       13.07      13.19      13.06      13.45       13.21       12.75       12.18      12.00
EQ/GAMCO Mergers and
   Acquisitions........................       16.11      15.92      15.87      14.50       13.96       13.96       12.91      11.22
EQ/GAMCO Small Company Value...........       45.99      49.43      48.61      35.42       30.46       32.00       24.45      17.52
EQ/Intermediate Government Bond........       13.59      13.71      13.69      14.11       14.16       13.60       13.19         --
EQ/Large Cap Value Index...............       18.05      19.15      17.23      13.27       11.54          --          --         --
EQ/MFS International Growth............       14.22      14.39      15.35      13.69       11.60       13.16       11.61       8.57
EQ/Mid Cap Index.......................       21.19      22.11      20.56      15.72       13.61       14.10       11.34       8.41
EQ/Money Market........................        9.94      10.07      10.21      10.35       10.49       10.63       10.77      10.88
EQ/Morgan Stanley Mid Cap
   Growth..............................       23.59      25.30      25.83      18.89       17.61       19.29       14.74       9.49
EQ/PIMCO Ultra Short Bond..............       11.61      11.80      11.97      12.13       12.11       12.30       12.36      11.60
EQ/Quality Bond PLUS...................       15.44      15.61      15.38      15.95       15.75       15.77       15.05         --
EQ/T. Rowe Price Growth Stock..........       17.12      15.74      14.69      10.79        9.20        9.51        8.28       5.88
EQ/UBS Growth and Income...............       17.62      18.12      16.05      12.00       10.78       11.24       10.08       7.71
Fidelity(R) VIP Contrafund(R) Portfolio       22.64      22.82      20.69      15.99       13.93       14.51       12.56       9.38
Franklin Income VIP - 2................       19.91      21.71      21.04      18.71       16.84       16.67       14.99      11.21
Franklin Rising Dividends VIP - 2......       22.24      23.39      21.81      17.04       15.43       14.76       12.40      10.71
Janus Aspen Series Balanced
   Portfolio...........................       21.98      22.15      20.69      17.45       15.57       15.53       14.52      11.69
Janus Aspen Series Enterprise
   Portfolio...........................       18.09      17.63      15.88      12.16       10.51       10.80        8.70       6.09
Janus Aspen Series Forty Portfolio.....       21.86      19.74      18.41      14.22       11.61       12.61       11.97       8.29
Janus Aspen Series Global Research
   Portfolio...........................       11.98      12.43      11.73       9.26        7.81        9.18        8.03       5.91
Oppenheimer Global Fund/VA.............       28.19      27.56      27.37      21.85       18.31       20.29       17.77      12.93
PIMCO Global Bond Portfolio
   (Unhedged)..........................       17.49      18.48      18.31      20.28       19.22       18.11       16.44      14.26
ProFund VP Bear........................        2.14       2.28       2.69       3.72        4.52        5.03        6.20       8.71
ProFund VP Rising Rates
   Opportunity.........................        2.27       2.34       3.40       2.96        3.23        5.23        6.32       4.84
ProFund VP UltraBull...................       25.19      26.29      21.62      13.04       10.25       10.92        9.06       6.35


                                          UNIT VALUE
                                       ---------------------------------------------------------------------------------------------
                                          DEC. 31,   DEC. 31,
SUBACCOUNT                                  2007       2006
---------------------------------------  ---------  ----------
All Asset Growth-Alt 20................     $10.90      $10.57
AXA Aggressive Allocation..............      10.01          --
AXA Conservative Allocation............      10.34          --
AXA Conservative-Plus Allocation.......      10.21          --
AXA Large Cap Growth Managed
   Volatility..........................      12.85       11.42
AXA/Loomis Sayles Growth...............      12.04       10.10
AXA Mid Cap Value Managed
   Volatility..........................         --          --
AXA Moderate Allocation................      10.20          --
AXA Moderate-Plus Allocation...........      10.13          --
Charter(SM) Small Cap Growth...........      18.99       18.57
Dreyfus Stock Index Fund, Inc..........      10.69       10.30
EQ/BlackRock Basic Value Equity........      12.19       12.21
EQ/Boston Advisors Equity Income.......      14.85       14.51
EQ/Calvert Socially Responsible........       8.66        7.80
EQ/Capital Guardian Research...........       9.69          --
EQ/Core Bond Index.....................      13.32       13.06
EQ/GAMCO Mergers and
   Acquisitions........................      13.20       12.93
EQ/GAMCO Small Company Value...........      25.61       23.75
EQ/Intermediate Government Bond........         --          --
EQ/Large Cap Value Index...............         --          --
EQ/MFS International Growth............      14.55       12.69
EQ/Mid Cap Index.......................      16.77          --
EQ/Money Market........................      10.77       10.40
EQ/Morgan Stanley Mid Cap
   Growth..............................      18.21          --
EQ/PIMCO Ultra Short Bond..............      12.26       11.14
EQ/Quality Bond PLUS...................         --          --
EQ/T. Rowe Price Growth Stock..........      10.32        9.75
EQ/UBS Growth and Income...............      13.04       13.06
Fidelity(R) VIP Contrafund(R) Portfolio      16.57       14.29
Franklin Income VIP - 2................      16.15       15.78
Franklin Rising Dividends VIP - 2......      14.89       15.51
Janus Aspen Series Balanced
   Portfolio...........................      14.08       12.91
Janus Aspen Series Enterprise
   Portfolio...........................      10.97        9.11
Janus Aspen Series Forty Portfolio.....      15.05       11.14
Janus Aspen Series Global Research
   Portfolio...........................      10.83       10.02
Oppenheimer Global Fund/VA.............      21.96       20.98
PIMCO Global Bond Portfolio
   (Unhedged)..........................      14.57       13.46
ProFund VP Bear........................       6.31        6.36
ProFund VP Rising Rates
   Opportunity.........................       7.92        8.46
ProFund VP UltraBull...................      19.74       19.84


                                        UNITS OUTSTANDING
                                       ---------------------------------------------------------------------------------------------
                                         DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,   DEC. 31,     DEC. 31,  DEC. 31,
SUBACCOUNT                                 2015        2014        2013        2012        2011       2010         2009      2008
---------------------------------------  ---------  ----------  ----------  ----------  ----------  ----------  ---------  ---------
All Asset Growth-Alt 20................  1,270,837   1,445,649   1,663,560   1,922,201   2,249,246  2,681,015   3,190,836  3,976,044
AXA Aggressive Allocation..............     73,481      82,101      96,772     111,649     131,557    125,972     109,441     57,982
AXA Conservative Allocation............    113,108     120,086     119,074     182,536     170,983    221,943     178,106    171,180
AXA Conservative-Plus Allocation.......     49,936      62,394      79,837      85,402     112,840    155,794     158,842    191,867
AXA Large Cap Growth Managed
   Volatility..........................    392,101     444,489     511,851     581,025     672,128    814,368   1,015,952  1,340,581
AXA/Loomis Sayles Growth...............  2,064,563   2,278,143   2,602,937   2,928,876   3,408,649  4,022,399   5,040,656  6,247,168
AXA Mid Cap Value Managed
   Volatility..........................    271,462     297,696     340,596     394,593     486,345    647,302     822,335         --
AXA Moderate Allocation................    203,665     234,653     248,206     317,251     358,670    371,177     476,016    592,487
AXA Moderate-Plus Allocation...........    112,277     144,952     171,273     179,305     175,273    269,294     293,026    202,158
Charter(SM) Small Cap Growth...........    293,040     328,485     363,981     411,235     507,768    599,656     773,448    997,235
Dreyfus Stock Index Fund, Inc..........    932,932   1,015,604   1,120,346   1,265,037   1,488,411  1,831,626   2,258,134  3,003,891
EQ/BlackRock Basic Value Equity........    101,422     105,949     120,336     132,606     148,549    181,943     245,928    378,596
EQ/Boston Advisors Equity Income.......    348,826     385,777     421,966     476,308     544,646    661,133     866,996  1,228,517
EQ/Calvert Socially Responsible........    105,244     117,759     130,251     146,303     169,267    204,371     264,142    305,886
EQ/Capital Guardian Research...........    131,715     141,189     156,684     189,628     222,032    277,556     346,955    464,204
EQ/Core Bond Index.....................    642,782     754,099     873,081   1,038,202   1,223,634  1,617,336   2,064,117    770,250
EQ/GAMCO Mergers and
   Acquisitions........................     59,181      68,861      76,178      89,008     124,211    145,562     181,250    228,727
EQ/GAMCO Small Company Value...........    702,384     799,742     915,072   1,050,951   1,240,734  1,525,805   1,863,329  2,470,253
EQ/Intermediate Government Bond........    299,925     373,457     440,760     529,083     616,021    725,776     946,198         --
EQ/Large Cap Value Index...............    163,160     182,802     191,422     226,296     262,505         --          --         --
EQ/MFS International Growth............    286,906     325,186     356,534     407,540     464,762    566,604     733,386    951,223
EQ/Mid Cap Index.......................     43,799      44,747      46,164      47,235      67,501     63,808      72,187    126,854
EQ/Money Market........................    635,896     651,154     726,367   1,009,821   1,016,824  1,476,653   1,814,818  2,886,956
EQ/Morgan Stanley Mid Cap
   Growth..............................    104,205     125,229     148,445     181,900     236,450    284,685     314,142    373,739
EQ/PIMCO Ultra Short Bond..............    103,249     123,962     155,927     200,733     241,075    303,672     462,400    453,559
EQ/Quality Bond PLUS...................    231,137     262,561     305,390     402,636     496,868    678,561     868,263         --
EQ/T. Rowe Price Growth Stock..........    767,349     859,762     962,019   1,080,159   1,271,301  1,517,985   1,837,732  2,322,411
EQ/UBS Growth and Income...............    919,257   1,019,732   1,147,685   1,288,206   1,545,593  1,877,719   2,301,746  2,986,644
Fidelity(R) VIP Contrafund(R) Portfolio    834,914     942,455   1,099,666   1,249,805   1,496,304  1,814,712   2,228,837  2,979,630
Franklin Income VIP - 2................    171,105     226,346     242,047     252,307     307,638    407,327     491,997    711,395
Franklin Rising Dividends VIP - 2......     91,867     119,156     135,596     138,568     165,260    163,952     173,655    246,117
Janus Aspen Series Balanced
   Portfolio...........................    610,467     670,358     754,473     853,186   1,012,978  1,184,523   1,470,007  1,954,684
Janus Aspen Series Enterprise
   Portfolio...........................    590,130     655,577     726,031     822,747     940,015  1,131,580   1,419,916  1,722,276
Janus Aspen Series Forty Portfolio.....    485,695     536,468     619,070     710,450     812,913  1,010,518   1,289,315  1,547,604
Janus Aspen Series Global Research
   Portfolio...........................    545,825     617,406     733,779     827,150     981,953  1,206,618   1,502,931  1,795,688
Oppenheimer Global Fund/VA.............    123,559     140,958     146,830     170,316     194,493    240,081     329,171    528,621
PIMCO Global Bond Portfolio
   (Unhedged)..........................     82,906      98,134     113,409     131,524     144,199    165,708     224,099    311,052
ProFund VP Bear........................     34,233      40,791      42,169      50,931      43,007     54,582      46,231    117,167
ProFund VP Rising Rates
   Opportunity.........................    103,698     108,253      86,370      32,762      39,800     45,613      71,161     54,450
ProFund VP UltraBull...................     14,013      37,342      37,644      18,290      50,540     75,957     120,086     67,276


                                        UNITS OUTSTANDING
                                       ---------------------------------------------------------------------------------------------
                                         DEC. 31,     DEC. 31,
SUBACCOUNT                                 2007         2006
---------------------------------------  ---------  -----------
All Asset Growth-Alt 20................  5,513,287    7,300,951
AXA Aggressive Allocation..............     23,678           --
AXA Conservative Allocation............     25,364           --
AXA Conservative-Plus Allocation.......     84,997           --
AXA Large Cap Growth Managed
   Volatility..........................  2,049,590    2,697,953
AXA/Loomis Sayles Growth...............  8,542,516   12,014,014
AXA Mid Cap Value Managed
   Volatility..........................         --           --
AXA Moderate Allocation................    235,127           --
AXA Moderate-Plus Allocation...........     44,505           --
Charter(SM) Small Cap Growth...........  1,431,540    2,003,547
Dreyfus Stock Index Fund, Inc..........  4,131,405    5,268,532
EQ/BlackRock Basic Value Equity........    588,447      162,707
EQ/Boston Advisors Equity Income.......  1,872,979    2,493,147
EQ/Calvert Socially Responsible........    392,763      491,154
EQ/Capital Guardian Research...........    704,758           --
EQ/Core Bond Index.....................  1,462,548    1,907,446
EQ/GAMCO Mergers and
   Acquisitions........................    307,858      355,264
EQ/GAMCO Small Company Value...........  3,497,734    4,619,713
EQ/Intermediate Government Bond........         --           --
EQ/Large Cap Value Index...............         --           --
EQ/MFS International Growth............  1,314,677    1,619,060
EQ/Mid Cap Index.......................    166,194           --
EQ/Money Market........................  3,268,106    3,783,141
EQ/Morgan Stanley Mid Cap
   Growth..............................    616,094           --
EQ/PIMCO Ultra Short Bond..............    444,115      607,070
EQ/Quality Bond PLUS...................         --           --
EQ/T. Rowe Price Growth Stock..........  3,097,303    4,266,241
EQ/UBS Growth and Income...............  4,058,934    5,288,888
Fidelity(R) VIP Contrafund(R) Portfolio  4,309,960    4,132,884
Franklin Income VIP - 2................  1,026,999    1,032,610
Franklin Rising Dividends VIP - 2......    358,103      418,715
Janus Aspen Series Balanced
   Portfolio...........................  2,761,884    3,539,301
Janus Aspen Series Enterprise
   Portfolio...........................  2,242,169    2,826,266
Janus Aspen Series Forty Portfolio.....  1,997,448    2,485,058
Janus Aspen Series Global Research
   Portfolio...........................  2,357,570    2,964,196
Oppenheimer Global Fund/VA.............    879,138    1,058,049
PIMCO Global Bond Portfolio
   (Unhedged)..........................    444,312      568,823
ProFund VP Bear........................     38,052       37,753
ProFund VP Rising Rates
   Opportunity.........................     96,834      195,027
ProFund VP UltraBull...................     74,392       93,443

                     STATEMENT OF ADDITIONAL INFORMATION


                              TABLE OF CONTENTS



                                 MAY 1, 2016


Additional information about the Company.......................................................................      2
About our independent registered public accounting firm........................................................      2
Sale of the contracts..........................................................................................      2
Financial statements...........................................................................................      3


If you would like to receive a copy of the MONY America Variable Account A Statement of Additional Information, please return this request to:


     MONY Life Insurance Company of America
     Operations Center
     5788 Widewaters Parkway
     Syracuse, New York 13214
     1-800-487-6669





================================================================================
Please send me a copy of the MONY America Variable Account A Statement of Additional Information.


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

City                                                                                    State                       Zip





         MLA-CM

                         INDIVIDUAL FLEXIBLE PAYMENT


                          VARIABLE ANNUITY CONTRACT


                     STATEMENT OF ADDITIONAL INFORMATION



                              DATED MAY 1, 2016



This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2016 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company of America ("Company"). The prospectus is available, at no charge, by writing the Company at Operations Center, 5788 Widewaters Parkway, Syracuse, New York 13214 or by calling 1-800-487-6669, or by accessing the SEC's website at www.sec.gov.



                              TABLE OF CONTENTS

Additional information about the Company.......................................................................      2
About our independent registered public accounting firm........................................................      2
Sale of the contracts..........................................................................................      2
Financial statements...........................................................................................      3


                                  ISSUED BY


                       MONY AMERICA VARIABLE ACCOUNT A
                                     AND
                   MONY LIFE INSURANCE COMPANY OF AMERICA
                          525 WASHINGTON BOULEVARD
                        JERSEY CITY, NEW JERSEY 07310





           MLOA-CM

           #417014

ADDITIONAL INFORMATION ABOUT THE COMPANY


MONY LIFE INSURANCE COMPANY OF AMERICA

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. MONY Life Insurance Company of America is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, AXA exercises significant influence over the operations and capital structure of the Company. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the Contracts.

AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the MONY America Variable Account A and distributor of the Contracts.

We are subject to regulation by the State of Arizona and regulation by the Director of Insurance in Arizona. We file an annual statement with the State of Arizona, and periodically, the Director of Insurance for the State of Arizona assesses our liabilities and reserves and those of the MONY America Variable Account A and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.


MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.


ABOUT OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements for each of the subaccounts of MONY America Variable Account A and the Company included in this Statement of Additional Information, which is a part of the Registration Statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office are located at 569 Brookwood Village, Suite 851, Birmingham, Alabama 35209 and 300 Madison Avenue, New York, New York, 10017.


SALE OF THE CONTRACTS

AXA Advisors and AXA Distributors ("the Distributors") receive fees for the sale of variable annuity contracts. The Distributors received compensation with respect to the policies offered through MONY America Variable Account A in the following amounts during the periods indicated:



                                                                                       AGGREGATE AMOUNT OF
                                                                                      COMMISSIONS RETAINED
                                                                                      BY AXA ADVISORS ONLY*
                                                                                     AFTER PAYMENTS TO THEIR
                                            AGGREGATE AMOUNT OF                        REGISTERED PERSONS
                                            COMMISSIONS PAID TO                         AND OTHER SELLING
FISCAL YEAR                                  THE DISTRIBUTORS                            BROKER-DEALERS
-----------                                --------------------                      -----------------------
   2013                                         $4,577,092                                  $1,845,271
   2014                                         $3,116,038                                    $734,489
   2015                                         $3,032,902                                    $687,515


* AXA Distributors passes through commissions it receives and does not retain any override as distributor for the Contracts. However, under the distribution agreement with AXA Distributors, the Company will pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for the Distributors' operating and other expenses as it relates to the Contracts.

Please see your Prospectus for detailed information regarding the distribution of the Contracts.

FINANCIAL STATEMENTS

The financial statements of the Company should be distinguished from the financial statements of MONY America Variable Account A. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in MONY America Variable Account A.

                          FINANCIAL STATEMENTS




                        INDEX TO FINANCIAL STATEMENTS



MONY AMERICA VARIABLE ACCOUNT A

Report of Independent Registered Public Accounting Firm...................................    FSA-2
Statement of Assets and Liabilities as of December 31, 2015...............................    FSA-3
Statement of Operations for Year Ended December 31, 2015..................................   FSA-21
Statement of Changes in Net Assets for the Year Ended December 31, 2015...................   FSA-30
Statement of Changes in Net Assets for the Year Ended December 31, 2014...................   FSA-39
Notes to Financial Statements.............................................................   FSA-48

MONY LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm....................................      F-1
Financial Statements:
  Balance Sheets, December 31, 2015 and December 31, 2014..................................      F-2
  Statements of Earnings (Loss), Years Ended December 31, 2015, 2014 and 2013..............      F-3
  Statements of Comprehensive Income (Loss), Years Ended December 31, 2015, 2014
    and 2013...............................................................................      F-4
  Statements of Shareholder's Equity, Years Ended December 31, 2015, 2014 and 2013.........      F-5
  Statements of Cash Flows, Years Ended December 31, 2015, 2014 and 2013...................      F-6
  Notes to Financial Statements............................................................      F-7


FSA-1

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contractowners of the MONY America Variable Account A and Board of Directors of MONY Life Insurance Company of America:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Portfolios as listed in Note 1 to such financial statements of the MONY America Variable Account A at December 31, 2015, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of MONY Life Insurance Company of America. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLC


Birmingham, Alabama
April 22, 2016


FSA-2

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015




                                                                   ALL ASSET     AXA AGGRESSIVE    AXA CONSERVATIVE
                                                                GROWTH-ALT 20*     ALLOCATION*        ALLOCATION*
                                                               ---------------  ----------------  ------------------

ASSETS:
Investments in shares of the Portfolios, at fair value.......  $   101,063,340    $  1,575,423       $  3,225,985
Receivable for shares of the Portfolios sold.................          115,440              61             15,804
Receivable for policy-related transactions...................                5               2                  4
                                                               ---------------  ----------------  ------------------
TOTAL ASSETS.................................................      101,178,785       1,575,486          3,241,793
                                                               ---------------  ----------------  ------------------

LIABILITIES:
Payable for shares of the Portfolios purchased...............               --              --                 --
Payable for policy-related transactions......................          115,459              63             15,808
                                                               ---------------  ----------------  ------------------
TOTAL LIABILITIES............................................          115,459              63             15,808
                                                               ---------------  ----------------  ------------------
NET ASSETS...................................................  $   101,063,326    $  1,575,423       $  3,225,985
                                                               ===============  ================  ==================

NET ASSETS:
Accumulation Unit Values.....................................  $   101,063,326    $  1,575,423       $  3,225,985
                                                               ---------------  ----------------  ------------------
TOTAL NET ASSETS.............................................  $   101,063,326    $  1,575,423       $  3,225,985
                                                               ===============  ================  ==================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST.............  $   102,992,673    $  1,593,339       $  3,354,582

                                                                                                           AXA LARGE CAP
                                                                AXA CONSERVATIVE-    AXA GLOBAL EQUITY    GROWTH MANAGED
                                                                PLUS ALLOCATION*    MANAGED VOLATILITY*     VOLATILITY*
                                                               -------------------  -------------------  -----------------

ASSETS:
Investments in shares of the Portfolios, at fair value.......      $  2,879,689        $   2,661,301       $   6,468,401
Receivable for shares of the Portfolios sold.................             2,002                3,134               5,890
Receivable for policy-related transactions...................                 1                   --                  17
                                                               -------------------  -------------------  -----------------
TOTAL ASSETS.................................................         2,881,692            2,664,435           6,474,308
                                                               -------------------  -------------------  -----------------

LIABILITIES:
Payable for shares of the Portfolios purchased...............                --                   --                  --
Payable for policy-related transactions......................             2,006                3,137               5,890
                                                               -------------------  -------------------  -----------------
TOTAL LIABILITIES............................................             2,006                3,137               5,890
                                                               -------------------  -------------------  -----------------
NET ASSETS...................................................      $  2,879,686        $   2,661,298       $   6,468,418
                                                               ===================  ===================  =================

NET ASSETS:
Accumulation Unit Values.....................................      $  2,879,686        $   2,661,298       $   6,468,418
                                                               -------------------  -------------------  -----------------
TOTAL NET ASSETS.............................................      $  2,879,686        $   2,661,298       $   6,468,418
                                                               ===================  ===================  =================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST.............      $  3,077,437        $   2,053,521       $   4,653,724

                                                                 AXA LARGE CAP
                                                                 VALUE MANAGED
                                                                  VOLATILITY*
                                                               ---------------

ASSETS:
Investments in shares of the Portfolios, at fair value.......   $   3,600,785
Receivable for shares of the Portfolios sold.................           1,217
Receivable for policy-related transactions...................               4
                                                               ---------------
TOTAL ASSETS.................................................       3,602,006
                                                               ---------------

LIABILITIES:
Payable for shares of the Portfolios purchased...............              --
Payable for policy-related transactions......................           1,217
                                                               ---------------
TOTAL LIABILITIES............................................           1,217
                                                               ---------------
NET ASSETS...................................................   $   3,600,789
                                                               ===============

NET ASSETS:
Accumulation Unit Values.....................................   $   3,600,789
                                                               ---------------
TOTAL NET ASSETS.............................................   $   3,600,789
                                                               ===============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST.............   $   3,033,163

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-3

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015



                                                             AXA MID CAP                                          AXA/AB
                                                            VALUE MANAGED   AXA MODERATE    AXA MODERATE-PLUS    SMALL CAP
                                                             VOLATILITY*     ALLOCATION*       ALLOCATION*        GROWTH*
                                                          ---------------  --------------  ------------------  -------------

ASSETS:
Investments in shares of the Portfolios, at fair value..   $  13,373,392    $  8,349,408      $  3,577,092     $   1,327,438
Receivable for shares of the Portfolios sold............          10,778          16,224               680               316
Receivable for policy-related transactions..............              --               3                 1                 2
                                                          ---------------  --------------  ------------------  -------------
TOTAL ASSETS............................................      13,384,170       8,365,635         3,577,773         1,327,756
                                                          ---------------  --------------  ------------------  -------------

LIABILITIES:
Payable for shares of the Portfolios purchased..........              --              --                --                --
Payable for policy-related transactions.................          10,794          16,226               689               316
                                                          ---------------  --------------  ------------------  -------------
TOTAL LIABILITIES.......................................          10,794          16,226               689               316
                                                          ---------------  --------------  ------------------  -------------
NET ASSETS..............................................   $  13,373,376    $  8,349,409      $  3,577,084     $   1,327,440
                                                          ===============  ==============  ==================  =============

NET ASSETS:
Accumulation Unit Values................................   $  13,373,376    $  8,349,409      $  3,577,084     $   1,327,440
                                                          ---------------  --------------  ------------------  -------------
TOTAL NET ASSETS........................................   $  13,373,376    $  8,349,409      $  3,577,084     $   1,327,440
                                                          ===============  ==============  ==================  =============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST........   $   8,080,062    $  8,507,538      $  3,688,750     $   1,351,973

                                                                                               CHARTER(SM)
                                                            AXA/LOOMIS    CHARTER(SM) MULTI-    SMALL CAP
                                                          SAYLES GROWTH*     SECTOR BOND*        GROWTH*
                                                          --------------  ------------------  ------------

ASSETS:
Investments in shares of the Portfolios, at fair value..  $   48,619,489     $  2,789,702     $  9,181,984
Receivable for shares of the Portfolios sold............          47,641            3,790            3,790
Receivable for policy-related transactions..............              10                5                1
                                                          --------------  ------------------  ------------
TOTAL ASSETS............................................      48,667,140        2,793,497        9,185,775
                                                          --------------  ------------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..........              --               --               --
Payable for policy-related transactions.................          47,706            3,791            3,798
                                                          --------------  ------------------  ------------
TOTAL LIABILITIES.......................................          47,706            3,791            3,798
                                                          --------------  ------------------  ------------
NET ASSETS..............................................  $   48,619,434     $  2,789,706     $  9,181,977
                                                          ==============  ==================  ============

NET ASSETS:
Accumulation Unit Values................................  $   48,619,434     $  2,789,706     $  9,181,977
                                                          --------------  ------------------  ------------
TOTAL NET ASSETS........................................  $   48,619,434     $  2,789,706     $  9,181,977
                                                          ==============  ==================  ============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST........  $   50,279,760     $  2,903,013     $  6,388,741

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.





 The accompanying notes are an integral part of these financial statements.


 FSA-4

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015



                                                                               EQ/BLACKROCK       EQ/BOSTON
                                                              DREYFUS STOCK     BASIC VALUE    ADVISORS EQUITY   EQ/CALVERT SOCIALLY
                                                            INDEX FUND, INC.      EQUITY*          INCOME*          RESPONSIBLE*
                                                            ----------------  --------------  ----------------  --------------------

ASSETS:
Investments in shares of the Portfolios, at fair value....   $  14,595,269     $  5,115,170    $   11,745,323       $  1,620,967
Receivable for shares of the Portfolios sold..............          19,433            3,170            16,538              1,024
Receivable for policy-related transactions................              --                1                 3                  5
                                                            ----------------  --------------  ----------------  --------------------
TOTAL ASSETS..............................................      14,614,702        5,118,341        11,761,864          1,621,996
                                                            ----------------  --------------  ----------------  --------------------

LIABILITIES:
Payable for shares of the Portfolios purchased............              --               --                --                 --
Payable for policy-related transactions...................          19,444            3,177            16,543              1,024
                                                            ----------------  --------------  ----------------  --------------------
TOTAL LIABILITIES.........................................          19,444            3,177            16,543              1,024
                                                            ----------------  --------------  ----------------  --------------------
NET ASSETS................................................   $  14,595,258     $  5,115,164    $   11,745,321       $  1,620,972
                                                            ================  ==============  ================  ====================

NET ASSETS:
Accumulation Unit Values..................................   $  14,595,258     $  5,115,164    $   11,745,321       $  1,620,972
                                                            ----------------  --------------  ----------------  --------------------
TOTAL NET ASSETS..........................................   $  14,595,258     $  5,115,164    $   11,745,321       $  1,620,972
                                                            ================  ==============  ================  ====================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST..........   $   9,873,693     $  3,608,504    $   11,598,553       $  1,234,370

                                                                                                   EQ/GAMCO
                                                                EQ/CAPITAL       EQ/CORE BOND     MERGERS AND
                                                            GUARDIAN RESEARCH*      INDEX*       ACQUISITIONS*
                                                            -------------------  --------------  -------------

ASSETS:
Investments in shares of the Portfolios, at fair value....     $  4,585,491      $  22,618,358   $   2,095,385
Receivable for shares of the Portfolios sold..............            1,457             32,225           2,105
Receivable for policy-related transactions................                5                 32               3
                                                            -------------------  --------------  -------------
TOTAL ASSETS..............................................        4,586,953         22,650,615       2,097,493
                                                            -------------------  --------------  -------------

LIABILITIES:
Payable for shares of the Portfolios purchased............               --                 --              --
Payable for policy-related transactions...................            1,460             32,226           2,106
                                                            -------------------  --------------  -------------
TOTAL LIABILITIES.........................................            1,460             32,226           2,106
                                                            -------------------  --------------  -------------
NET ASSETS................................................     $  4,585,493      $  22,618,389   $   2,095,387
                                                            ===================  ==============  =============

NET ASSETS:
Accumulation Unit Values..................................     $  4,585,493      $  22,618,389   $   2,095,387
                                                            -------------------  --------------  -------------
TOTAL NET ASSETS..........................................     $  4,585,493      $  22,618,389   $   2,095,387
                                                            ===================  ==============  =============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST..........     $  2,847,508      $  22,331,602   $   2,010,378

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-5

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015



                                                             EQ/GAMCO      EQ/INTERMEDIATE                      EQ/MFS
                                                           SMALL COMPANY     GOVERNMENT       EQ/LARGE CAP   INTERNATIONAL
                                                              VALUE*            BOND*         VALUE INDEX*      GROWTH*
                                                          ---------------  ----------------  --------------  -------------

ASSETS:
Investments in shares of the Portfolios, at fair value..  $   103,394,718   $  10,671,061    $   10,610,078  $  8,985,182
Receivable for shares of the Portfolios sold............           68,925          24,875            11,842         6,518
Receivable for policy-related transactions..............               22               7                11         3,697
                                                          ---------------  ----------------  --------------  -------------
TOTAL ASSETS............................................      103,463,665      10,695,943        10,621,931     8,995,397
                                                          ---------------  ----------------  --------------  -------------

LIABILITIES:
Payable for shares of the Portfolios purchased..........               --              --                --         3,697
Payable for policy-related transactions.................           68,929          24,878            11,844         6,531
                                                          ---------------  ----------------  --------------  -------------
TOTAL LIABILITIES.......................................           68,929          24,878            11,844        10,228
                                                          ---------------  ----------------  --------------  -------------
NET ASSETS..............................................  $   103,394,736   $  10,671,065    $   10,610,087  $  8,985,169
                                                          ===============  ================  ==============  =============

NET ASSETS:
Accumulation Unit Values................................  $   103,394,736   $  10,671,065    $   10,610,087  $  8,985,169
                                                          ---------------  ----------------  --------------  -------------
TOTAL NET ASSETS........................................  $   103,394,736   $  10,671,065    $   10,610,087  $  8,985,169
                                                          ===============  ================  ==============  =============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST........  $    70,668,526   $  10,356,161    $    7,279,122  $  8,507,626


                                                           EQ/MID CAP      EQ/MONEY      EQ/MORGAN STANLEY
                                                             INDEX*         MARKET*       MID CAP GROWTH*
                                                          ------------  -------------  -------------------

ASSETS:
Investments in shares of the Portfolios, at fair value..  $  7,992,235  $  16,137,187      $  7,782,915
Receivable for shares of the Portfolios sold............         9,498        187,080             4,056
Receivable for policy-related transactions..............            --              4                 7
                                                          ------------  -------------  -------------------
TOTAL ASSETS............................................     8,001,733     16,324,271         7,786,978
                                                          ------------  -------------  -------------------

LIABILITIES:
Payable for shares of the Portfolios purchased..........            --             --                --
Payable for policy-related transactions.................         9,504        187,109             4,062
                                                          ------------  -------------  -------------------
TOTAL LIABILITIES.......................................         9,504        187,109             4,062
                                                          ------------  -------------  -------------------
NET ASSETS..............................................  $  7,992,229  $  16,137,162      $  7,782,916
                                                          ============  =============  ===================

NET ASSETS:
Accumulation Unit Values................................  $  7,992,229  $  16,137,162      $  7,782,916
                                                          ------------  -------------  -------------------
TOTAL NET ASSETS........................................  $  7,992,229  $  16,137,162      $  7,782,916
                                                          ============  =============  ===================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST........  $  4,741,229  $  16,137,433      $  7,707,325

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.







 The accompanying notes are an integral part of these financial statements.


 FSA-6

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015




                                                               EQ/PIMCO        EQ/QUALITY       EQ/SMALL       EQ/T.ROWE PRICE
                                                           ULTRA SHORT BOND*   BOND PLUS*    COMPANY INDEX*     GROWTH STOCK*
                                                          ------------------  ------------  ----------------  ----------------

ASSETS:
Investments in shares of the Portfolios, at fair value..     $  3,876,333     $  5,940,985    $  2,614,411     $   43,462,728
Receivable for shares of the Portfolios sold............            4,812            5,674           2,347             35,745
Receivable for policy-related transactions..............                6                4               1                 --
                                                          ------------------  ------------  ----------------  ----------------
TOTAL ASSETS............................................        3,881,151        5,946,663       2,616,759         43,498,473
                                                          ------------------  ------------  ----------------  ----------------

LIABILITIES:
Payable for shares of the Portfolios purchased..........               --               --              --                 --
Payable for policy-related transactions.................            4,815            5,676           2,348             35,772
                                                          ------------------  ------------  ----------------  ----------------
TOTAL LIABILITIES.......................................            4,815            5,676           2,348             35,772
                                                          ------------------  ------------  ----------------  ----------------
NET ASSETS..............................................     $  3,876,336     $  5,940,987    $  2,614,411     $   43,462,701
                                                          ==================  ============  ================  ================

NET ASSETS:
Accumulation Unit Values................................     $  3,876,336     $  5,940,987    $  2,614,411     $   43,462,701
                                                          ------------------  ------------  ----------------  ----------------
TOTAL NET ASSETS........................................     $  3,876,336     $  5,940,987    $  2,614,411     $   43,462,701
                                                          ==================  ============  ================  ================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST........     $  3,935,499     $  6,191,988    $  2,420,335     $   24,314,822

                                                                              FIDELITY(R) VIP
                                                           EQ/UBS GROWTH &     CONTRAFUND(R)    FRANKLIN INCOME
                                                               INCOME*           PORTFOLIO         VIP FUND
                                                          ------------------  ---------------  ----------------

ASSETS:
Investments in shares of the Portfolios, at fair value..    $  19,110,523     $  18,904,543     $   14,334,849
Receivable for shares of the Portfolios sold............           14,809            15,615             23,607
Receivable for policy-related transactions..............                2                --                  5
                                                          ------------------  ---------------  ----------------
TOTAL ASSETS............................................       19,125,334        18,920,158         14,358,461
                                                          ------------------  ---------------  ----------------

LIABILITIES:
Payable for shares of the Portfolios purchased..........               --                --                 --
Payable for policy-related transactions.................           14,813            15,629             23,622
                                                          ------------------  ---------------  ----------------
TOTAL LIABILITIES.......................................           14,813            15,629             23,622
                                                          ------------------  ---------------  ----------------
NET ASSETS..............................................    $  19,110,521     $  18,904,529     $   14,334,839
                                                          ==================  ===============  ================

NET ASSETS:
Accumulation Unit Values................................    $  19,110,521     $  18,904,529     $   14,334,839
                                                          ------------------  ---------------  ----------------
TOTAL NET ASSETS........................................    $  19,110,521     $  18,904,529     $   14,334,839
                                                          ==================  ===============  ================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST........    $  14,367,963     $  13,624,940     $   14,473,793

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.





 The accompanying notes are an integral part of these financial statements.


 FSA-7

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015






                                                          FRANKLIN RISING   INVESCO V.I.   INVESCO V.I.   INVESCO V.I.
                                                             DIVIDENDS       DIVERSIFIED    GLOBAL CORE   GLOBAL HEALTH
                                                             VIP FUND       DIVIDEND FUND   EQUITY FUND     CARE FUND
                                                          ---------------  --------------  -------------  -------------

ASSETS:
Investments in shares of the Portfolios, at fair value..   $   5,641,148     $  930,504     $   631,938   $  2,379,839
Receivable for shares of the Portfolios sold............           2,182             83              42            600
Receivable for policy-related transactions..............               2              2              --              1
                                                          ---------------  --------------  -------------  -------------
TOTAL ASSETS............................................       5,643,332        930,589         631,980      2,380,440
                                                          ---------------  --------------  -------------  -------------

LIABILITIES:
Payable for shares of the Portfolios purchased..........              --             --              --             --
Payable for policy-related transactions.................           2,189             84              43            601
                                                          ---------------  --------------  -------------  -------------
TOTAL LIABILITIES.......................................           2,189             84              43            601
                                                          ---------------  --------------  -------------  -------------
NET ASSETS..............................................   $   5,641,143     $  930,505     $   631,937   $  2,379,839
                                                          ===============  ==============  =============  =============

NET ASSETS:
Accumulation Unit Values................................   $   5,641,143     $  930,505     $   631,937   $  2,379,839
                                                          ---------------  --------------  -------------  -------------
TOTAL NET ASSETS........................................   $   5,641,143     $  930,505     $   631,937   $  2,379,839
                                                          ===============  ==============  =============  =============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST........   $   4,883,168     $  677,605     $   576,642   $  1,541,088

                                                                               JANUS ASPEN
                                                                                 SERIES         JANUS ASPEN
                                                             INVESCO V.I.       BALANCED     SERIES ENTERPRISE
                                                            TECHNOLOGY FUND     PORTFOLIO        PORTFOLIO
                                                          -----------------  --------------  -----------------

ASSETS:
Investments in shares of the Portfolios, at fair value..     $  1,000,253    $   13,420,621   $   10,676,797
Receivable for shares of the Portfolios sold............               87            11,858            7,983
Receivable for policy-related transactions..............                1                --               14
                                                          -----------------  --------------  -----------------
TOTAL ASSETS............................................        1,000,341        13,432,479       10,684,794
                                                          -----------------  --------------  -----------------

LIABILITIES:
Payable for shares of the Portfolios purchased..........               --                --               --
Payable for policy-related transactions.................               88            11,860            7,983
                                                          -----------------  --------------  -----------------
TOTAL LIABILITIES.......................................               88            11,860            7,983
                                                          -----------------  --------------  -----------------
NET ASSETS..............................................     $  1,000,253    $   13,420,619   $   10,676,811
                                                          =================  ==============  =================

NET ASSETS:
Accumulation Unit Values................................     $  1,000,253    $   13,420,619   $   10,676,811
                                                          -----------------  --------------  -----------------
TOTAL NET ASSETS........................................     $  1,000,253    $   13,420,619   $   10,676,811
                                                          =================  ==============  =================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST........     $    921,748    $   12,011,627   $    7,378,382




 The accompanying notes are an integral part of these financial statements.


 FSA-8

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015



                                                                           JANUS ASPEN
                                                            JANUS ASPEN   SERIES GLOBAL    JANUS ASPEN
                                                           SERIES FORTY     RESEARCH     SERIES OVERSEAS   MFS(R) UTILITIES
                                                             PORTFOLIO      PORTFOLIO       PORTFOLIO           SERIES
                                                          --------------  -------------  ----------------  ----------------

ASSETS:
Investments in shares of the Portfolios, at fair value..  $   13,878,911  $  6,541,650     $  5,697,757      $  3,994,836
Receivable for shares of the Portfolios sold............           8,754         2,641            5,812             7,026
Receivable for policy-related transactions..............               6             6                1                 1
                                                          --------------  -------------  ----------------  ----------------
TOTAL ASSETS............................................      13,887,671     6,544,297        5,703,570         4,001,863
                                                          --------------  -------------  ----------------  ----------------

LIABILITIES:
Payable for shares of the Portfolios purchased..........              --            --               --                --
Payable for policy-related transactions.................           8,757         2,641            5,817             7,029
                                                          --------------  -------------  ----------------  ----------------
TOTAL LIABILITIES.......................................           8,757         2,641            5,817             7,029
                                                          --------------  -------------  ----------------  ----------------
NET ASSETS..............................................  $   13,878,914  $  6,541,656     $  5,697,753      $  3,994,834
                                                          ==============  =============  ================  ================

NET ASSETS:
Accumulation Unit Values................................  $   13,878,914  $  6,541,656     $  5,697,753      $  3,994,834
                                                          --------------  -------------  ----------------  ----------------
TOTAL NET ASSETS........................................  $   13,878,914  $  6,541,656     $  5,697,753      $  3,994,834
                                                          ==============  =============  ================  ================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST........  $   13,507,019  $  4,675,239     $  7,981,507      $  4,106,009


                                                                            PIMCO GLOBAL
                                                             OPPENHEIMER   BOND PORTFOLIO    PROFUND
                                                           GLOBAL FUND/VA    (UNHEDGED)      VP BEAR
                                                          ---------------  --------------  ----------

ASSETS:
Investments in shares of the Portfolios, at fair value..    $  8,880,786   $   4,840,367   $   93,707
Receivable for shares of the Portfolios sold............           6,371          20,482            4
Receivable for policy-related transactions..............               6              --           --
                                                          ---------------  --------------  ----------
TOTAL ASSETS............................................       8,887,163       4,860,849       93,711
                                                          ---------------  --------------  ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..........              --              --           --
Payable for policy-related transactions.................           6,374          20,488            4
                                                          ---------------  --------------  ----------
TOTAL LIABILITIES.......................................           6,374          20,488            4
                                                          ---------------  --------------  ----------
NET ASSETS..............................................    $  8,880,789   $   4,840,361   $   93,707
                                                          ===============  ==============  ==========

NET ASSETS:
Accumulation Unit Values................................    $  8,880,789   $   4,840,361   $   93,707
                                                          ---------------  --------------  ----------
TOTAL NET ASSETS........................................    $  8,880,789   $   4,840,361   $   93,707
                                                          ===============  ==============  ==========
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST........    $  6,626,152   $   5,844,404   $  111,980




 The accompanying notes are an integral part of these financial statements.


 FSA-9

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015



                                                                                                        PROFUND
                                                                                                    VP RISING RATES        PROFUND
                                                                                                      OPPORTUNITY       VP ULTRABULL
                                                                                                    ----------------   -------------

ASSETS:
Investments in shares of the Portfolios, at fair value.........................................        $  384,575      $   1,507,032
Receivable for shares of the Portfolios sold...................................................             2,784                784
Receivable for policy-related transactions.....................................................                 1                  2
                                                                                                    ----------------   -------------
TOTAL ASSETS...................................................................................           387,360          1,507,818
                                                                                                    ----------------   -------------

LIABILITIES:
Payable for shares of the Portfolios purchased.................................................                --                 --
Payable for policy-related transactions........................................................             2,784                785
                                                                                                    ----------------   -------------
TOTAL LIABILITIES..............................................................................             2,784                785
                                                                                                    ----------------   -------------
NET ASSETS.....................................................................................        $  384,576      $   1,507,033
                                                                                                    ================   =============

NET ASSETS:
Accumulation Unit Values.......................................................................        $  384,576      $   1,507,033
                                                                                                    ----------------   -------------
TOTAL NET ASSETS...............................................................................        $  384,576      $   1,507,033
                                                                                                    ================   =============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST...............................................        $  564,233      $   1,619,304




 The accompanying notes are an integral part of these financial statements.


 FSA-10

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015



The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account.

                                                                                                                   PORTFOLIO
PORTFOLIO                                                                                SHARE CLASS              SHARES HELD
-------------------------------------------------------------------------------   -------------------------     --------------
All Asset Growth-Alt 20........................................................            Class B                   5,652,373
AXA Aggressive Allocation......................................................            Class B                     153,761
AXA Conservative Allocation....................................................            Class B                     347,222
AXA Conservative-Plus Allocation...............................................            Class B                     304,251
AXA Global Equity Managed Volatility...........................................            Class A                     183,626
AXA Large Cap Growth Managed Volatility........................................            Class B                     241,443
AXA Large Cap Value Managed Volatility.........................................            Class A                     241,199
AXA Mid Cap Value Managed Volatility...........................................            Class A                     907,121
AXA Moderate Allocation........................................................            Class B                     626,319
AXA Moderate-Plus Allocation...................................................            Class B                     344,507
AXA/AB Small Cap Growth........................................................            Class A                      77,113
AXA/Loomis Sayles Growth Portfolio.............................................            Class B                   7,742,413
Charter(sm) Multi-Sector Bond..................................................            Class A                     742,488
Charter(sm) Small Cap Growth...................................................            Class B                     821,466
Dreyfus Stock Index Fund, Inc..................................................        Initial Shares                  336,142
EQ/BlackRock Basic Value Equity................................................            Class B                     256,362
EQ/Boston Advisors Equity Income...............................................            Class A                      28,105
EQ/Boston Advisors Equity Income...............................................            Class B                   1,993,048
EQ/Calvert Socially Responsible................................................            Class A                     107,605
EQ/Calvert Socially Responsible................................................            Class B                      38,863
EQ/Capital Guardian Research...................................................            Class A                     217,591
EQ/Core Bond Index.............................................................            Class A                   2,292,560
EQ/GAMCO Mergers and Acquisitions..............................................            Class B                     166,447
EQ/GAMCO Small Company Value...................................................            Class B                   2,095,506
EQ/Intermediate Government Bond................................................            Class A                   1,038,295
EQ/Large Cap Value Index.......................................................            Class A                   1,366,814
EQ/MFS International Growth....................................................            Class B                   1,375,452
EQ/Mid Cap Index...............................................................            Class A                     616,375
EQ/Money Market................................................................            Class A                  16,129,090
EQ/Morgan Stanley Mid Cap Growth...............................................            Class A                     473,207
EQ/PIMCO Ultra Short Bond......................................................            Class B                     395,974
EQ/Quality Bond PLUS...........................................................            Class B                     704,534
EQ/Small Company Index.........................................................            Class A                     258,731
EQ/T. Rowe Price Growth Stock..................................................            Class B                   1,138,731
EQ/UBS Growth & Income.........................................................            Class B                   2,287,740
Fidelity(R) VIP Contrafund(R) Portfolio........................................         Service Class                  559,472
Franklin Income VIP Fund.......................................................            Class 2                   1,009,496
Franklin Rising Dividends VIP Fund.............................................            Class 2                     228,202
Invesco V.I. Diversified Dividend Fund.........................................           Series 1                      39,987
Invesco V.I. Global Core Equity Fund...........................................           Series 1                      75,681
Invesco V.I. Global Health Care Fund...........................................           Series 1                      74,956




 The accompanying notes are an integral part of these financial statements.


 FSA-11

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015



                                                                                                                   PORTFOLIO
PORTFOLIO                                                                                SHARE CLASS              SHARES HELD
-------------------------------------------------------------------------------   -------------------------     --------------
Invesco V.I. Technology Fund...................................................           Series 1                      53,120
Janus Aspen Series Balanced Portfolio..........................................     Institutional Shares               446,164
Janus Aspen Series Enterprise Portfolio........................................     Institutional Shares               186,234
Janus Aspen Series Forty Portfolio.............................................     Institutional Shares               291,928
Janus Aspen Series Forty Portfolio.............................................        Service Shares                   92,973
Janus Aspen Series Global Research Portfolio...................................     Institutional Shares               162,566
Janus Aspen Series Overseas Portfolio..........................................        Service Shares                  204,661
MFS(R) Utilities Series........................................................         Initial Class                  156,292
Oppenheimer Global Fund/VA.....................................................         Service Class                  236,254
PIMCO Global Bond Portfolio (Unhedged).........................................     Administrative Class               429,873
ProFund VP Bear................................................................         Common Shares                   10,109
ProFund VP Rising Rates Opportunity............................................         Common Shares                   68,920
ProFund VP UltraBull...........................................................         Common Shares                  107,954

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges.

                                                       CONTRACT                            UNIT       UNITS
FUND NAME                                              CHARGES*      SHARE CLASS**         VALUE   OUTSTANDING
-----------------------------------------------------  --------  ---------------------  ---------  -----------
All Asset Growth-Alt 20..............................    1.20%          Class B          $  12.98     127,562
All Asset Growth-Alt 20..............................    1.25%          Class B          $  68.66   1,182,507
All Asset Growth-Alt 20..............................    1.35%          Class B          $  11.98   1,270,837
All Asset Growth-Alt 20..............................    1.70%          Class B          $  12.65     158,556
All Asset Growth-Alt 20..............................    1.95%          Class B          $  14.39          10
All Asset Growth-Alt 20..............................    2.00%          Class B          $  14.30       9,733
All Asset Growth-Alt 20..............................    2.35%          Class B          $  11.66      72,643

AXA Aggressive Allocation............................    1.20%          Class B          $  10.94      37,678
AXA Aggressive Allocation............................    1.25%          Class B          $  10.89      19,184
AXA Aggressive Allocation............................    1.35%          Class B          $  10.80      73,481
AXA Aggressive Allocation............................    1.70%          Class B          $  10.48         874
AXA Aggressive Allocation............................    2.35%          Class B          $   9.91      15,277

AXA Conservative Allocation..........................    1.20%          Class B          $  11.22      29,342
AXA Conservative Allocation..........................    1.25%          Class B          $  11.17     114,876
AXA Conservative Allocation..........................    1.35%          Class B          $  11.08     113,108
AXA Conservative Allocation..........................    1.70%          Class B          $  10.75      20,685
AXA Conservative Allocation..........................    2.35%          Class B          $  10.17      13,623

AXA Conservative-Plus Allocation.....................    1.20%          Class B          $  11.24      44,699
AXA Conservative-Plus Allocation.....................    1.25%          Class B          $  11.19     153,887
AXA Conservative-Plus Allocation.....................    1.35%          Class B          $  11.10      49,936
AXA Conservative-Plus Allocation.....................    1.70%          Class B          $  10.77       6,847
AXA Conservative-Plus Allocation.....................    2.35%          Class B          $  10.19       2,627





 The accompanying notes are an integral part of these financial statements.


 FSA-12

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015



                                                       CONTRACT                            UNIT       UNITS
FUND NAME                                              CHARGES*      SHARE CLASS**         VALUE   OUTSTANDING
-----------------------------------------------------  --------  ---------------------  ---------  -----------
AXA Global Equity Managed Volatility.................    1.20%          Class A          $  29.86      26,764
AXA Global Equity Managed Volatility.................    1.45%          Class A          $  37.66         103
AXA Global Equity Managed Volatility.................    1.50%          Class A          $  37.41         136
AXA Global Equity Managed Volatility.................    1.70%          Class A          $  28.98      34,225
AXA Global Equity Managed Volatility.................    2.00%          Class A          $  32.07       1,314
AXA Global Equity Managed Volatility.................    2.35%          Class A          $  26.97      29,563
AXA Global Equity Managed Volatility.................    2.80%          Class A          $  28.99         750

AXA Large Cap Growth Managed Volatility..............    1.35%          Class B          $  16.50     392,101

AXA Large Cap Value Managed Volatility...............    1.20%          Class A          $  13.14      19,828
AXA Large Cap Value Managed Volatility...............    1.25%          Class A          $  77.67      34,638
AXA Large Cap Value Managed Volatility...............    1.45%          Class A          $  17.54          36
AXA Large Cap Value Managed Volatility...............    1.70%          Class A          $  12.32      22,088
AXA Large Cap Value Managed Volatility...............    2.35%          Class A          $  11.74      32,122

AXA Mid Cap Value Managed Volatility.................    1.20%          Class A          $  19.66     127,997
AXA Mid Cap Value Managed Volatility.................    1.35%          Class A          $  19.48     271,462
AXA Mid Cap Value Managed Volatility.................    1.45%          Class A          $  19.35       1,041
AXA Mid Cap Value Managed Volatility.................    1.50%          Class A          $  19.29         380
AXA Mid Cap Value Managed Volatility.................    1.70%          Class A          $  19.05     174,680
AXA Mid Cap Value Managed Volatility.................    1.95%          Class A          $  18.75           7
AXA Mid Cap Value Managed Volatility.................    2.00%          Class A          $  18.69          59
AXA Mid Cap Value Managed Volatility.................    2.35%          Class A          $  18.28     118,456
AXA Mid Cap Value Managed Volatility.................    2.80%          Class A          $  17.76       2,780

AXA Moderate Allocation..............................    1.20%          Class B          $  11.06     335,466
AXA Moderate Allocation..............................    1.25%          Class B          $  11.01      61,227
AXA Moderate Allocation..............................    1.35%          Class B          $  10.91     203,665
AXA Moderate Allocation..............................    1.70%          Class B          $  10.59     106,016
AXA Moderate Allocation..............................    2.00%          Class B          $  10.32       5,673
AXA Moderate Allocation..............................    2.35%          Class B          $  10.02      56,161

AXA Moderate-Plus Allocation.........................    1.20%          Class B          $  11.12      26,403
AXA Moderate-Plus Allocation.........................    1.25%          Class B          $  11.07      98,162
AXA Moderate-Plus Allocation.........................    1.35%          Class B          $  10.98     112,277
AXA Moderate-Plus Allocation.........................    1.70%          Class B          $  10.65      47,706
AXA Moderate-Plus Allocation.........................    2.35%          Class B          $  10.08      45,265

AXA/AB Small Cap Growth..............................    1.20%          Class A          $  18.27      22,279
AXA/AB Small Cap Growth..............................    1.45%          Class A          $  24.86         169
AXA/AB Small Cap Growth..............................    1.70%          Class A          $  17.79      30,483
AXA/AB Small Cap Growth..............................    2.35%          Class A          $  16.57      22,424
AXA/AB Small Cap Growth..............................    2.80%          Class A          $  19.86         125





 The accompanying notes are an integral part of these financial statements.


 FSA-13

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015



                                                       CONTRACT                            UNIT       UNITS
FUND NAME                                              CHARGES*      SHARE CLASS**         VALUE   OUTSTANDING
-----------------------------------------------------  --------  ---------------------  ---------  -----------
AXA/Loomis Sayles Growth Portfolio...................    1.20%          Class B          $  19.05     233,633
AXA/Loomis Sayles Growth Portfolio...................    1.35%          Class B          $  18.04   2,064,563
AXA/Loomis Sayles Growth Portfolio...................    1.45%          Class B          $  22.31         842
AXA/Loomis Sayles Growth Portfolio...................    1.50%          Class B          $  22.16         346
AXA/Loomis Sayles Growth Portfolio...................    1.70%          Class B          $  17.37     226,521
AXA/Loomis Sayles Growth Portfolio...................    1.95%          Class B          $  20.57         111
AXA/Loomis Sayles Growth Portfolio...................    2.00%          Class B          $  20.44       2,645
AXA/Loomis Sayles Growth Portfolio...................    2.35%          Class B          $  15.95     180,305
AXA/Loomis Sayles Growth Portfolio...................    2.80%          Class B          $  18.47       1,202

Charter(sm) Multi-Sector Bond........................    1.20%          Class A          $  13.39      69,643
Charter(sm) Multi-Sector Bond........................    1.45%          Class A          $  12.78         163
Charter(sm) Multi-Sector Bond........................    1.50%          Class A          $  12.70       1,794
Charter(sm) Multi-Sector Bond........................    1.70%          Class A          $  12.48      61,241
Charter(sm) Multi-Sector Bond........................    2.00%          Class A          $  10.54         238
Charter(sm) Multi-Sector Bond........................    2.35%          Class A          $  11.47      92,248
Charter(sm) Multi-Sector Bond........................    2.80%          Class A          $   9.52         733

Charter(sm) Small Cap Growth.........................    1.20%          Class B          $  14.80      72,756
Charter(sm) Small Cap Growth.........................    1.35%          Class B          $  21.52     293,040
Charter(sm) Small Cap Growth.........................    1.45%          Class B          $  19.22         377
Charter(sm) Small Cap Growth.........................    1.50%          Class B          $  19.10         159
Charter(sm) Small Cap Growth.........................    1.70%          Class B          $  13.75      71,219
Charter(sm) Small Cap Growth.........................    1.95%          Class B          $  16.66         152
Charter(sm) Small Cap Growth.........................    2.00%          Class B          $  16.55         188
Charter(sm) Small Cap Growth.........................    2.35%          Class B          $  12.41      64,785

Dreyfus Stock Index Fund, Inc........................    1.35%      Initial Shares       $  15.64     932,932

EQ/BlackRock Basic Value Equity......................    1.20%          Class B          $  16.06      66,921
EQ/BlackRock Basic Value Equity......................    1.35%          Class B          $  15.85     101,422
EQ/BlackRock Basic Value Equity......................    1.45%          Class B          $  15.79         137
EQ/BlackRock Basic Value Equity......................    1.50%          Class B          $  15.71         553
EQ/BlackRock Basic Value Equity......................    1.70%          Class B          $  15.25      77,858
EQ/BlackRock Basic Value Equity......................    1.95%          Class B          $  14.99         559
EQ/BlackRock Basic Value Equity......................    2.00%          Class B          $  14.92          29
EQ/BlackRock Basic Value Equity......................    2.35%          Class B          $  14.26      84,660
EQ/BlackRock Basic Value Equity......................    2.80%          Class B          $  13.73         696
EQ/BlackRock Basic Value Equity......................    2.85%          Class B          $  13.66         636

EQ/Boston Advisors Equity Income.....................    1.25%          Class A          $  15.66      10,384
EQ/Boston Advisors Equity Income.....................    1.20%          Class B          $  20.21      81,051
EQ/Boston Advisors Equity Income.....................    1.35%          Class B          $  19.22     348,826
EQ/Boston Advisors Equity Income.....................    1.45%          Class B          $  23.09         245
EQ/Boston Advisors Equity Income.....................    1.50%          Class B          $  22.94         182




 The accompanying notes are an integral part of these financial statements.


 FSA-14

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015



                                                       CONTRACT                            UNIT       UNITS
FUND NAME                                              CHARGES*      SHARE CLASS**         VALUE   OUTSTANDING
-----------------------------------------------------  --------  ---------------------  ---------  -----------
EQ/Boston Advisors Equity Income.....................    1.70%          Class B          $  17.61      92,921
EQ/Boston Advisors Equity Income.....................    1.95%          Class B          $  20.76           9
EQ/Boston Advisors Equity Income.....................    2.00%          Class B          $  20.63         193
EQ/Boston Advisors Equity Income.....................    2.35%          Class B          $  16.08      97,395
EQ/Boston Advisors Equity Income.....................    2.80%          Class B          $  18.64       1,317

EQ/Calvert Socially Responsible......................    1.35%          Class A          $  11.36     105,244
EQ/Calvert Socially Responsible......................    1.20%          Class B          $  15.78      15,463
EQ/Calvert Socially Responsible......................    1.70%          Class B          $  14.98       8,569
EQ/Calvert Socially Responsible......................    2.35%          Class B          $  14.01       3,773

EQ/Capital Guardian Research.........................    1.20%          Class A          $  23.17      14,950
EQ/Capital Guardian Research.........................    1.25%          Class A          $  17.60      47,117
EQ/Capital Guardian Research.........................    1.35%          Class A          $  14.62     131,715
EQ/Capital Guardian Research.........................    1.45%          Class A          $  23.08         112
EQ/Capital Guardian Research.........................    1.50%          Class A          $  22.93          19
EQ/Capital Guardian Research.........................    1.70%          Class A          $  20.80      36,446
EQ/Capital Guardian Research.........................    2.35%          Class A          $  18.96      37,901
EQ/Capital Guardian Research.........................    2.80%          Class A          $  18.89         219

EQ/Core Bond Index...................................    1.20%          Class A          $  13.73     248,509
EQ/Core Bond Index...................................    1.25%          Class A          $  10.89     489,610
EQ/Core Bond Index...................................    1.35%          Class A          $  13.07     642,782
EQ/Core Bond Index...................................    1.45%          Class A          $  11.92       3,041
EQ/Core Bond Index...................................    1.50%          Class A          $  11.84       3,849
EQ/Core Bond Index...................................    1.70%          Class A          $  12.82     249,328
EQ/Core Bond Index...................................    1.95%          Class A          $  10.35           4
EQ/Core Bond Index...................................    2.00%          Class A          $  10.28         557
EQ/Core Bond Index...................................    2.35%          Class A          $  11.67     179,099
EQ/Core Bond Index...................................    2.80%          Class A          $   9.29      10,660

EQ/GAMCO Mergers and Acquisitions....................    1.20%          Class B          $  15.88      20,258
EQ/GAMCO Mergers and Acquisitions....................    1.35%          Class B          $  16.11      59,181
EQ/GAMCO Mergers and Acquisitions....................    1.70%          Class B          $  15.40      25,359
EQ/GAMCO Mergers and Acquisitions....................    2.00%          Class B          $  14.75          23
EQ/GAMCO Mergers and Acquisitions....................    2.35%          Class B          $  13.64      31,457

EQ/GAMCO Small Company Value.........................    1.20%          Class B          $  35.54     165,076
EQ/GAMCO Small Company Value.........................    1.25%          Class B          $ 180.81     302,772
EQ/GAMCO Small Company Value.........................    1.35%          Class B          $  45.99     702,384
EQ/GAMCO Small Company Value.........................    1.45%          Class B          $  39.62       2,667
EQ/GAMCO Small Company Value.........................    1.50%          Class B          $  39.36         354
EQ/GAMCO Small Company Value.........................    1.70%          Class B          $  32.95     196,353
EQ/GAMCO Small Company Value.........................    1.95%          Class B          $  32.71          94
EQ/GAMCO Small Company Value.........................    2.00%          Class B          $  32.51          42
EQ/GAMCO Small Company Value.........................    2.35%          Class B          $  30.46     126,542
EQ/GAMCO Small Company Value.........................    2.80%          Class B          $  29.38       1,126





 The accompanying notes are an integral part of these financial statements.


 FSA-15

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015



                                                       CONTRACT                            UNIT       UNITS
FUND NAME                                              CHARGES*      SHARE CLASS**         VALUE   OUTSTANDING
-----------------------------------------------------  --------  ---------------------  ---------  -----------
EQ/Intermediate Government Bond......................    1.20%          Class A          $  12.19     142,925
EQ/Intermediate Government Bond......................    1.25%          Class A          $  17.38      86,151
EQ/Intermediate Government Bond......................    1.35%          Class A          $  13.59     299,925
EQ/Intermediate Government Bond......................    1.45%          Class A          $  11.38         628
EQ/Intermediate Government Bond......................    1.50%          Class A          $  11.31       3,986
EQ/Intermediate Government Bond......................    1.70%          Class A          $  11.39     159,156
EQ/Intermediate Government Bond......................    1.95%          Class A          $  10.53         548
EQ/Intermediate Government Bond......................    2.00%          Class A          $  10.47         642
EQ/Intermediate Government Bond......................    2.35%          Class A          $  10.41     141,471
EQ/Intermediate Government Bond......................    2.80%          Class A          $   9.46         822

EQ/Large Cap Value Index.............................    1.20%          Class A          $  18.69     156,005
EQ/Large Cap Value Index.............................    1.35%          Class A          $  18.05     163,160
EQ/Large Cap Value Index.............................    1.45%          Class A          $  22.37       3,649
EQ/Large Cap Value Index.............................    1.50%          Class A          $  22.23         353
EQ/Large Cap Value Index.............................    1.70%          Class A          $  17.48     148,843
EQ/Large Cap Value Index.............................    1.95%          Class A          $  19.00         557
EQ/Large Cap Value Index.............................    2.00%          Class A          $  18.88         265
EQ/Large Cap Value Index.............................    2.35%          Class A          $  15.56     129,781
EQ/Large Cap Value Index.............................    2.80%          Class A          $  17.06       1,348

EQ/MFS International Growth..........................    1.25%          Class B          $  20.14     243,470
EQ/MFS International Growth..........................    1.35%          Class B          $  14.22     286,906

EQ/Mid Cap Index.....................................    1.20%          Class A          $  21.69     105,424
EQ/Mid Cap Index.....................................    1.35%          Class A          $  21.19      43,799
EQ/Mid Cap Index.....................................    1.45%          Class A          $  24.96         378
EQ/Mid Cap Index.....................................    1.50%          Class A          $  24.79         837
EQ/Mid Cap Index.....................................    1.70%          Class A          $  20.02     113,358
EQ/Mid Cap Index.....................................    1.95%          Class A          $  21.22           5
EQ/Mid Cap Index.....................................    2.00%          Class A          $  21.09         352
EQ/Mid Cap Index.....................................    2.35%          Class A          $  18.51     132,250
EQ/Mid Cap Index.....................................    2.80%          Class A          $  19.06       1,186

EQ/Money Market......................................    1.20%          Class A          $  10.09     237,520
EQ/Money Market......................................    1.25%          Class A          $  20.09     367,821
EQ/Money Market......................................    1.35%          Class A          $   9.94     635,896
EQ/Money Market......................................    1.45%          Class A          $   9.84         481
EQ/Money Market......................................    1.50%          Class A          $   9.79       1,884
EQ/Money Market......................................    1.70%          Class A          $   9.59     211,473
EQ/Money Market......................................    2.00%          Class A          $   9.29         578
EQ/Money Market......................................    2.35%          Class A          $   8.96     185,911
EQ/Money Market......................................    2.80%          Class A          $   8.56         545

EQ/Morgan Stanley Mid Cap Growth.....................    1.20%          Class A          $  14.31     138,734
EQ/Morgan Stanley Mid Cap Growth.....................    1.35%          Class A          $  23.59     104,205
EQ/Morgan Stanley Mid Cap Growth.....................    1.45%          Class A          $  23.53          98




 The accompanying notes are an integral part of these financial statements.


 FSA-16

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015



                                                       CONTRACT                            UNIT       UNITS
FUND NAME                                              CHARGES*      SHARE CLASS**         VALUE   OUTSTANDING
-----------------------------------------------------  --------  ---------------------  ---------  -----------
EQ/Morgan Stanley Mid Cap Growth.....................    1.50%          Class A          $  23.37         244
EQ/Morgan Stanley Mid Cap Growth.....................    1.70%          Class A          $  14.82     124,282
EQ/Morgan Stanley Mid Cap Growth.....................    2.00%          Class A          $  19.60         594
EQ/Morgan Stanley Mid Cap Growth.....................    2.35%          Class A          $  12.55     117,713
EQ/Morgan Stanley Mid Cap Growth.....................    2.80%          Class A          $  17.72          48

EQ/PIMCO Ultra Short Bond............................    1.20%          Class B          $  11.89      82,775
EQ/PIMCO Ultra Short Bond............................    1.35%          Class B          $  11.61     103,249
EQ/PIMCO Ultra Short Bond............................    1.45%          Class B          $  11.32         312
EQ/PIMCO Ultra Short Bond............................    1.50%          Class B          $  11.24       1,712
EQ/PIMCO Ultra Short Bond............................    1.70%          Class B          $  11.15      92,311
EQ/PIMCO Ultra Short Bond............................    1.95%          Class B          $   9.90         798
EQ/PIMCO Ultra Short Bond............................    2.00%          Class B          $   9.84          11
EQ/PIMCO Ultra Short Bond............................    2.35%          Class B          $  10.16      60,088
EQ/PIMCO Ultra Short Bond............................    2.80%          Class B          $   8.89       2,557

EQ/Quality Bond PLUS.................................    1.25%          Class B          $  23.16     102,443
EQ/Quality Bond PLUS.................................    1.35%          Class B          $  15.44     231,137

EQ/Small Company Index...............................    1.20%          Class A          $  25.82      34,332
EQ/Small Company Index...............................    1.25%          Class A          $ 101.96       4,896
EQ/Small Company Index...............................    1.45%          Class A          $  27.06         188
EQ/Small Company Index...............................    1.50%          Class A          $  26.89         194
EQ/Small Company Index...............................    1.70%          Class A          $  24.33      28,853
EQ/Small Company Index...............................    2.00%          Class A          $  24.26          74
EQ/Small Company Index...............................    2.35%          Class A          $  22.42      22,904
EQ/Small Company Index...............................    2.80%          Class A          $  21.93          52

EQ/T. Rowe Price Growth Stock........................    1.25%          Class B          $  77.96     389,039
EQ/T. Rowe Price Growth Stock........................    1.35%          Class B          $  17.12     767,349

EQ/UBS Growth & Income...............................    1.20%          Class B          $  17.63      64,749
EQ/UBS Growth & Income...............................    1.35%          Class B          $  17.62     919,257
EQ/UBS Growth & Income...............................    1.45%          Class B          $  22.60         224
EQ/UBS Growth & Income...............................    1.70%          Class B          $  16.97      58,405
EQ/UBS Growth & Income...............................    1.95%          Class B          $  20.22         450
EQ/UBS Growth & Income...............................    2.35%          Class B          $  15.77      48,447

Fidelity(R) VIP Contrafund(R) Portfolio..............    1.35%       Service Class       $  22.64     834,914

Franklin Income VIP Fund.............................    1.20%          Class 2          $  20.32     170,548
Franklin Income VIP Fund.............................    1.35%          Class 2          $  19.91     171,105
Franklin Income VIP Fund.............................    1.45%          Class 2          $  19.81         270
Franklin Income VIP Fund.............................    1.50%          Class 2          $  19.69         358
Franklin Income VIP Fund.............................    1.70%          Class 2          $  18.76     216,999
Franklin Income VIP Fund.............................    1.95%          Class 2          $  18.28         131




 The accompanying notes are an integral part of these financial statements.


 FSA-17

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015



                                                       CONTRACT                            UNIT       UNITS
FUND NAME                                              CHARGES*      SHARE CLASS**         VALUE   OUTSTANDING
-----------------------------------------------------  --------  ---------------------  ---------  -----------
Franklin Income VIP Fund.............................    2.00%          Class 2          $  18.17         193
Franklin Income VIP Fund.............................    2.35%          Class 2          $  17.31     194,828
Franklin Income VIP Fund.............................    2.80%          Class 2          $  16.42         138

Franklin Rising Dividends VIP Fund...................    1.20%          Class 2          $  22.62      39,134
Franklin Rising Dividends VIP Fund...................    1.35%          Class 2          $  22.24      91,867
Franklin Rising Dividends VIP Fund...................    1.45%          Class 2          $  22.26       7,592
Franklin Rising Dividends VIP Fund...................    1.50%          Class 2          $  22.12         217
Franklin Rising Dividends VIP Fund...................    1.70%          Class 2          $  21.08      62,047
Franklin Rising Dividends VIP Fund...................    1.95%          Class 2          $  20.31          20
Franklin Rising Dividends VIP Fund...................    2.00%          Class 2          $  20.18         102
Franklin Rising Dividends VIP Fund...................    2.35%          Class 2          $  18.86      65,048
Franklin Rising Dividends VIP Fund...................    2.80%          Class 2          $  18.24         101

Invesco V.I. Diversified Dividend Fund...............    1.20%         Series 1          $   9.41       9,759
Invesco V.I. Diversified Dividend Fund...............    1.50%         Series 1          $  10.93       8,612
Invesco V.I. Diversified Dividend Fund...............    1.70%         Series 1          $   9.21      33,986
Invesco V.I. Diversified Dividend Fund...............    2.35%         Series 1          $   8.61      50,124

Invesco V.I. Global Core Equity Fund.................    1.20%         Series 1          $  12.92      21,964
Invesco V.I. Global Core Equity Fund.................    1.45%         Series 1          $  15.70         102
Invesco V.I. Global Core Equity Fund.................    1.50%         Series 1          $  15.60          36
Invesco V.I. Global Core Equity Fund.................    1.70%         Series 1          $  12.19      15,720
Invesco V.I. Global Core Equity Fund.................    1.95%         Series 1          $  14.68           6
Invesco V.I. Global Core Equity Fund.................    2.00%         Series 1          $  14.59          22
Invesco V.I. Global Core Equity Fund.................    2.35%         Series 1          $  11.09      13,871

Invesco V.I. Global Health Care Fund.................    1.20%         Series 1          $  25.42      27,288
Invesco V.I. Global Health Care Fund.................    1.70%         Series 1          $  23.74      39,138
Invesco V.I. Global Health Care Fund.................    2.35%         Series 1          $  21.49      34,616
Invesco V.I. Global Health Care Fund.................    2.85%         Series 1          $  23.50         564

Invesco V.I. Technology Fund.........................    1.20%         Series 1          $  14.82      19,790
Invesco V.I. Technology Fund.........................    1.70%         Series 1          $  13.94      22,819
Invesco V.I. Technology Fund.........................    2.00%         Series 1          $  20.74       1,464
Invesco V.I. Technology Fund.........................    2.35%         Series 1          $  14.11      25,413

Janus Aspen Series Balanced Portfolio................    1.35%   Institutional Shares    $  21.98     610,467

Janus Aspen Series Enterprise Portfolio..............    1.35%   Institutional Shares    $  18.09     590,130

Janus Aspen Series Forty Portfolio...................    1.35%   Institutional Shares    $  21.86     485,695
Janus Aspen Series Forty Portfolio...................    1.20%      Service Shares       $  27.35      57,512
Janus Aspen Series Forty Portfolio...................    1.45%      Service Shares       $  29.98         224
Janus Aspen Series Forty Portfolio...................    1.50%      Service Shares       $  29.78         333
Janus Aspen Series Forty Portfolio...................    1.70%      Service Shares       $  26.83      32,801
Janus Aspen Series Forty Portfolio...................    1.95%      Service Shares       $  28.46          96
Janus Aspen Series Forty Portfolio...................    2.00%      Service Shares       $  28.28       1,378




 The accompanying notes are an integral part of these financial statements.


 FSA-18

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015



                                                       CONTRACT                            UNIT       UNITS
FUND NAME                                              CHARGES*      SHARE CLASS**         VALUE   OUTSTANDING
-----------------------------------------------------  --------  ---------------------  ---------  -----------
Janus Aspen Series Forty Portfolio...................    2.35%      Service Shares       $  24.56      28,488
Janus Aspen Series Forty Portfolio...................    2.80%      Service Shares       $  25.56       1,461
Janus Aspen Series Forty Portfolio...................    2.85%      Service Shares       $  25.40         532

Janus Aspen Series Global Research Portfolio.........    1.35%   Institutional Shares    $  11.98     545,825

Janus Aspen Series Overseas Portfolio................    1.20%      Service Shares       $  18.77     117,163
Janus Aspen Series Overseas Portfolio................    1.45%      Service Shares       $  24.95         422
Janus Aspen Series Overseas Portfolio................    1.50%      Service Shares       $  24.79         872
Janus Aspen Series Overseas Portfolio................    1.70%      Service Shares       $  18.86     107,028
Janus Aspen Series Overseas Portfolio................    2.00%      Service Shares       $  22.87       1,621
Janus Aspen Series Overseas Portfolio................    2.35%      Service Shares       $  17.19      82,041

MFS(R) Utilities Series..............................    1.20%       Initial Class       $  34.57      54,838
MFS(R) Utilities Series..............................    1.50%       Initial Class       $  42.41         231
MFS(R) Utilities Series..............................    1.70%       Initial Class       $  31.55      42,892
MFS(R) Utilities Series..............................    2.00%       Initial Class       $  32.07         227
MFS(R) Utilities Series..............................    2.35%       Initial Class       $  27.02      26,971

Oppenheimer Global Fund/VA...........................    1.20%       Service Class       $  28.87      75,099
Oppenheimer Global Fund/VA...........................    1.35%       Service Class       $  28.19     123,559
Oppenheimer Global Fund/VA...........................    1.45%       Service Class       $  28.69       2,305
Oppenheimer Global Fund/VA...........................    1.50%       Service Class       $  28.51         590
Oppenheimer Global Fund/VA...........................    1.70%       Service Class       $  27.38      64,380
Oppenheimer Global Fund/VA...........................    2.00%       Service Class       $  25.71         669
Oppenheimer Global Fund/VA...........................    2.35%       Service Class       $  22.48      59,781
Oppenheimer Global Fund/VA...........................    2.80%       Service Class       $  23.24         983

PIMCO Global Bond Portfolio (Unhedged)...............    1.20%   Administrative Class    $  18.45      69,032
PIMCO Global Bond Portfolio (Unhedged)...............    1.35%   Administrative Class    $  17.49      82,906
PIMCO Global Bond Portfolio (Unhedged)...............    1.45%   Administrative Class    $  16.02         329
PIMCO Global Bond Portfolio (Unhedged)...............    1.50%   Administrative Class    $  15.92         328
PIMCO Global Bond Portfolio (Unhedged)...............    1.70%   Administrative Class    $  17.23      65,578
PIMCO Global Bond Portfolio (Unhedged)...............    1.95%   Administrative Class    $  13.19          23
PIMCO Global Bond Portfolio (Unhedged)...............    2.00%   Administrative Class    $  13.11         306
PIMCO Global Bond Portfolio (Unhedged)...............    2.35%   Administrative Class    $  15.90      59,940
PIMCO Global Bond Portfolio (Unhedged)...............    2.80%   Administrative Class    $  11.85       1,618

ProFund VP Bear......................................    1.20%       Common Shares       $   2.17       1,051
ProFund VP Bear......................................    1.35%       Common Shares       $   2.14      34,233
ProFund VP Bear......................................    1.50%       Common Shares       $   2.06          35
ProFund VP Bear......................................    1.70%       Common Shares       $   2.24       6,705
ProFund VP Bear......................................    2.35%       Common Shares       $   1.88       1,675

ProFund VP Rising Rates Opportunity..................    1.20%       Common Shares       $   2.53      13,040
ProFund VP Rising Rates Opportunity..................    1.35%       Common Shares       $   2.27     103,698
ProFund VP Rising Rates Opportunity..................    1.45%       Common Shares       $   2.25         162




 The accompanying notes are an integral part of these financial statements.


 FSA-19

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2015



                                                       CONTRACT                            UNIT       UNITS
FUND NAME                                              CHARGES*      SHARE CLASS**         VALUE   OUTSTANDING
-----------------------------------------------------  --------  ---------------------  ---------  -----------
ProFund VP Rising Rates Opportunity..................    1.50%       Common Shares       $   2.24       2,245
ProFund VP Rising Rates Opportunity..................    1.70%       Common Shares       $   2.38      13,655
ProFund VP Rising Rates Opportunity..................    1.95%       Common Shares       $   2.18         114
ProFund VP Rising Rates Opportunity..................    2.35%       Common Shares       $   2.19      34,196
ProFund VP Rising Rates Opportunity..................    2.80%       Common Shares       $   1.96         696
ProFund VP Rising Rates Opportunity..................    2.85%       Common Shares       $   1.94         694

ProFund VP UltraBull.................................    1.20%       Common Shares       $  22.87      11,513
ProFund VP UltraBull.................................    1.35%       Common Shares       $  25.19      14,013
ProFund VP UltraBull.................................    1.45%       Common Shares       $  25.62         136
ProFund VP UltraBull.................................    1.70%       Common Shares       $  21.02      16,112
ProFund VP UltraBull.................................    2.35%       Common Shares       $  21.99      23,656
ProFund VP UltraBull.................................    2.80%       Common Shares       $  20.31       1,401

* Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Option.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.





 The accompanying notes are an integral part of these financial statements.


 FSA-20

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015




                                                             ALL ASSET    AXA AGGRESSIVE     AXA CONSERVATIVE    AXA CONSERVATIVE-
                                                          GROWTH-ALT 20*    ALLOCATION*         ALLOCATION*      PLUS ALLOCATION*
                                                          --------------  ----------------  ------------------  ------------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................   $    879,855     $    15,590         $   27,096          $   24,735

   EXPENSES:
     Asset-based charges................................      1,441,008          26,989             45,571              40,024
                                                          --------------  ----------------  ------------------  ------------------
Net investment income (loss)............................       (561,153)        (11,399)           (18,475)            (15,289)
                                                          --------------  ----------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................        708,717          69,647             (5,512)               (725)
   Realized gain distribution from the portfolios.......      3,054,878         103,180             56,289             105,484
                                                          --------------  ----------------  ------------------  ------------------
Net realized gain (loss) on investments.................      3,763,595         172,827             50,777             104,759
Net change in unrealized appreciation (depreciation)
   of investments.......................................     (8,811,020)       (215,104)           (83,338)           (144,558)
                                                          --------------  ----------------  ------------------  ------------------
Net realized and unrealized gain (loss) on investments..     (5,047,425)        (42,277)           (32,561)            (39,799)
                                                          --------------  ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................   $ (5,608,578)    $   (53,676)        $  (51,036)         $  (55,088)
                                                          ==============  ================  ==================  ==================

                                                                                 AXA LARGE CAP
                                                           AXA GLOBAL EQUITY    GROWTH MANAGED
                                                          MANAGED VOLATILITY*     VOLATILITY*
                                                          -------------------  ----------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................      $   24,986         $    18,970

   EXPENSES:
     Asset-based charges................................          51,589              93,179
                                                          -------------------  ----------------
Net investment income (loss)............................         (26,603)            (74,209)
                                                          -------------------  ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         136,026             335,879
   Realized gain distribution from the portfolios.......              --             289,200
                                                          -------------------  ----------------
Net realized gain (loss) on investments.................         136,026             625,079
Net change in unrealized appreciation (depreciation)
   of investments.......................................        (200,043)           (357,946)
                                                          -------------------  ----------------
Net realized and unrealized gain (loss) on investments..         (64,017)            267,133
                                                          -------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................      $  (90,620)        $   192,924
                                                          ===================  ================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-21

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015



                                                           AXA LARGE CAP     AXA MID CAP
                                                           VALUE MANAGED    VALUE MANAGED  AXA MODERATE    AXA MODERATE-PLUS
                                                            VOLATILITY*      VOLATILITY*    ALLOCATION*       ALLOCATION*
                                                          ---------------  --------------  -------------  -------------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................    $    60,742     $    110,366    $   72,067        $    33,316

   EXPENSES:
     Asset-based charges................................         54,182          235,921       123,743             62,395
                                                          ---------------  --------------  -------------  -------------------
Net investment income (loss)............................          6,560         (125,555)      (51,676)           (29,079)
                                                          ---------------  --------------  -------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         93,094        1,061,834        73,281             32,525
   Realized gain distribution from the portfolios.......             --               --       311,617            191,039
                                                          ---------------  --------------  -------------  -------------------
Net realized gain (loss) on investments.................         93,094        1,061,834       384,898            223,564
Net change in unrealized appreciation (depreciation)
   of investments.......................................       (311,448)      (1,652,408)     (521,060)          (299,181)
                                                          ---------------  --------------  -------------  -------------------
Net realized and unrealized gain (loss) on investments..       (218,354)        (590,574)     (136,162)           (75,617)
                                                          ---------------  --------------  -------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................    $  (211,794)    $   (716,129)   $ (187,838)       $  (104,696)
                                                          ===============  ==============  =============  ===================

                                                            AXA/AB     AXA/LOOMIS
                                                           SMALL CAP     SAYLES
                                                            GROWTH*      GROWTH*
                                                          -----------  ------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................  $      654   $    56,939

   EXPENSES:
     Asset-based charges................................      25,681       699,972
                                                          -----------  ------------
Net investment income (loss)............................     (25,027)     (643,033)
                                                          -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................      35,230      (451,109)
   Realized gain distribution from the portfolios.......     146,667       516,631
                                                          -----------  ------------
Net realized gain (loss) on investments.................     181,897        65,522
Net change in unrealized appreciation (depreciation)
   of investments.......................................    (219,110)    5,222,894
                                                          -----------  ------------
Net realized and unrealized gain (loss) on investments..     (37,213)    5,288,416
                                                          -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................  $  (62,240)  $ 4,645,383
                                                          ===========  ============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-22

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015



                                                           CHARTER(SM)    CHARTER(SM)    DREYFUS STOCK   EQ/BLACKROCK
                                                          MULTI-SECTOR     SMALL CAP         INDEX           BASIC
                                                              BOND*         GROWTH*       FUND, INC.     VALUE EQUITY*
                                                          ------------  --------------  --------------  --------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................   $  45,028    $      26,944   $     277,085     $   71,113

   EXPENSES:
     Asset-based charges................................      52,484          153,680         206,789         94,650
                                                          ------------  --------------  --------------  --------------
Net investment income (loss)............................      (7,456)        (126,736)         70,296        (23,537)
                                                          ------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................     (11,367)         663,183         755,470        431,765
   Realized gain distribution from the portfolios.......          --               --         428,629             --
                                                          ------------  --------------  --------------  --------------
Net realized gain (loss) on investments.................     (11,367)         663,183       1,184,099        431,765
Net change in unrealized appreciation (depreciation)
   of investments.......................................     (48,142)      (1,266,424)     (1,263,638)      (838,815)
                                                          ------------  --------------  --------------  --------------
Net realized and unrealized gain (loss) on investments..     (59,509)        (603,241)        (79,539)      (407,050)
                                                          ------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................   $ (66,965)   $    (729,977)  $      (9,243)    $ (430,587)
                                                          ============  ==============  ==============  ==============

                                                             EQ/BOSTON     EQ/CALVERT
                                                             ADVISORS       SOCIALLY
                                                          EQUITY INCOME*  RESPONSIBLE*
                                                          --------------  ------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................  $     191,671    $   16,839

   EXPENSES:
     Asset-based charges................................        189,827        23,630
                                                          --------------  ------------
Net investment income (loss)............................          1,844        (6,791)
                                                          --------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................        228,578        80,176
   Realized gain distribution from the portfolios.......      1,058,019       174,439
                                                          --------------  ------------
Net realized gain (loss) on investments.................      1,286,597       254,615
Net change in unrealized appreciation (depreciation)
   of investments.......................................     (1,690,464)     (260,596)
                                                          --------------  ------------
Net realized and unrealized gain (loss) on investments..       (403,867)       (5,981)
                                                          --------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................  $    (402,023)   $  (12,772)
                                                          ==============  ============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-23

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015



                                                          EQ/CAPITAL                  EQ/GAMCO        EQ/GAMCO      EQ/INTERMEDIATE
                                                           GUARDIAN      EQ/CORE     MERGERS AND    SMALL COMPANY     GOVERNMENT
                                                           RESEARCH*   BOND INDEX*  ACQUISITIONS*      VALUE*            BOND*
                                                          -----------  -----------  -------------  ---------------  ---------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................  $   27,627   $  344,151    $       --     $     579,709     $   65,601

   EXPENSES:
     Asset-based charges................................      75,118      357,998        35,062         1,567,267        176,222
                                                          -----------  -----------  -------------  ---------------  ---------------
Net investment income (loss)............................     (47,491)     (13,847)      (35,062)         (987,558)      (110,621)
                                                          -----------  -----------  -------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................     265,415      144,467        35,899         6,000,052         94,032
   Realized gain distribution from the portfolios.......          --           --        96,736         5,671,071         12,303
                                                          -----------  -----------  -------------  ---------------  ---------------
Net realized gain (loss) on investments.................     265,415      144,467       132,635        11,671,123        106,335
Net change in unrealized appreciation (depreciation)
   of investments.......................................    (183,381)    (354,551)      (70,907)      (18,678,795)      (110,314)
                                                          -----------  -----------  -------------  ---------------  ---------------
Net realized and unrealized gain (loss) on investments..      82,034     (210,084)       61,728        (7,007,672)        (3,979)
                                                          -----------  -----------  -------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................  $   34,543   $ (223,931)   $   26,666     $  (7,995,230)    $ (114,600)
                                                          ===========  ===========  =============  ===============  ===============


                                                           EQ/LARGE CAP
                                                           VALUE INDEX*
                                                          -------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................  $    212,503

   EXPENSES:
     Asset-based charges................................       184,827
                                                          -------------
Net investment income (loss)............................        27,676
                                                          -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................       622,909
   Realized gain distribution from the portfolios.......       264,971
                                                          -------------
Net realized gain (loss) on investments.................       887,880
Net change in unrealized appreciation (depreciation)
   of investments.......................................    (1,621,071)
                                                          -------------
Net realized and unrealized gain (loss) on investments..      (733,191)
                                                          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................  $   (705,515)
                                                          =============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-24

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015



                                                             EQ/MFS
                                                          INTERNATIONAL                                        EQ/MORGAN STANLEY
                                                             GROWTH*      EQ/MID CAP INDEX*  EQ/MONEY MARKET*   MID CAP GROWTH*
                                                          -------------  ------------------  ----------------  -----------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................   $   56,550       $     73,416        $       --        $       --

   EXPENSES:
     Asset-based charges................................      127,695            154,296           246,302           143,047
                                                          -------------  ------------------  ----------------  -----------------
Net investment income (loss)............................      (71,145)           (80,880)         (246,302)         (143,047)
                                                          -------------  ------------------  ----------------  -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................      159,323            762,108               (19)          182,319
   Realized gain distribution from the portfolios.......      137,847                 --                80           207,393
                                                          -------------  ------------------  ----------------  -----------------
Net realized gain (loss) on investments.................      297,170            762,108                61           389,712
Net change in unrealized appreciation (depreciation)
   of investments.......................................     (285,248)        (1,046,931)             (241)         (840,862)
                                                          -------------  ------------------  ----------------  -----------------
Net realized and unrealized gain (loss) on investments..       11,922           (284,823)             (180)         (451,150)
                                                          -------------  ------------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................   $  (59,223)      $   (365,703)       $ (246,482)       $ (594,197)
                                                          =============  ==================  ================  =================


                                                          EQ/PIMCO ULTRA  EQ/QUALITY BOND
                                                            SHORT BOND*        PLUS*
                                                          --------------  ---------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................    $  18,638        $  65,987

   EXPENSES:
     Asset-based charges................................       63,794           84,394
                                                          --------------  ---------------
Net investment income (loss)............................      (45,156)         (18,407)
                                                          --------------  ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................       (7,756)         (25,077)
   Realized gain distribution from the portfolios.......           --               --
                                                          --------------  ---------------
Net realized gain (loss) on investments.................       (7,756)         (25,077)
Net change in unrealized appreciation (depreciation)
   of investments.......................................      (21,931)         (20,439)
                                                          --------------  ---------------
Net realized and unrealized gain (loss) on investments..      (29,687)         (45,516)
                                                          --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................    $ (74,843)       $ (63,923)
                                                          ==============  ===============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-25

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                                                                   FIDELITY(R) VIP
                                                           EQ/SMALL COMPANY    EQ/T.ROWE PRICE   EQ/UBS GROWTH &    CONTRAFUND(R)
                                                                INDEX*          GROWTH STOCK*        INCOME*          PORTFOLIO
                                                          ------------------  ----------------  -----------------  ---------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................     $    25,304        $         --      $     114,286    $     184,118

   EXPENSES:
     Asset-based charges................................          45,739             568,499            294,436          277,560
                                                          ------------------  ----------------  -----------------  ---------------
Net investment income (loss)............................         (20,435)           (568,499)          (180,150)         (93,442)
                                                          ------------------  ----------------  -----------------  ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         160,679           2,549,870          1,084,437          919,048
   Realized gain distribution from the portfolios.......         220,787           1,568,905          2,530,063        1,880,183
                                                          ------------------  ----------------  -----------------  ---------------
Net realized gain (loss) on investments.................         381,466           4,118,775          3,614,500        2,799,231
Net change in unrealized appreciation (depreciation)
   of investments.......................................        (534,455)            223,376         (3,938,170)      (2,835,107)
                                                          ------------------  ----------------  -----------------  ---------------
Net realized and unrealized gain (loss) on investments..        (152,989)          4,342,151           (323,670)         (35,876)
                                                          ------------------  ----------------  -----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................     $  (173,424)       $  3,773,652      $    (503,820)   $    (129,318)
                                                          ==================  ================  =================  ===============


                                                           FRANKLIN INCOME VIP     FRANKLIN RISING
                                                                  FUND           DIVIDENDS VIP FUND
                                                          --------------------  -------------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................     $     784,078         $      91,435

   EXPENSES:
     Asset-based charges................................           276,089               103,154
                                                          --------------------  -------------------
Net investment income (loss)............................           507,989               (11,719)
                                                          --------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................           212,183               233,496
   Realized gain distribution from the portfolios.......                --               676,691
                                                          --------------------  -------------------
Net realized gain (loss) on investments.................           212,183               910,187
Net change in unrealized appreciation (depreciation)
   of investments.......................................        (2,161,699)           (1,233,951)
                                                          --------------------  -------------------
Net realized and unrealized gain (loss) on investments..        (1,949,516)             (323,764)
                                                          --------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................     $  (1,441,527)        $    (335,483)
                                                          ====================  ===================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-26

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015



                                                              INVESCO V.I.
                                                          DIVERSIFIED DIVIDEND  INVESCO V.I. GLOBAL  INVESCO V.I. GLOBAL
                                                                  FUND           CORE EQUITY FUND     HEALTH CARE FUND
                                                          --------------------  -------------------  -------------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................       $   15,989           $    9,622          $        --

   EXPENSES:
     Asset-based charges................................           18,741               11,725               46,210
                                                          --------------------  -------------------  -------------------
Net investment income (loss)............................           (2,752)              (2,103)             (46,210)
                                                          --------------------  -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................           52,104               16,349              286,139
   Realized gain distribution from the portfolios.......               --               24,874              217,580
                                                          --------------------  -------------------  -------------------
Net realized gain (loss) on investments.................           52,104               41,223              503,719
Net change in unrealized appreciation (depreciation)
   of investments.......................................          (47,279)             (59,224)            (407,897)
                                                          --------------------  -------------------  -------------------
Net realized and unrealized gain (loss) on investments..            4,825              (18,001)              95,822
                                                          --------------------  -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................       $    2,073           $  (20,104)         $    49,612
                                                          ====================  ===================  ===================


                                                             INVESCO V.I.     JANUS ASPEN SERIES   JANUS ASPEN SERIES
                                                            TECHNOLOGY FUND   BALANCED PORTFOLIO  ENTERPRISE PORTFOLIO
                                                          -----------------  -------------------  --------------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................      $       --         $   227,821         $      72,509

   EXPENSES:
     Asset-based charges................................          18,395             192,635               153,785
                                                          -----------------  -------------------  --------------------
Net investment income (loss)............................         (18,395)             35,186               (81,276)
                                                          -----------------  -------------------  --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................          21,110             269,319               593,038
   Realized gain distribution from the portfolios.......         100,585             486,339             1,207,307
                                                          -----------------  -------------------  --------------------
Net realized gain (loss) on investments.................         121,695             755,658             1,800,345
Net change in unrealized appreciation (depreciation)
   of investments.......................................         (53,775)           (889,756)           (1,390,748)
                                                          -----------------  -------------------  --------------------
Net realized and unrealized gain (loss) on investments..          67,920            (134,098)              409,597
                                                          -----------------  -------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................      $   49,525         $   (98,912)        $     328,321
                                                          =================  ===================  ====================




 The accompanying notes are an integral part of these financial statements.


 FSA-27

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                                 JANUS ASPEN SERIES
                                                           JANUS ASPEN SERIES      GLOBAL RESEARCH     JANUS ASPEN SERIES
                                                             FORTY PORTFOLIO          PORTFOLIO        OVERSEAS PORTFOLIO
                                                          --------------------  --------------------  --------------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................     $          --          $    47,926            $   32,934

   EXPENSES:
     Asset-based charges................................           202,182               99,977               109,964
                                                          --------------------  --------------------  --------------------
Net investment income (loss)............................          (202,182)             (52,051)              (77,030)
                                                          --------------------  --------------------  --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................           218,763              380,179              (246,534)
   Realized gain distribution from the portfolios.......         2,822,302                   --               194,802
                                                          --------------------  --------------------  --------------------
Net realized gain (loss) on investments.................         3,041,065              380,179               (51,732)
Net change in unrealized appreciation (depreciation)
   of investments.......................................        (1,397,890)            (560,693)             (526,091)
                                                          --------------------  --------------------  --------------------
Net realized and unrealized gain (loss) on investments..         1,643,175             (180,514)             (577,823)
                                                          --------------------  --------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................     $   1,440,993          $  (232,565)           $ (654,853)
                                                          ====================  ====================  ====================


                                                                                    OPPENHEIMER GLOBAL    PIMCO GLOBAL BOND
                                                          MFS(R) UTILITIES SERIES         FUND/VA       PORTFOLIO (UNHEDGED)
                                                          -----------------------  -------------------  --------------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................       $    194,908            $    101,416         $    97,546

   EXPENSES:
     Asset-based charges................................             75,248                 147,888              84,359
                                                          -----------------------  -------------------  --------------------
Net investment income (loss)............................            119,660                 (46,472)             13,187
                                                          -----------------------  -------------------  --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................            208,103                 468,667            (189,831)
   Realized gain distribution from the portfolios.......            321,884                 624,764                  --
                                                          -----------------------  -------------------  --------------------
Net realized gain (loss) on investments.................            529,987               1,093,431            (189,831)
Net change in unrealized appreciation (depreciation)
   of investments.......................................         (1,407,666)               (825,828)           (128,859)
                                                          -----------------------  -------------------  --------------------
Net realized and unrealized gain (loss) on investments..           (877,679)                267,603            (318,690)
                                                          -----------------------  -------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................       $   (758,019)           $    221,131         $  (305,503)
                                                          =======================  ===================  ====================




 The accompanying notes are an integral part of these financial statements.


 FSA-28

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                                            PROFUND VP RISING
                                                                           PROFUND VP BEAR  RATES OPPORTUNITY  PROFUND VP ULTRABULL
                                                                          ----------------  -----------------  --------------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................................      $      --         $      --           $       --

   EXPENSES:
     Asset-based charges................................................          1,637             6,538               32,394
                                                                          ----------------  -----------------  --------------------
Net investment income (loss)............................................         (1,637)           (6,538)             (32,394)
                                                                          ----------------  -----------------  --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments..................................        (15,159)          (41,102)              41,698
   Realized gain distribution from the portfolios.......................             --                --              258,418
                                                                          ----------------  -----------------  --------------------
Net realized gain (loss) on investments.................................        (15,159)          (41,102)             300,116
Net change in unrealized appreciation (depreciation) of investments.....          6,139            37,117             (333,082)
                                                                          ----------------  -----------------  --------------------
Net realized and unrealized gain (loss) on investments..................         (9,020)           (3,985)             (32,966)
                                                                          ----------------  -----------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........      $ (10,657)        $ (10,523)          $  (65,360)
                                                                          ================  =================  ====================




 The accompanying notes are an integral part of these financial statements.


 FSA-29

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2015




                                                               ALL ASSET      AXA AGGRESSIVE     AXA CONSERVATIVE
                                                            GROWTH-ALT 20*      ALLOCATION*         ALLOCATION*
                                                            ----------------  ----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $      (561,153)    $   (11,399)       $    (18,475)
Net realized gain (loss) on investments...................        3,763,595         172,827              50,777
Net change in unrealized appreciation (depreciation) of
   investments............................................       (8,811,020)       (215,104)            (83,338)
                                                            ----------------  ----------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................       (5,608,578)        (53,676)            (51,036)
                                                            ----------------  ----------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        1,140,050         287,924              91,854
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (3,289,296)        (49,281)            125,328
Redemptions for contract benefits and terminations........       (9,269,505)       (941,342)           (313,647)
Contract maintenance charges..............................          (96,848)           (566)               (449)
                                                            ----------------  ----------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (11,515,599)       (703,265)            (96,914)
                                                            ----------------  ----------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --              --                  --
                                                            ----------------  ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................      (17,124,177)       (756,941)           (147,950)

Net Assets - Beginning of Year............................      118,187,503       2,332,364           3,373,935
                                                            ----------------  ----------------  ------------------
Net Assets - End of Year..................................  $   101,063,326     $ 1,575,423        $  3,225,985
                                                            ================  ================  ==================

                                                                                                        AXA LARGE CAP
                                                             AXA CONSERVATIVE-   AXA GLOBAL EQUITY     GROWTH MANAGED
                                                             PLUS ALLOCATION*   MANAGED VOLATILITY*      VOLATILITY*
                                                            ------------------  -------------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $    (15,289)       $    (26,603)        $    (74,209)
Net realized gain (loss) on investments...................          104,759             136,026              625,079
Net change in unrealized appreciation (depreciation) of
   investments............................................         (144,558)           (200,043)            (357,946)
                                                            ------------------  -------------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................          (55,088)            (90,620)             192,924
                                                            ------------------  -------------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................           13,720              61,822               55,143
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          (43,833)            (96,449)            (121,807)
Redemptions for contract benefits and terminations........         (356,320)           (301,361)            (801,896)
Contract maintenance charges..............................             (441)               (569)                  --
                                                            ------------------  -------------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (386,874)           (336,557)            (868,560)
                                                            ------------------  -------------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                  --                   --
                                                            ------------------  -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         (441,962)           (427,177)            (675,636)

Net Assets - Beginning of Year............................        3,321,648           3,088,475            7,144,054
                                                            ------------------  -------------------  -----------------
Net Assets - End of Year..................................     $  2,879,686        $  2,661,298         $  6,468,418
                                                            ==================  ===================  =================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-30

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2015



                                                            AXA LARGE CAP
                                                            VALUE MANAGED   AXA MID CAP VALUE   AXA MODERATE   AXA MODERATE-PLUS
                                                             VOLATILITY*   MANAGED VOLATILITY*   ALLOCATION*      ALLOCATION*
                                                            -------------  -------------------  -------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $     6,560      $   (125,555)     $    (51,676)    $     (29,079)
Net realized gain (loss) on investments...................        93,094         1,061,834           384,898           223,564
Net change in unrealized appreciation (depreciation) of
   investments............................................      (311,448)       (1,652,408)         (521,060)         (299,181)
                                                            -------------  -------------------  -------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................      (211,794)         (716,129)         (187,838)         (104,696)
                                                            -------------  -------------------  -------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         6,747           146,216           136,680            86,893
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        40,854          (278,031)        1,427,818           228,833
Redemptions for contract benefits and terminations........      (314,327)       (1,762,330)       (1,045,701)       (1,289,482)
Contract maintenance charges..............................        (1,357)           (2,028)           (1,067)             (725)
                                                            -------------  -------------------  -------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (268,083)       (1,896,173)          517,730          (974,481)
                                                            -------------  -------------------  -------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................            --                --                --                --
                                                            -------------  -------------------  -------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................      (479,877)       (2,612,302)          329,892        (1,079,177)

Net Assets - Beginning of Year............................     4,080,666        15,985,678         8,019,517         4,656,261
                                                            -------------  -------------------  -------------  -----------------
Net Assets - End of Year..................................   $ 3,600,789      $ 13,373,376      $  8,349,409     $   3,577,084
                                                            =============  ===================  =============  =================


                                                             EQ/AB SMALL CAP   AXA/LOOMIS SAYLES
                                                                 GROWTH*            GROWTH*
                                                            ----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $   (25,027)      $   (643,033)
Net realized gain (loss) on investments...................         181,897             65,522
Net change in unrealized appreciation (depreciation) of
   investments............................................        (219,110)         5,222,894
                                                            ----------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................         (62,240)         4,645,383
                                                            ----------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          28,917            763,909
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (25,479)        (1,226,418)
Redemptions for contract benefits and terminations........        (150,031)        (4,635,853)
Contract maintenance charges..............................            (284)            (2,843)
                                                            ----------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (146,877)        (5,101,205)
                                                            ----------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --                 --
                                                            ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (209,117)          (455,822)

Net Assets - Beginning of Year............................       1,536,557         49,075,256
                                                            ----------------  ------------------
Net Assets - End of Year..................................     $ 1,327,440       $ 48,619,434
                                                            ================  ==================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-31

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2015



                                                            CHARTER(SM) MULTI-      CHARTER(SM)       DREYFUS STOCK
                                                               SECTOR BOND*      SMALL CAP GROWTH*  INDEX FUND, INC.
                                                            ------------------  ------------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $     (7,456)      $    (126,736)      $      70,296
Net realized gain (loss) on investments...................          (11,367)            663,183           1,184,099
Net change in unrealized appreciation (depreciation) of
   investments............................................          (48,142)         (1,266,424)         (1,263,638)
                                                            ------------------  ------------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................          (66,965)           (729,977)             (9,243)
                                                            ------------------  ------------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................           46,603              75,718             251,636
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................           38,824            (638,095)             16,727
Redemptions for contract benefits and terminations........         (508,330)         (1,007,785)         (1,592,087)
Contract maintenance charges..............................             (609)               (989)                 --
                                                            ------------------  ------------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (423,512)         (1,571,151)         (1,323,724)
                                                            ------------------  ------------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                  --                  --
                                                            ------------------  ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         (490,477)         (2,301,128)         (1,332,967)

Net Assets - Beginning of Year............................        3,280,183          11,483,105          15,928,225
                                                            ------------------  ------------------  ----------------
Net Assets - End of Year..................................     $  2,789,706       $   9,181,977       $  14,595,258
                                                            ==================  ==================  ================

                                                               EQ/BLACKROCK      EQ/BOSTON ADVISORS   EQ/CALVERT SOCIALLY
                                                            BASIC VALUE EQUITY*    EQUITY INCOME*        RESPONSIBLE*
                                                            -------------------  -------------------  -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $    (23,537)       $        1,844        $     (6,791)
Net realized gain (loss) on investments...................          431,765             1,286,597             254,615
Net change in unrealized appreciation (depreciation) of
   investments............................................         (838,815)           (1,690,464)           (260,596)
                                                            -------------------  -------------------  -------------------
Net increase (decrease) in net assets resulting from
   operations.............................................         (430,587)             (402,023)            (12,772)
                                                            -------------------  -------------------  -------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          154,049               164,400               8,098
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (407,170)             (153,722)             (2,711)
Redemptions for contract benefits and terminations........         (607,170)           (1,458,963)           (150,389)
Contract maintenance charges..............................             (494)               (1,134)               (160)
                                                            -------------------  -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (860,785)           (1,449,419)           (145,162)
                                                            -------------------  -------------------  -------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                    --                  --
                                                            -------------------  -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (1,291,372)           (1,851,442)           (157,934)

Net Assets - Beginning of Year............................        6,406,536            13,596,763           1,778,906
                                                            -------------------  -------------------  -------------------
Net Assets - End of Year..................................     $  5,115,164        $   11,745,321        $  1,620,972
                                                            ===================  ===================  ===================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-32

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2015



                                                            EQ/CAPITAL                     EQ/GAMCO
                                                             GUARDIAN        EQ/CORE      MERGERS AND    EQ/GAMCO SMALL
                                                             RESEARCH*     BOND INDEX*   ACQUISITIONS*   COMPANY VALUE*
                                                            ------------  -------------  -------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $   (47,491)  $    (13,847)   $   (35,062)    $    (987,558)
Net realized gain (loss) on investments...................      265,415        144,467        132,635        11,671,123
Net change in unrealized appreciation (depreciation) of
   investments............................................     (183,381)      (354,551)       (70,907)      (18,678,795)
                                                            ------------  -------------  -------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................       34,543       (223,931)        26,666        (7,995,230)
                                                            ------------  -------------  -------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................       49,969        319,593         38,378           881,289
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       25,818       (655,473)       (36,562)       (2,764,781)
Redemptions for contract benefits and terminations........     (517,606)    (3,426,147)      (330,185)      (10,879,600)
Contract maintenance charges..............................         (658)        (7,208)          (167)          (43,083)
                                                            ------------  -------------  -------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................     (442,477)    (3,769,235)      (328,536)      (12,806,175)
                                                            ------------  -------------  -------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................           --             --             --                --
                                                            ------------  -------------  -------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................     (407,934)    (3,993,166)      (301,870)      (20,801,405)

Net Assets - Beginning of Year............................    4,993,427     26,611,555      2,397,257       124,196,141
                                                            ------------  -------------  -------------  ----------------
Net Assets - End of Year..................................  $ 4,585,493   $ 22,618,389    $ 2,095,387     $ 103,394,736
                                                            ============  =============  =============  ================


                                                              EQ/INTERMEDIATE   EQ/LARGE CAP
                                                             GOVERNMENT BOND*   VALUE INDEX*
                                                            -----------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $   (110,621)   $      27,676
Net realized gain (loss) on investments...................          106,335          887,880
Net change in unrealized appreciation (depreciation) of
   investments............................................         (110,314)      (1,621,071)
                                                            -----------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................         (114,600)        (705,515)
                                                            -----------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          126,860          109,276
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (393,544)        (148,123)
Redemptions for contract benefits and terminations........       (1,610,205)      (1,240,694)
Contract maintenance charges..............................           (2,755)          (1,801)
                                                            -----------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (1,879,644)      (1,281,342)
                                                            -----------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --               --
                                                            -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (1,994,244)      (1,986,857)

Net Assets - Beginning of Year............................       12,665,309       12,596,944
                                                            -----------------  --------------
Net Assets - End of Year..................................     $ 10,671,065    $  10,610,087
                                                            =================  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-33

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2015



                                                               EQ/MFS
                                                            INTERNATIONAL   EQ/MID CAP                      EQ/MORGAN STANLEY
                                                               GROWTH*        INDEX*      EQ/MONEY MARKET*   MID CAP GROWTH*
                                                            -------------  -------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $   (71,145)  $    (80,880)    $   (246,302)     $   (143,047)
Net realized gain (loss) on investments...................       297,170        762,108               61           389,712
Net change in unrealized appreciation (depreciation) of
   investments............................................      (285,248)    (1,046,931)            (241)         (840,862)
                                                            -------------  -------------  ----------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................       (59,223)      (365,703)        (246,482)         (594,197)
                                                            -------------  -------------  ----------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................       145,542         76,306        3,188,896           157,218
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................      (252,535)      (346,380)       4,045,985          (324,090)
Redemptions for contract benefits and terminations........      (826,701)    (1,100,270)      (8,856,369)       (1,591,174)
Contract maintenance charges..............................        (4,090)        (1,664)          (6,640)           (1,258)
                                                            -------------  -------------  ----------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (937,784)    (1,372,008)      (1,628,128)       (1,759,304)
                                                            -------------  -------------  ----------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................            --             --               --                --
                                                            -------------  -------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................      (997,007)    (1,737,711)      (1,874,610)       (2,353,501)

Net Assets - Beginning of Year............................     9,982,176      9,729,940       18,011,772        10,136,417
                                                            -------------  -------------  ----------------  -----------------
Net Assets - End of Year..................................   $ 8,985,169   $  7,992,229     $ 16,137,162      $  7,782,916
                                                            =============  =============  ================  =================


                                                            EQ/PIMCO ULTRA  EQ/QUALITY
                                                              SHORT BOND*   BOND PLUS*
                                                            --------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $   (45,156)   $   (18,407)
Net realized gain (loss) on investments...................        (7,756)       (25,077)
Net change in unrealized appreciation (depreciation) of
   investments............................................       (21,931)       (20,439)
                                                            --------------  ------------
Net increase (decrease) in net assets resulting from
   operations.............................................       (74,843)       (63,923)
                                                            --------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................       174,134         63,910
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................      (124,123)      (205,769)
Redemptions for contract benefits and terminations........      (524,711)      (673,129)
Contract maintenance charges..............................          (644)        (2,009)
                                                            --------------  ------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (475,344)      (816,997)
                                                            --------------  ------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................            --             --
                                                            --------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS.....................      (550,187)      (880,920)

Net Assets - Beginning of Year............................     4,426,523      6,821,907
                                                            --------------  ------------
Net Assets - End of Year..................................   $ 3,876,336    $ 5,940,987
                                                            ==============  ============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-34

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2015




                                                                EQ/SMALL     EQ/T.ROWE PRICE       EQ/UBS
                                                             COMPANY INDEX*   GROWTH STOCK*   GROWTH & INCOME*
                                                            ---------------  ---------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $   (20,435)    $    (568,499)    $    (180,150)
Net realized gain (loss) on investments...................        381,466         4,118,775         3,614,500
Net change in unrealized appreciation (depreciation) of
   investments............................................       (534,455)          223,376        (3,938,170)
                                                            ---------------  ---------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................       (173,424)        3,773,652          (503,820)
                                                            ---------------  ---------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         22,348           635,305           188,553
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (300,883)         (890,125)         (455,208)
Redemptions for contract benefits and terminations........       (309,530)       (3,801,893)       (1,876,389)
Contract maintenance charges..............................           (675)          (25,112)             (756)
                                                            ---------------  ---------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (588,740)       (4,081,825)       (2,143,800)
                                                            ---------------  ---------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --                --                --
                                                            ---------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (762,164)         (308,173)       (2,647,620)

Net Assets - Beginning of Year............................      3,376,575        43,770,874        21,758,141
                                                            ---------------  ---------------  -----------------
Net Assets - End of Year..................................    $ 2,614,411     $  43,462,701     $  19,110,521
                                                            ===============  ===============  =================

                                                                                                           FRANKLIN
                                                                FIDELITY(R) VIP          FRANKLIN      RISING DIVIDENDS
                                                            CONTRAFUND(R) PORTFOLIO   INCOME VIP FUND      VIP FUND
                                                            -----------------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................      $     (93,442)         $     507,989    $     (11,719)
Net realized gain (loss) on investments...................          2,799,231                212,183          910,187
Net change in unrealized appreciation (depreciation) of
   investments............................................         (2,835,107)            (2,161,699)      (1,233,951)
                                                            -----------------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................           (129,318)            (1,441,527)        (335,483)
                                                            -----------------------  ----------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................            293,709                320,943          102,049
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................           (658,322)              (993,095)        (386,008)
Redemptions for contract benefits and terminations........         (2,111,200)            (2,363,056)        (750,378)
Contract maintenance charges..............................                 --                 (2,131)            (583)
                                                            -----------------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (2,475,813)            (3,037,339)      (1,034,920)
                                                            -----------------------  ----------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................                 --                     --               --
                                                            -----------------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         (2,605,131)            (4,478,866)      (1,370,403)

Net Assets - Beginning of Year............................         21,509,660             18,813,705        7,011,546
                                                            -----------------------  ----------------  ----------------
Net Assets - End of Year..................................      $  18,904,529          $  14,334,839    $   5,641,143
                                                            =======================  ================  ================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-35

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2015



                                                             INVESCO V.I.   INVESCO V.I.
                                                              DIVERSIFIED    GLOBAL CORE  INVESCO V.I. GLOBAL    INVESCO V.I.
                                                             DIVIDEND FUND   EQUITY FUND   HEALTH CARE FUND     TECHNOLOGY FUND
                                                            --------------  ------------  -------------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $     (2,752)  $    (2,103)     $     (46,210)      $     (18,395)
Net realized gain (loss) on investments...................         52,104        41,223            503,719             121,695
Net change in unrealized appreciation (depreciation) of
   investments............................................        (47,279)      (59,224)          (407,897)            (53,775)
                                                            --------------  ------------  -------------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................          2,073       (20,104)            49,612              49,525
                                                            --------------  ------------  -------------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         12,945         8,302             12,534               9,030
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (4,280)      (17,610)            84,555             (32,627)
Redemptions for contract benefits and terminations........       (110,069)      (75,440)          (452,158)            (90,244)
Contract maintenance charges..............................            (84)         (150)              (339)               (138)
                                                            --------------  ------------  -------------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (101,488)      (84,898)          (355,408)           (113,979)
                                                            --------------  ------------  -------------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --            --                 --                  --
                                                            --------------  ------------  -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (99,415)     (105,002)          (305,796)            (64,454)

Net Assets - Beginning of Year............................      1,029,920       736,939          2,685,635           1,064,707
                                                            --------------  ------------  -------------------  -----------------
Net Assets - End of Year..................................   $    930,505   $   631,937      $   2,379,839       $   1,000,253
                                                            ==============  ============  ===================  =================

                                                               JANUS ASPEN       JANUS ASPEN
                                                             SERIES BALANCED  SERIES ENTERPRISE
                                                                PORTFOLIO         PORTFOLIO
                                                            ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $       35,186    $      (81,276)
Net realized gain (loss) on investments...................          755,658         1,800,345
Net change in unrealized appreciation (depreciation) of
   investments............................................         (889,756)       (1,390,748)
                                                            ----------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................          (98,912)          328,321
                                                            ----------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          442,271           135,564
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (330,769)         (185,714)
Redemptions for contract benefits and terminations........       (1,437,450)       (1,157,808)
Contract maintenance charges..............................               --                --
                                                            ----------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (1,325,948)       (1,207,958)
                                                            ----------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                --
                                                            ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (1,424,860)         (879,637)

Net Assets - Beginning of Year............................       14,845,479        11,556,448
                                                            ----------------  -----------------
Net Assets - End of Year..................................   $   13,420,619    $   10,676,811
                                                            ================  =================




 The accompanying notes are an integral part of these financial statements.


 FSA-36

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2015



                                                              JANUS ASPEN       JANUS ASPEN        JANUS ASPEN
                                                             SERIES FORTY      SERIES GLOBAL     SERIES OVERSEAS       MFS(R)
                                                               PORTFOLIO    RESEARCH PORTFOLIO      PORTFOLIO     UTILITIES SERIES
                                                            --------------  ------------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $    (202,182)    $     (52,051)     $     (77,030)     $    119,660
Net realized gain (loss) on investments...................      3,041,065           380,179            (51,732)          529,987
Net change in unrealized appreciation (depreciation) of
   investments............................................     (1,397,890)         (560,693)          (526,091)       (1,407,666)
                                                            --------------  ------------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................      1,440,993          (232,565)          (654,853)         (758,019)
                                                            --------------  ------------------  ----------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        190,752           182,929            126,659           145,614
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (517,205)         (288,061)             1,682           (18,599)
Redemptions for contract benefits and terminations........     (1,173,755)         (796,295)          (774,386)         (829,371)
Contract maintenance charges..............................           (660)               --             (1,833)             (840)
                                                            --------------  ------------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................     (1,500,868)         (901,427)          (647,878)         (703,196)
                                                            --------------  ------------------  ----------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --                --                 --                --
                                                            --------------  ------------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (59,875)       (1,133,992)        (1,302,731)       (1,461,215)

Net Assets - Beginning of Year............................     13,938,789         7,675,648          7,000,484         5,456,049
                                                            --------------  ------------------  ----------------  ----------------
Net Assets - End of Year..................................  $  13,878,914     $   6,541,656      $   5,697,753      $  3,994,834
                                                            ==============  ==================  ================  ================


                                                              OPPENHEIMER     PIMCO GLOBAL BOND
                                                            GLOBAL FUND/VA  PORTFOLIO (UNHEDGED)
                                                            --------------  --------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $    (46,472)      $     13,187
Net realized gain (loss) on investments...................      1,093,431           (189,831)
Net change in unrealized appreciation (depreciation) of
   investments............................................       (825,828)          (128,859)
                                                            --------------  --------------------
Net increase (decrease) in net assets resulting from
   operations.............................................        221,131           (305,503)
                                                            --------------  --------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        122,157            119,378
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (84,750)          (107,564)
Redemptions for contract benefits and terminations........     (1,019,219)          (835,840)
Contract maintenance charges..............................           (993)              (757)
                                                            --------------  --------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (982,805)          (824,783)
                                                            --------------  --------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --                 --
                                                            --------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (761,674)        (1,130,286)

Net Assets - Beginning of Year............................      9,642,463          5,970,647
                                                            --------------  --------------------
Net Assets - End of Year..................................   $  8,880,789       $  4,840,361
                                                            ==============  ====================




 The accompanying notes are an integral part of these financial statements.


 FSA-37

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                                                                PROFUND VP RISING
                                                                                              PROFUND VP BEAR   RATES OPPORTUNITY
                                                                                              ---------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)................................................................     $  (1,637)        $   (6,538)
Net realized gain (loss) on investments.....................................................       (15,159)           (41,102)
Net change in unrealized appreciation (depreciation) of investments.........................         6,139             37,117
                                                                                              ---------------  ------------------
Net increase (decrease) in net assets resulting from operations.............................       (10,657)           (10,523)
                                                                                              ---------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.......................................................           170                240
Transfers between Variable Investment Options including guaranteed investment account, net..         7,040             23,250
Redemptions for contract benefits and terminations..........................................       (14,697)           (68,595)
Contract maintenance charges................................................................            (9)               (35)
                                                                                              ---------------  ------------------
Net increase (decrease) in net assets resulting from contractowners transactions............        (7,496)           (45,140)
                                                                                              ---------------  ------------------
Net increase (decrease) in amount retained by MONY America in Variable Account A............            --                 --
                                                                                              ---------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.......................................................       (18,153)           (55,663)

Net Assets - Beginning of Year..............................................................       111,860            440,239
                                                                                              ---------------  ------------------
Net Assets - End of Year....................................................................     $  93,707         $  384,576
                                                                                              ===============  ==================

                                                                                               PROFUND VP
                                                                                                ULTRABULL
                                                                                              ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)................................................................  $   (32,394)
Net realized gain (loss) on investments.....................................................      300,116
Net change in unrealized appreciation (depreciation) of investments.........................     (333,082)
                                                                                              ------------
Net increase (decrease) in net assets resulting from operations.............................      (65,360)
                                                                                              ------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.......................................................       24,068
Transfers between Variable Investment Options including guaranteed investment account, net..     (809,758)
Redemptions for contract benefits and terminations..........................................      (81,693)
Contract maintenance charges................................................................         (194)
                                                                                              ------------
Net increase (decrease) in net assets resulting from contractowners transactions............     (867,577)
                                                                                              ------------
Net increase (decrease) in amount retained by MONY America in Variable Account A............           --
                                                                                              ------------
NET INCREASE (DECREASE) IN NET ASSETS.......................................................     (932,937)

Net Assets - Beginning of Year..............................................................    2,439,970
                                                                                              ------------
Net Assets - End of Year....................................................................  $ 1,507,033
                                                                                              ============




 The accompanying notes are an integral part of these financial statements.


 FSA-38

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2014




                                                               ALL ASSET      AXA AGGRESSIVE     AXA CONSERVATIVE
                                                            GROWTH-ALT 20*      ALLOCATION*         ALLOCATION*
                                                            ---------------  -----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $       84,305     $      2,091        $    (13,022)
Net realized gain (loss) on investments...................         813,124          302,126             103,576
Net change in unrealized appreciation (depreciation) of
   investments............................................         565,217         (234,841)            (47,930)
                                                            ---------------  -----------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................       1,462,646           69,376              42,624
                                                            ---------------  -----------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         909,678           39,216             489,299
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................      (2,508,859)         208,765             241,782
Redemptions for contract benefits and terminations........     (12,571,345)        (448,610)           (636,538)
Contract maintenance charges..............................        (107,022)            (575)               (480)
                                                            ---------------  -----------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................     (14,277,548)        (201,204)             94,063
                                                            ---------------  -----------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................          (9,509)             (75)               (186)
                                                            ---------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................     (12,824,411)        (131,903)            136,501

Net Assets - Beginning of Year............................     131,011,914        2,464,267           3,237,434
                                                            ---------------  -----------------  ------------------
Net Assets - End of Year..................................  $  118,187,503     $  2,332,364        $  3,373,935
                                                            ===============  =================  ==================

                                                                                                       AXA LARGE CAP
                                                             AXA CONSERVATIVE-   AXA GLOBAL EQUITY    GROWTH MANAGED
                                                             PLUS ALLOCATION*   MANAGED VOLATILITY*   VOLATILITY*(A)
                                                            ------------------  -------------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $    (13,299)       $    (30,094)       $    (81,492)
Net realized gain (loss) on investments...................          170,122             356,010             279,117
Net change in unrealized appreciation (depreciation) of
   investments............................................          (88,693)           (319,236)            398,668
                                                            ------------------  -------------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................           68,130               6,680             596,293
                                                            ------------------  -------------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................           15,896              83,341              59,516
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................           72,088            (147,960)           (290,372)
Redemptions for contract benefits and terminations........         (609,298)           (646,656)           (796,889)
Contract maintenance charges..............................             (455)               (664)                 --
                                                            ------------------  -------------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (521,769)           (711,939)         (1,027,745)
                                                            ------------------  -------------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              (44)            (13,155)             (3,039)
                                                            ------------------  -------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         (453,683)           (718,414)           (434,491)

Net Assets - Beginning of Year............................        3,775,331           3,806,889           7,578,545
                                                            ------------------  -------------------  ----------------
Net Assets - End of Year..................................     $  3,321,648        $  3,088,475        $  7,144,054
                                                            ==================  ===================  ================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a) EQ/Equity Growth PLUS was merged into AXA Large Cap Growth Managed Volatility on June 20, 2014




 The accompanying notes are an integral part of these financial statements.


 FSA-39

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2014



                                                             AXA LARGE CAP
                                                             VALUE MANAGED    AXA MID CAP VALUE    AXA MODERATE    AXA MODERATE-PLUS
                                                              VOLATILITY*    MANAGED VOLATILITY*    ALLOCATION*       ALLOCATION*
                                                            ---------------  -------------------  --------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $     (3,196)     $    (168,100)     $     (33,142)    $     (10,576)
Net realized gain (loss) on investments...................         35,220            837,220            534,019           553,268
Net change in unrealized appreciation (depreciation) of
   investments............................................        382,662            757,195           (374,952)         (448,414)
                                                            ---------------  -------------------  --------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................        414,686          1,426,315            125,925            94,278
                                                            ---------------  -------------------  --------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         12,963            167,992            324,417            86,439
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (10,985)          (445,600)          (182,926)           22,005
Redemptions for contract benefits and terminations........       (547,809)        (2,352,138)        (1,101,607)       (1,421,729)
Contract maintenance charges..............................         (1,549)            (2,311)            (1,151)             (875)
                                                            ---------------  -------------------  --------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (547,380)        (2,632,057)          (961,267)       (1,314,160)
                                                            ---------------  -------------------  --------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................           (270)           (23,192)              (693)          (30,361)
                                                            ---------------  -------------------  --------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (132,964)        (1,228,934)          (836,035)       (1,250,243)

Net Assets - Beginning of Year............................      4,213,630         17,214,612          8,855,552         5,906,504
                                                            ---------------  -------------------  --------------  ------------------
Net Assets - End of Year..................................   $  4,080,666      $  15,985,678      $   8,019,517     $   4,656,261
                                                            ===============  ===================  ==============  ==================


                                                             AXA/LOOMIS SAYLES  CHARTER(SM) MULTI-
                                                                  GROWTH*          SECTOR BOND*
                                                            ------------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $     (661,840)      $     23,742
Net realized gain (loss) on investments...................        16,151,282             28,554
Net change in unrealized appreciation (depreciation) of
   investments............................................       (12,528,242)           (24,980)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................         2,961,200             27,316
                                                            ------------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................           595,551             37,271
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (1,268,950)           (37,939)
Redemptions for contract benefits and terminations........        (6,361,347)          (566,195)
Contract maintenance charges..............................            (2,974)              (718)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (7,037,720)          (567,581)
                                                            ------------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................            (8,920)              (471)
                                                            ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (4,085,440)          (540,736)

Net Assets - Beginning of Year............................        53,160,696          3,820,919
                                                            ------------------  ------------------
Net Assets - End of Year..................................    $   49,075,256       $  3,280,183
                                                            ==================  ==================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-40

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2014



                                                               CHARTER(SM)       DREYFUS STOCK   EQ/ALLIANCEBERNSTEIN
                                                            SMALL CAP GROWTH*  INDEX FUND, INC.    SMALL CAP GROWTH*
                                                            -----------------  ----------------  --------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $    (172,891)    $      61,771        $    (28,033)
Net realized gain (loss) on investments...................          493,994           607,336             328,598
Net change in unrealized appreciation (depreciation) of
   investments............................................         (917,547)        1,113,427            (278,097)
                                                            -----------------  ----------------  --------------------
Net increase (decrease) in net assets resulting from
   operations.............................................         (596,444)        1,782,534              22,468
                                                            -----------------  ----------------  --------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          246,940           144,298              96,974
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (245,253)          (82,340)            (53,968)
Redemptions for contract benefits and terminations........       (1,410,339)       (1,616,674)           (295,482)
Contract maintenance charges..............................           (1,109)               --                (328)
                                                            -----------------  ----------------  --------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (1,409,761)       (1,554,716)           (252,804)
                                                            -----------------  ----------------  --------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................           (1,867)          (19,347)               (271)
                                                            -----------------  ----------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (2,008,072)          208,471            (230,607)

Net Assets - Beginning of Year............................       13,491,177        15,719,754           1,767,164
                                                            -----------------  ----------------  --------------------
Net Assets - End of Year..................................    $  11,483,105     $  15,928,225        $  1,536,557
                                                            =================  ================  ====================

                                                               EQ/BLACKROCK       EQ/BOSTON ADVISORS   EQ/CALVERT SOCIALLY
                                                            BASIC VALUE EQUITY*     EQUITY INCOME*        RESPONSIBLE*
                                                            -------------------  --------------------  -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $    (41,480)        $      (2,469)        $    (10,924)
Net realized gain (loss) on investments...................          580,687             1,569,744               91,044
Net change in unrealized appreciation (depreciation) of
   investments............................................          (38,966)             (643,258)             115,944
                                                            -------------------  --------------------  -------------------
Net increase (decrease) in net assets resulting from
   operations.............................................          500,241               924,017              196,064
                                                            -------------------  --------------------  -------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          229,685               129,021               29,296
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (255,960)             (403,848)              (3,788)
Redemptions for contract benefits and terminations........         (866,322)           (1,589,403)            (178,551)
Contract maintenance charges..............................             (604)               (1,252)                (158)
                                                            -------------------  --------------------  -------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (893,201)           (1,865,482)            (153,201)
                                                            -------------------  --------------------  -------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             (807)               (1,868)                (206)
                                                            -------------------  --------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         (393,767)             (943,333)              42,657

Net Assets - Beginning of Year............................        6,800,303            14,540,096            1,736,249
                                                            -------------------  --------------------  -------------------
Net Assets - End of Year..................................     $  6,406,536         $  13,596,763         $  1,778,906
                                                            ===================  ====================  ===================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-41

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2014



                                                             EQ/CAPITAL                     EQ/GAMCO
                                                              GUARDIAN        EQ/CORE      MERGERS AND    EQ/GAMCO SMALL
                                                              RESEARCH*     BOND INDEX*   ACQUISITIONS*   COMPANY VALUE*
                                                            -------------  -------------  -------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $    (42,648)  $    (62,579)  $    (39,844)    $  (1,407,947)
Net realized gain (loss) on investments...................       284,930         43,053        141,796        13,404,692
Net change in unrealized appreciation (depreciation) of
   investments............................................       175,887        303,382       (101,407)      (10,151,037)
                                                            -------------  -------------  -------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................       418,169        283,856            545         1,845,708
                                                            -------------  -------------  -------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        80,558        263,121         26,954           973,517
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (47,332)      (472,329)       (51,553)       (3,270,165)
Redemptions for contract benefits and terminations........      (716,640)    (3,971,948)      (228,944)      (14,347,103)
Contract maintenance charges..............................          (701)        (8,141)          (184)          (47,796)
                                                            -------------  -------------  -------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (684,115)    (4,189,297)      (253,727)      (16,691,547)
                                                            -------------  -------------  -------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................          (597)        (8,633)          (315)          (23,006)
                                                            -------------  -------------  -------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................      (266,543)    (3,914,074)      (253,497)      (14,868,845)

Net Assets - Beginning of Year............................     5,259,970     30,525,629      2,650,754       139,064,986
                                                            -------------  -------------  -------------  -----------------
Net Assets - End of Year..................................  $  4,993,427   $ 26,611,555   $  2,397,257     $ 124,196,141
                                                            =============  =============  =============  =================


                                                              EQ/INTERMEDIATE  EQ/LARGE CAP
                                                             GOVERNMENT BOND*  VALUE INDEX*
                                                            -----------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $    (156,171)   $     (20,209)
Net realized gain (loss) on investments...................          109,680          714,306
Net change in unrealized appreciation (depreciation) of
   investments............................................           54,009          594,791
                                                            -----------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................            7,518        1,288,888
                                                            -----------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          102,154          182,054
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (479,456)        (206,645)
Redemptions for contract benefits and terminations........       (2,195,128)      (2,079,764)
Contract maintenance charges..............................           (3,127)          (1,923)
                                                            -----------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (2,575,557)      (2,106,278)
                                                            -----------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................           (1,632)          (2,431)
                                                            -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (2,569,671)        (819,821)

Net Assets - Beginning of Year............................       15,234,980       13,416,765
                                                            -----------------  --------------
Net Assets - End of Year..................................    $  12,665,309    $  12,596,944
                                                            =================  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-42

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2014



                                                                EQ/MFS
                                                             INTERNATIONAL   EQ/MID CAP                       EQ/MORGAN STANLEY
                                                                GROWTH*        INDEX*      EQ/MONEY MARKET*    MID CAP GROWTH*
                                                            --------------  -------------  ----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $     (44,430)  $    (98,009)    $    (287,275)    $    (174,944)
Net realized gain (loss) on investments...................        561,990        898,318                87         1,953,317
Net change in unrealized appreciation (depreciation) of
   investments............................................     (1,218,011)      (107,500)               22        (2,062,244)
                                                            --------------  -------------  ----------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................       (700,451)       692,809          (287,166)         (283,871)
                                                            --------------  -------------  ----------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         87,102        181,565         2,307,280           168,136
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (66,005)      (172,215)        3,967,948          (442,778)
Redemptions for contract benefits and terminations........     (1,120,114)    (1,863,084)       (9,722,709)       (1,464,791)
Contract maintenance charges..............................         (4,584)        (1,898)           (8,122)           (1,475)
                                                            --------------  -------------  ----------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................     (1,103,601)    (1,855,632)       (3,455,603)       (1,740,908)
                                                            --------------  -------------  ----------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................           (791)        (1,147)          (19,438)           (1,480)
                                                            --------------  -------------  ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................     (1,804,843)    (1,163,970)       (3,762,207)       (2,026,259)

Net Assets - Beginning of Year............................     11,787,019     10,893,910        21,773,979        12,162,676
                                                            --------------  -------------  ----------------  ------------------
Net Assets - End of Year..................................  $   9,982,176   $  9,729,940     $  18,011,772     $  10,136,417
                                                            ==============  =============  ================  ==================


                                                            EQ/PIMCO ULTRA    EQ/QUALITY
                                                              SHORT BOND*     BOND PLUS*
                                                            ---------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $    (61,098)   $    (26,588)
Net realized gain (loss) on investments...................          2,480        (114,535)
Net change in unrealized appreciation (depreciation) of
   investments............................................        (22,239)        261,018
                                                            ---------------  -------------
Net increase (decrease) in net assets resulting from
   operations.............................................        (80,857)        119,895
                                                            ---------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         65,103          87,578
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (124,037)       (462,106)
Redemptions for contract benefits and terminations........       (897,618)       (890,243)
Contract maintenance charges..............................           (736)         (2,410)
                                                            ---------------  -------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (957,288)     (1,267,181)
                                                            ---------------  -------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................         (1,376)        (69,791)
                                                            ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS.....................     (1,039,521)     (1,217,077)

Net Assets - Beginning of Year............................      5,466,044       8,038,984
                                                            ---------------  -------------
Net Assets - End of Year..................................   $  4,426,523    $  6,821,907
                                                            ===============  =============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-43

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2014




                                                                EQ/SMALL       EQ/T.ROWE PRICE        EQ/UBS
                                                             COMPANY INDEX*     GROWTH STOCK*    GROWTH & INCOME*
                                                            ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $    (28,500)    $    (559,312)     $    (175,665)
Net realized gain (loss) on investments...................         479,245         2,571,201          1,500,819
Net change in unrealized appreciation (depreciation) of
   investments............................................        (347,238)        1,028,195          1,253,108
                                                            ----------------  ----------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................         103,507         3,040,084          2,578,262
                                                            ----------------  ----------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          32,229           369,142            199,364
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          10,590          (474,993)          (443,602)
Redemptions for contract benefits and terminations........        (443,642)       (4,009,204)        (2,365,241)
Contract maintenance charges..............................            (740)          (25,751)              (800)
                                                            ----------------  ----------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (401,563)       (4,140,806)        (2,610,279)
                                                            ----------------  ----------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................            (381)           (3,171)            (2,540)
                                                            ----------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (298,437)       (1,103,893)           (34,557)

Net Assets - Beginning of Year............................       3,675,012        44,874,767         21,792,698
                                                            ----------------  ----------------  -----------------
Net Assets - End of Year..................................    $  3,376,575     $  43,770,874      $  21,758,141
                                                            ================  ================  =================

                                                                                                           FRANKLIN
                                                                FIDELITY(R) VIP          FRANKLIN      RISING DIVIDENDS
                                                            CONTRAFUND(R) PORTFOLIO   INCOME VIP FUND      VIP FUND
                                                            -----------------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................       $    (116,682)        $     679,684    $     (19,032)
Net realized gain (loss) on investments...................           1,552,368               670,347          696,917
Net change in unrealized appreciation (depreciation) of
   investments............................................             709,331              (716,287)        (203,427)
                                                            -----------------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................           2,145,017               633,744          474,458
                                                            -----------------------  ----------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................             310,824               291,032          228,674
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................            (823,827)               27,910         (289,453)
Redemptions for contract benefits and terminations........          (2,872,538)           (2,583,366)        (959,948)
Contract maintenance charges..............................                  --                (2,526)            (657)
                                                            -----------------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................          (3,385,541)           (2,266,950)      (1,021,384)
                                                            -----------------------  ----------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              (2,646)               (2,787)            (961)
                                                            -----------------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          (1,243,170)           (1,635,993)        (547,887)

Net Assets - Beginning of Year............................          22,752,830            20,449,698        7,559,433
                                                            -----------------------  ----------------  ----------------
Net Assets - End of Year..................................       $  21,509,660         $  18,813,705    $   7,011,546
                                                            =======================  ================  ================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-44

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2014



                                                             INVESCO V.I.    INVESCO V.I.
                                                              DIVERSIFIED     GLOBAL CORE   INVESCO V.I. GLOBAL     INVESCO V.I.
                                                             DIVIDEND FUND    EQUITY FUND    HEALTH CARE FUND      TECHNOLOGY FUND
                                                            ---------------  -------------  -------------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $      (2,433)   $     1,699     $     (49,424)       $     (17,981)
Net realized gain (loss) on investments...................         103,730         59,097           418,790              142,890
Net change in unrealized appreciation (depreciation) of
   investments............................................          (3,996)       (66,938)           61,698              (35,798)
                                                            ---------------  -------------  -------------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................          97,301         (6,142)          431,064               89,111
                                                            ---------------  -------------  -------------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................           9,893         12,062            22,169               49,391
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         186,389        (31,441)          150,099              130,570
Redemptions for contract benefits and terminations........        (251,517)      (188,121)         (603,112)            (186,769)
Contract maintenance charges..............................            (106)          (179)             (346)                (147)
                                                            ---------------  -------------  -------------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (55,341)      (207,679)         (431,190)              (6,955)
                                                            ---------------  -------------  -------------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             (34)          (695)             (204)                 (65)
                                                            ---------------  -------------  -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          41,926       (214,516)             (330)              82,091

Net Assets - Beginning of Year............................         987,994        951,455         2,685,965              982,616
                                                            ---------------  -------------  -------------------  -----------------
Net Assets - End of Year..................................   $   1,029,920    $   736,939     $   2,685,635        $   1,064,707
                                                            ===============  =============  ===================  =================

                                                               JANUS ASPEN        JANUS ASPEN
                                                             SERIES BALANCED   SERIES ENTERPRISE
                                                                PORTFOLIO          PORTFOLIO
                                                            ----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $      57,446      $    (134,916)
Net realized gain (loss) on investments...................         634,391          1,440,273
Net change in unrealized appreciation (depreciation) of
   investments............................................         338,603           (128,775)
                                                            ----------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................       1,030,440          1,176,582
                                                            ----------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         171,667            193,281
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (151,528)          (207,680)
Redemptions for contract benefits and terminations........      (1,812,408)        (1,134,749)
Contract maintenance charges..............................              --                 --
                                                            ----------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (1,792,269)        (1,149,148)
                                                            ----------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................          (4,102)              (744)
                                                            ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (765,931)            26,690

Net Assets - Beginning of Year............................      15,611,410         11,529,758
                                                            ----------------  ------------------
Net Assets - End of Year..................................   $  14,845,479      $  11,556,448
                                                            ================  ==================




 The accompanying notes are an integral part of these financial statements.


 FSA-45

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2014



                                                              JANUS ASPEN        JANUS ASPEN        JANUS ASPEN
                                                             SERIES FORTY       SERIES GLOBAL     SERIES OVERSEAS       MFS(R)
                                                               PORTFOLIO     RESEARCH PORTFOLIO      PORTFOLIO     UTILITIES SERIES
                                                            ---------------  ------------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $     (182,478)     $    (23,079)      $     109,516     $     29,328
Net realized gain (loss) on investments...................       4,934,943           280,212             951,127          579,714
Net change in unrealized appreciation (depreciation) of
   investments............................................      (3,850,093)          218,486          (2,171,672)         (38,644)
                                                            ---------------  ------------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................         902,372           475,619          (1,111,029)         570,398
                                                            ---------------  ------------------  ----------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         178,277            93,749             207,992          138,391
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (510,099)         (447,685)           (146,350)         170,846
Redemptions for contract benefits and terminations........      (2,338,918)       (1,051,672)         (1,522,094)        (892,440)
Contract maintenance charges..............................            (693)               --              (2,357)            (974)
                                                            ---------------  ------------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (2,671,433)       (1,405,608)         (1,462,809)        (584,177)
                                                            ---------------  ------------------  ----------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................          (4,461)           (2,200)             (1,441)            (663)
                                                            ---------------  ------------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................      (1,773,522)         (932,189)         (2,575,279)         (14,442)

Net Assets - Beginning of Year............................      15,712,311         8,607,837           9,575,763        5,470,491
                                                            ---------------  ------------------  ----------------  ----------------
Net Assets - End of Year..................................  $   13,938,789      $  7,675,648       $   7,000,484     $  5,456,049
                                                            ===============  ==================  ================  ================


                                                               OPPENHEIMER     PIMCO GLOBAL BOND
                                                             GLOBAL FUND/VA  PORTFOLIO (UNHEDGED)
                                                            ---------------  --------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $     (69,709)      $     58,884
Net realized gain (loss) on investments...................       1,068,550             58,091
Net change in unrealized appreciation (depreciation) of
   investments............................................        (940,700)           (40,474)
                                                            ---------------  --------------------
Net increase (decrease) in net assets resulting from
   operations.............................................          58,141             76,501
                                                            ---------------  --------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         124,460            122,369
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          (6,727)          (289,267)
Redemptions for contract benefits and terminations........      (1,182,141)        (1,063,920)
Contract maintenance charges..............................          (1,114)              (921)
                                                            ---------------  --------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (1,065,522)        (1,231,739)
                                                            ---------------  --------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................          (1,109)           (12,050)
                                                            ---------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................      (1,008,490)        (1,167,288)

Net Assets - Beginning of Year............................       10,650,953         7,137,935
                                                            ---------------  --------------------
Net Assets - End of Year..................................   $   9,642,463       $  5,970,647
                                                            ===============  ====================




 The accompanying notes are an integral part of these financial statements.


 FSA-46

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2014



                                                                                                                 PROFUND VP RISING
                                                                                               PROFUND VP BEAR   RATES OPPORTUNITY
                                                                                              ----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)................................................................     $   (1,858)       $    (8,005)
Net realized gain (loss) on investments.....................................................        (15,366)           (68,831)
Net change in unrealized appreciation (depreciation) of investments.........................         (8,332)          (117,233)
                                                                                              ----------------  ------------------
Net increase (decrease) in net assets resulting from operations.............................        (25,556)          (194,069)
                                                                                              ----------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.......................................................             60             27,828
Transfers between Variable Investment Options including guaranteed investment account, net..          5,203             97,101
Redemptions for contract benefits and terminations..........................................         (5,000)           (34,701)
Contract maintenance charges................................................................            (11)               (48)
                                                                                              ----------------  ------------------
Net increase (decrease) in net assets resulting from contractowners transactions............            252             90,180
                                                                                              ----------------  ------------------
Net increase (decrease) in amount retained by MONY America in Variable Account A............            (15)              (338)
                                                                                              ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.......................................................        (25,319)          (104,227)

Net Assets - Beginning of Year..............................................................        137,179            544,466
                                                                                              ----------------  ------------------
Net Assets - End of Year....................................................................     $  111,860        $   440,239
                                                                                              ================  ==================

                                                                                               PROFUND VP
                                                                                                ULTRABULL
                                                                                              ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)................................................................  $   (39,884)
Net realized gain (loss) on investments.....................................................      764,172
Net change in unrealized appreciation (depreciation) of investments.........................     (317,229)
                                                                                              ------------
Net increase (decrease) in net assets resulting from operations.............................      407,059
                                                                                              ------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.......................................................      470,472
Transfers between Variable Investment Options including guaranteed investment account, net..     (436,458)
Redemptions for contract benefits and terminations..........................................     (746,599)
Contract maintenance charges................................................................         (217)
                                                                                              ------------
Net increase (decrease) in net assets resulting from contractowners transactions............     (712,802)
                                                                                              ------------
Net increase (decrease) in amount retained by MONY America in Variable Account A............      (20,362)
                                                                                              ------------
NET INCREASE (DECREASE) IN NET ASSETS.......................................................     (326,105)

Net Assets - Beginning of Year..............................................................    2,766,075
                                                                                              ------------
Net Assets - End of Year....................................................................  $ 2,439,970
                                                                                              ============




 The accompanying notes are an integral part of these financial statements.


 FSA-47

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2015



1.  ORGANIZATION


MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"), which is a downstream holding company of AXA Financial. Effective October 1, 2013, MONY America is a wholly-owned subsidiary of AEFS. AEFS is a direct wholly owned subsidiary of AXA Financial.

On October 1, 2013, AXA Financial and AEFS completed the sale of the stock of MONY and the reinsurance of an in-force book of life insurance and annuity policies written primarily prior to 2004 by MONY America to Protective Life Insurance Company ("Protective Life"). Prior to the close, MONY's subsidiaries, including MONY America, were distributed to AEFS. MONY America transferred and ceded assets to Protective Life in connection with this transaction.

The Variable Account is registered with the United States Securities and Exchange Commission ("SEC") and operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity Policies, which include MONYMaster, MONY Value Master, MONY Custom Master and MONY Variable Annuity (collectively, the "Variable Annuity Policies"). These policies are issued by MONY America, which is a wholly-owned subsidiary of AEFS.

The Variable Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, and ProFunds (collectively, "the Trusts"). The Trusts are registered with the SEC under the 1940 Act as open-end, investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Variable Account consists of the following Variable Investment Options ("Portfolios"):




AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Global Core Equity Fund
Invesco V.I. Global Health Care Fund
Invesco V.I. Technology Fund

AXA PREMIER VIP TRUST*
AXA Aggressive Allocation


AXA Conservative Allocation
AXA Conservative-Plus Allocation
AXA Moderate Allocation
AXA Moderate-Plus Allocation
Charter(sm) Multi-Sector Bond
Charter(sm) Small Cap Growth

DREYFUS STOCK INDEX FUND, INC.
Dreyfus Stock Index Fund, Inc.


 FSA-48

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015



1.  ORGANIZATION



EQ ADVISORS TRUST*
All Asset Growth-Alt 20
AXA Global Equity Managed Volatility
AXA Large Cap Growth Managed Volatility(1)
AXA Large Cap Value Managed Volatility
AXA Mid Cap Value Managed Volatility
AXA/AB Small Cap Growth(2)
AXA/Loomis Sayles Growth
EQ/BlackRock Basic Value Equity
EQ/Boston Advisors Equity Income
EQ/Calvert Socially Responsible
EQ/Capital Guardian Research
EQ/Core Bond Index
EQ/GAMCO Mergers and Acquisitions
EQ/GAMCO Small Company Value
EQ/Intermediate Government Bond
EQ/Large Cap Value Index
EQ/MFS International Growth
EQ/Mid Cap Index
EQ/Money Market
EQ/Morgan Stanley Mid Cap Growth
EQ/PIMCO Ultra Short Bond
EQ/Quality Bond PLUS
EQ/Small Company Index
EQ/T. Rowe Price Growth Stock
EQ/UBS Growth & Income



FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
Fidelity(R) VIP Contrafund(R) Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund
Franklin Rising Dividends VIP Fund

JANUS ASPEN SERIES
Janus Aspen Series Balanced Portfolio
Janus Aspen Series Enterprise Portfolio
Janus Aspen Series Forty Portfolio
Janus Aspen Series Global Research Portfolio
Janus Aspen Series Overseas Portfolio

MFS(R) VARIABLE INSURANCE TRUST
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Global Fund/VA

PIMCO VARIABLE INSURANCE TRUST
PIMCO Global Bond Portfolio (Unhedged)

PROFUNDS
ProFund VP Bear
ProFund VP Rising Rates Opportunity
ProFund VP UltraBull




(1) EQ/Equity Growth PLUS merged into AXA Large Cap Growth Managed Volatility on 6/20/2014.
(2) Formerly known as EQ/AllianceBernstein Small Cap Growth
* An affiliate of AXA Equitable that provides advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.


Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished or segregated from those of MONY America. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Annuity Policies will not be charged with liabilities arising out of other business MONY America may conduct.

The amount retained by MONY America in the Variable Account arises primarily from (1) contributions from MONY America, (2) mortality and expense charges, administrative charges accumulated in the Variable Account, and (3) that portion, determined ratably, of the Variable Account's investment results applicable to those assets in the Variable Account in excess of the net assets, attributable to accumulation of units. Amounts retained by MONY America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by MONY America in the Variable Account may be transferred at any time by MONY America to its General Account ("General Account").



 FSA-49

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015



1.  ORGANIZATION


Each of the Variable Investment Options of the Variable Account bears indirect exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by MONY America to the Contractowners of the Variable Investment Options of the Variable Account.

In the normal course of business, MONY America, on behalf of the Variable Investment Options, may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is not readily determinable as this would involve estimates of future claims that may be, but have not been, made against the Variable Investment Options of the Variable Account. Based on experience, management expects the risk of material loss to be remote.


2.   SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of the Portfolios and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested at the ex-dividend date. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions.

DUE TO AND DUE FROM

Receivable/payable for policy-related transactions represents amount due to/from MONY America's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represents unsettled trades.

CONTRACT PAYMENTS AND TRANSFERS

Payments received from Contractowners represent Contractowner contributions under the Variable Annuity Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes.



 FSA-50

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015



2.  SIGNIFICANT ACCOUNTING POLICIES


Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. MONY America is required by state insurance law to set aside additional assets in MONY's General Account to provide for other policy benefits. MONY America's General Account assets support MONY America's insurance and annuity obligations and are subject to MONY America's general liabilities for business operations and to creditor rights.

Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Variable Annuity Policies. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Variable Annuity Policies.

FEDERAL INCOME TAXES

The results of the operations of the Variable Account are included in the federal income tax return of MONY America. Under the provisions of the contracts, MONY America has the right to charge the Variable Account for federal income tax attributable to the Variable Account. No charge has been made against the Variable Account for such tax during the year ended December 31, 2015. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.


3.   FAIR VALUE DISCLOSURES

The Variable Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level
1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

      LEVEL 1: Unadjusted quoted prices for identical assets in an active market.



 FSA-51

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015




3.  FAIR VALUE DISCLOSURES



      LEVEL 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

                a) Quoted prices for similar assets in active markets

                b) Quoted prices for identical or similar assets in non-active markets

                c) Inputs other than quoted market prices that are observable

                d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

      LEVEL 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Variable Account determines the fair values of certain financial assets based on quoted market prices.

All of the investments in each Variable Investment Option of the Variable Account are classified as Level 1 in the fair value hierarchy as of December 31, 2015 and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value ("NAV") of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.


4.   PURCHASE AND SALES OF PORTFOLIOS

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2015 were as follows:

                                                                               PURCHASES       SALES
                                                                             -----------  -------------
All Asset Growth-Alt 20.................................................     $ 4,564,364  $  13,586,185
AXA Aggressive Allocation...............................................         405,617      1,017,103
AXA Conservative Allocation.............................................         542,692        601,790
AXA Conservative-Plus Allocation........................................         167,057        463,736
AXA Global Equity Managed Volatility....................................         122,040        485,196
AXA Large Cap Growth Managed Volatility.................................         379,323      1,032,899
AXA Large Cap Value Managed Volatility..................................         108,112        369,643
AXA Mid Cap Value Managed Volatility....................................         417,061      2,438,760
AXA Moderate Allocation.................................................       2,218,080      1,440,421
AXA Moderate-Plus Allocation............................................         534,780      1,347,299
AXA/AB Small Cap Growth.................................................         219,699        244,938
AXA/Loomis Sayles Growth Portfolio......................................       1,202,637      6,430,141


 FSA-52

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015



4.  PURCHASE AND SALES OF PORTFOLIOS


                                                                               PURCHASES       SALES
                                                                             -----------  -------------
Charter(sm) Multi-Sector Bond...........................................     $   225,079  $     656,047
Charter(sm) Small Cap Growth............................................          76,369      1,774,241
Dreyfus Stock Index Fund, Inc...........................................       1,327,174      2,151,986
EQ/BlackRock Basic Value Equity.........................................         367,130      1,251,435
EQ/Boston Advisors Equity Income........................................       1,602,317      1,991,864
EQ/Calvert Socially Responsible.........................................         241,212        218,727
EQ/Capital Guardian Research............................................         170,558        660,535
EQ/Core Bond Index......................................................         777,037      4,560,147
EQ/GAMCO Mergers and Acquisitions.......................................         166,887        433,755
EQ/GAMCO Small Company Value............................................       7,050,456     15,173,135
EQ/Intermediate Government Bond.........................................         332,553      2,310,528
EQ/Large Cap Value Index................................................         680,769      1,669,476
EQ/MFS International Growth.............................................         413,013      1,284,081
EQ/Mid Cap Index........................................................         193,580      1,646,463
EQ/Money Market.........................................................       8,568,853     10,443,152
EQ/Morgan Stanley Mid Cap Growth........................................         418,125      2,113,082
EQ/PIMCO Ultra Short Bond...............................................         220,564        741,077
EQ/Quality Bond PLUS....................................................         125,402        960,821
EQ/Small Company Index..................................................         342,996        731,386
EQ/T. Rowe Price Growth Stock...........................................       2,384,681      5,466,063
EQ/UBS Growth & Income..................................................       2,872,636      2,666,547
Fidelity(R) VIP Contrafund(R) Portfolio.................................       2,268,268      2,957,303
Franklin Income VIP Fund................................................       1,266,233      3,795,567
Franklin Rising Dividends VIP Fund......................................         877,312      1,247,260
Invesco V.I. Diversified Dividend Fund..................................          75,725        179,968
Invesco V.I. Global Core Equity Fund....................................          57,497        119,624
Invesco V.I. Global Health Care Fund....................................         399,782        583,824
Invesco V.I. Technology Fund............................................         124,255        156,043
Janus Aspen Series Balanced Portfolio...................................       1,193,407      1,997,846
Janus Aspen Series Enterprise Portfolio.................................       1,490,937      1,572,863
Janus Aspen Series Forty Portfolio......................................       3,125,896      2,006,644
Janus Aspen Series Global Research Portfolio............................         212,756      1,166,226
Janus Aspen Series Overseas Portfolio...................................         443,011        973,125
MFS(R) Utilities Series.................................................         744,481      1,006,135
Oppenheimer Global Fund/VA..............................................       1,089,145      1,493,656
PIMCO Global Bond Portfolio (Unhedged)..................................         257,373      1,068,963
ProFund VP Bear.........................................................          78,611         87,743
ProFund VP Rising Rates Opportunity.....................................          41,802         93,481
ProFund VP UltraBull....................................................         645,925      1,287,478



 FSA-53

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015



4.  PURCHASE AND SALES OF PORTFOLIOS


The units purchased and redeemed for the year ended December 31, 2015 were as follows:

CHANGE IN UNITS                                        SHARE CLASS+        ISSUED    REDEEMED   NET CHANGE
                                                    -------------------  ---------  ----------  -----------
All Asset Growth-Alt 20...........................           B              57,200     402,516    (345,316)
AXA Aggressive Allocation.........................           B              26,335      90,527     (64,192)
AXA Conservative Allocation.......................           B              42,413      50,218      (7,805)
AXA Conservative-Plus Allocation..................           B               3,388      37,417     (34,029)
AXA Global Equity Managed Volatility..............           A               3,922      15,167     (11,245)
AXA Large Cap Growth Managed Volatility...........           B               7,635      60,023     (52,388)
AXA Large Cap Value Managed Volatility............           A               4,019      15,274     (11,255)
AXA Mid Cap Value Managed Volatility..............           A              20,253     114,123     (93,870)
AXA Moderate Allocation...........................           B             164,431     119,971      44,460
AXA Moderate-Plus Allocation......................           B              30,745     115,445     (84,700)
AXA/AB Small Cap Growth...........................           A               4,277      12,483      (8,206)
AXA/Loomis Sayles Growth Portfolio................           B              65,487     362,265    (296,778)
Charter(sm) Multi-Sector Bond.....................           A              18,729      50,486     (31,757)
Charter(sm) Small Cap Growth......................           B               6,274      90,196     (83,922)
Dreyfus Stock Index Fund, Inc.....................        INITIAL           47,663     130,335     (82,672)
EQ/BlackRock Basic Value Equity...................           B              19,872      72,176     (52,304)
EQ/Boston Advisors Equity Income..................           A                  --      10,047     (10,047)
EQ/Boston Advisors Equity Income..................           B              23,216      91,054     (67,838)
EQ/Calvert Socially Responsible...................           A               1,809      14,324     (12,515)
EQ/Calvert Socially Responsible...................           B               2,143       2,165         (22)
EQ/Capital Guardian Research......................           A               8,650      32,639     (23,989)
EQ/Core Bond Index................................           A              47,457     343,188    (295,731)
EQ/GAMCO Mergers and Acquisitions.................           B               5,542      26,190     (20,648)
EQ/GAMCO Small Company Value......................           B              26,123     226,516    (200,393)
EQ/Intermediate Government Bond...................           A              25,706     168,621    (142,915)
EQ/Large Cap Value Index..........................           A              15,279      85,574     (70,295)
EQ/MFS International Growth.......................           B              17,373      72,697     (55,324)
EQ/Mid Cap Index..................................           A               7,996      71,778     (63,782)
EQ/Money Market...................................           A             986,754   1,151,529    (164,775)
EQ/Morgan Stanley Mid Cap Growth..................           A              17,108     120,938    (103,830)
EQ/PIMCO Ultra Short Bond.........................           B              19,504      61,498     (41,994)
EQ/Quality Bond PLUS..............................           B               4,963      50,300     (45,337)
EQ/Small Company Index............................           A               4,747      26,890     (22,143)
EQ/T. Rowe Price Growth Stock.....................           B              37,049     162,647    (125,598)
EQ/UBS Growth & Income............................           B              23,722     140,285    (116,563)
Fidelity(R) VIP Contrafund(R) Portfolio...........        SERVICE           20,360     127,901    (107,541)
Franklin Income VIP Fund..........................        CLASS 2           29,308     177,223    (147,915)
Franklin Rising Dividends VIP Fund................        CLASS 2            6,265      52,314     (46,049)
Invesco V.I. Diversified Dividend Fund............       SERIES I            7,472      18,937     (11,465)
Invesco V.I. Global Core Equity Fund..............       SERIES I            1,879       8,850      (6,971)
Invesco V.I. Global Health Care Fund..............       SERIES I            7,731      22,908     (15,177)
Invesco V.I. Technology Fund......................       SERIES I            2,048      10,332      (8,284)


 FSA-54

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015



4.  PURCHASE AND SALES OF PORTFOLIOS


CHANGE IN UNITS                                        SHARE CLASS+        ISSUED    REDEEMED   NET CHANGE
                                                    -------------------  ---------  ----------  -----------
Janus Aspen Series Balanced Portfolio.............     INSTITUTIONAL        27,730      87,621     (59,891)
Janus Aspen Series Enterprise Portfolio...........     INSTITUTIONAL        17,686      83,133     (65,447)
Janus Aspen Series Forty Portfolio................     INSTITUTIONAL        12,037      62,810     (50,773)
Janus Aspen Series Forty Portfolio................        SERVICE            5,819      21,974     (16,155)
Janus Aspen Series Global Research Portfolio......     INSTITUTIONAL        19,630      91,211     (71,581)
Janus Aspen Series Overseas Portfolio.............        SERVICE           14,588      46,619     (32,031)
MFS(R) Utilities Series...........................        INITIAL            7,662      26,199     (18,537)
Oppenheimer Global Fund/VA........................        SERVICE           15,662      50,733     (35,071)
PIMCO Global Bond Portfolio (Unhedged)............    ADMINISTRATIVE        11,540      57,237     (45,697)
ProFund VP Bear...................................        COMMON            33,529      38,804      (5,275)
ProFund VP Rising Rates Opportunity...............        COMMON            19,396      36,336     (16,940)
ProFund VP UltraBull..............................        COMMON            16,637      50,880     (34,243)


5.   EXPENSES AND RELATED PARTY TRANSACTIONS

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts Board of Trustees and adopted by the applicable Portfolio. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Portfolio and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of Portfolios of EQAT and VIP. Investment managers either oversee the activities of the investment advisors with respect to EQAT and VIP, and are responsible for retaining and discontinuing the service of those advisors, or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.71% to a high of 1.65% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.



 FSA-55

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015




5.  EXPENSES AND RELATED PARTY TRANSACTIONS



AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' in the Portfolios. These fees and payments range from 0.12% to 0.45% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the AXA/AB Small Cap Growth and EQ/Small Company Index, as well as a portion of AXA Large Cap Value Managed Volatility and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial.

CONTRACT DISTRIBUTION AND PRINCIPAL UNDERWRITER:

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Variable Annuity Policies and the Variable Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Variable Annuity Policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Annuity Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.


6.   REORGANIZATIONS

In 2015, there were no reorganizations within the Variable Investment Options of the Variable Account.

In 2014, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment options of the Variable Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objections.

In June 2014, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP ("the Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the


 FSA-56

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015




6.  REORGANIZATIONS



Removed Portfolios (the "Removed Investment Options") were replaced with Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options").

                                              REMOVED PORTFOLIO                          SURVIVING PORTFOLIO
                                         ---------------------------                 ---------------------------
                                                                                        AXA LARGE CAP GROWTH
JUNE 20, 2014                               EQ/EQUITY GROWTH PLUS                        MANAGED VOLATILITY
------------------------------           ---------------------------                 ---------------------------
Shares -- Class B                                       334,925                                     284,679
Value -- Class B                              $           21.71                           $           25.54
Net Assets Before Merger                      $       7,271,937                           $              --
Net Assets After Merger                       $              --                           $       7,271,937
Total Unrealized Gain                         $       1,919,911                           $              --


7.   CONTRACTOWNER CHARGES

Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and any premium taxes. Net policy premiums are included in "Payments received from Contractowners" in the Statement of Changes in Net Assets.

The charges below are the current annual charges deducted from the net unit value of the Variable Investment Options, or from the total amount under the policy in each Variable Investment Option ("fund value") as a redemption of units. Higher charges may be permitted under the terms of the various policies. All charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets with the exception of Mortality & Expense Risk Charge which is reflected as "Asset-based Charges" in the Statement of Operations.

MORTALITY & EXPENSE RISK CHARGE: This charge is deducted daily from the net unit value of the Variable Investment Options, and ranges from a low of 1.20% to a high of 2.85%.

ANNUAL CONTRACT CHARGE: This charge is deducted daily from the fund value, and ranges from a low of $0 to a high of $30.

TRANSFER CHARGE: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer instructed by the Contractowner. This charge would be deducted from the fund value.

SURRENDER CHARGE: This charge is deducted from fund value and is imposed when a full or partial surrender is requested during the period specified in the Variable Annuity Policy. The amount of the charge varies, and is determined by multiplying the surrender charge percentage for the policy year by the amount of fund value, based on a grading schedule.


8.   FINANCIAL HIGHLIGHTS

The Variable Annuity Policies have unique combinations of features and fees that are charged against the Contractowner's account balance. Differences in the fee structures result in a variety of unit values, expenses ratios and total returns.

The ranges for total return ratios and unit values correspond to the product groupings that produced the lowest and highest expenses ratios. Due to the timing of the introduction of new products into the


 FSA-57

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015




8.  FINANCIAL HIGHLIGHTS



Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

UNITS OUTSTANDING                               SHARE CLASS+        2015        2014        2013         2012        2011
-------------------------------------------  ------------------  ----------  ----------  ----------  -----------  ----------
All Asset Growth-Alt 20....................           B          2,821,848    3,167,164   3,618,865    4,124,196   4,787,589
AXA Aggressive Allocation..................           B            146,494      210,686     230,519      248,564     298,105
AXA Conservative Allocation................           B            291,634      299,439     291,557      374,580     481,804
AXA Conservative-Plus Allocation...........           B            257,995      292,024     338,755      195,281     285,491
AXA Global Equity Managed Volatility.......           A             92,854      104,099     127,661      159,009     224,407
AXA Large Cap Growth Managed Volatility(c).           B            392,101      444,489     511,851      581,025     672,128
AXA Large Cap Value Managed Volatility.....           A            108,712      119,967     136,962      164,460     230,851
AXA Mid Cap Value Managed Volatility.......           A            696,861      790,731     928,194    1,121,726   1,454,525
AXA Moderate Allocation....................           B            768,207      723,747     812,072    1,046,019   1,272,057
AXA Moderate-Plus Allocation...............           B            329,814      414,514     538,615      531,369     640,323
AXA/AB Small Cap Growth....................           A             75,480       83,686      97,986      116,886     152,162
AXA/Loomis Sayles Growth Portfolio.........           B          2,710,169    3,006,947   3,465,452   39,580,741   4,723,178
Charter(sm) Multi-Sector Bond..............           A            226,060      257,817     301,999      402,709     520,286
Charter(sm) Small Cap Growth...............           B            502,675      586,597     665,964      770,233     996,909
Dreyfus Stock Index Fund, Inc..............        INITIAL         932,932    1,015,604   1,120,346    1,265,037   1,488,411
EQ/BlackRock Basic Value Equity............           B            333,472      385,776     442,225      490,555     684,777
EQ/Boston Advisors Equity Income...........           A             10,384       20,431      20,640       31,035      31,323
EQ/Boston Advisors Equity Income...........           B            622,139      689,977     794,109      906,112   1,086,940
EQ/Calvert Socially Responsible............           A            105,244      117,759     130,251      146,303     169,267
EQ/Calvert Socially Responsible............           B             27,805       27,827      29,247       33,898      43,300
EQ/Capital Guardian Research...............           A            268,478      292,467     332,315      386,564     458,016
EQ/Core Bond Index.........................           A          1,827,440    2,123,171   2,454,246    2,992,102   3,702,928
EQ/GAMCO Mergers and Acquisitions..........           B            136,279      156,927     173,751      212,034     298,443
EQ/GAMCO Small Company Value...............           B          1,497,411    1,697,804   1,961,775    2,264,757   2,751,494
EQ/Intermediate Government Bond............           A            836,253      979,168   1,181,535    1,460,299   1,773,648
EQ/Large Cap Value Index(b)................           A            603,961      674,256     797,025      945,251   1,228,187
EQ/MFS International Growth................           B            530,376      585,700     647,438      742,345     843,043
EQ/Mid Cap Index...........................           A            397,589      461,371     553,570      639,909     830,539
EQ/Money Market............................           A          1,642,107    1,806,882   2,151,155    2,712,459   3,226,138
EQ/Morgan Stanley Mid Cap Growth...........           A            485,918      589,748     689,783      882,631   1,150,942
EQ/PIMCO Ultra Short Bond..................           B            343,813      385,807     467,983      656,590     895,846
EQ/Quality Bond PLUS.......................           B            333,580      378,917     447,577      579,569     702,516
EQ/Small Company Index.....................           A             91,492      113,635     128,818      161,997     210,927
EQ/T. Rowe Price Growth Stock..............           B          1,156,388    1,281,986   1,422,600    1,604,320   1,859,317
EQ/UBS Growth & Income.....................           B          1,091,533    1,208,096   1,365,811    1,532,279   1,915,074
Fidelity(R) VIP Contrafund(R) Portfolio....        SERVICE         834,914      942,455   1,099,666    1,249,805   1,496,304
Franklin Income VIP Fund...................        CLASS 2         754,571      902,486   1,011,298    1,166,678   1,499,550
Franklin Rising Dividends VIP Fund.........        CLASS 2         266,128      312,177     359,542      376,773     487,810
Invesco V.I. Diversified Dividend Fund(a)..       SERIES I         102,480      113,945     120,281      124,680     121,232
Invesco V.I. Global Core Equity Fund.......       SERIES I          51,722       58,693      75,247       92,071     162,054
Invesco V.I. Global Health Care Fund.......       SERIES I         101,605      116,782     137,421      158,006     170,439


 FSA-58

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015



8.  FINANCIAL HIGHLIGHTS


UNITS OUTSTANDING                                SHARE CLASS+       2015      2014       2013         2012        2011
--------------------------------------------  -----------------  ---------  ---------  ---------  -----------  ---------
Invesco V.I. Technology Fund................       SERIES I         69,486     77,770     78,038      111,031    122,347
Janus Aspen Series Balanced Portfolio.......     INSTITUTIONAL     610,467    670,358    754,473      853,186  1,012,978
Janus Aspen Series Enterprise Portfolio.....     INSTITUTIONAL     590,130    655,577    726,031      822,747    940,015
Janus Aspen Series Forty Portfolio..........     INSTITUTIONAL     485,695    536,468    619,070      710,450    812,913
Janus Aspen Series Forty Portfolio..........        SERVICE        122,824    138,979    190,848      246,039    323,344
Janus Aspen Series Global Research Portfolio     INSTITUTIONAL     545,825    617,406    733,779      827,150    981,953
Janus Aspen Series Overseas Portfolio.......        SERVICE        309,147    341,178    403,735      516,779    684,836
MFS(R) Utilities Series.....................        INITIAL        125,158    143,695    160,604      198,598    247,205
Oppenheimer Global Fund/VA..................        SERVICE        327,366    362,437    402,990      468,730    584,880
PIMCO Global Bond Portfolio (Unhedged)......    ADMINISTRATIVE     280,060    325,757    391,000      507,190    601,500
ProFund VP Bear.............................        COMMON          43,699     48,974     50,803       61,792     52,741
ProFund VP Rising Rates Opportunity.........        COMMON         168,502    185,442    157,314      112,924    163,515
ProFund VP UltraBull........................        COMMON          66,831    101,074    139,477      287,730    351,682

UNIT VALUES                  SHARE CLASS+         2015             2014             2013             2012             2011
------------------------  -----------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                               LOW     HIGH     LOW     HIGH     LOW     HIGH     LOW     HIGH     LOW     HIGH
                                             ------   ------  ------   ------  ------   ------  ------   ------  ------   ------
All Asset Growth-Alt 20.           B         $11.66   $12.98  $12.43   $13.68  $12.43   $13.52  $11.15   $11.99  $10.20   $10.84
AXA Aggressive
  Allocation............           B           9.91    10.94   10.33    11.27   10.10    10.89    8.18     8.72    7.33     7.73
AXA Conservative
  Allocation............           B          10.17    11.22   10.43    11.38   10.41    11.23   10.21    10.89   10.00    10.54
AXA Conservative-Plus
  Allocation............           B          10.19    11.24   10.50    11.45   10.42    11.24    9.67    10.31    9.23     9.72
AXA Global Equity
  Managed Volatility....           A          28.99    29.86   30.33    30.75   30.61    30.68   25.74    26.21   22.27    23.04
AXA Large Cap Growth
  Managed Volatility(c).           B          16.50    16.50   16.07    16.07   14.80    14.80   11.32    11.32   10.04    10.04
AXA Large Cap Value
  Managed Volatility....           A          11.74    13.14   12.52    13.85   12.49    13.96    9.55    10.84    8.34     9.62
AXA Mid Cap Value
  Managed Volatility....           A          17.76    19.66   18.93    20.63   17.56    18.83   13.57    14.32   11.77    12.22
AXA Moderate Allocation.           B          10.02    11.06   10.35    11.29   10.28    11.09    9.31     9.92    8.76     9.23
AXA Moderate-Plus
  Allocation............           B          10.08    11.12   10.45    11.40   10.31    11.12    8.81     9.39    8.09     8.53
AXA/AB Small Cap
  Growth................           A          18.27    19.86   19.04    21.03   18.61    20.88   13.63    15.54   11.94    13.83
AXA/Loomis Sayles
  Growth Portfolio......           B          18.47    19.05   17.03    17.29   16.23    16.25   12.91    13.13   11.60    11.99
Charter(sm) Multi-Sector
  Bond..................           A           9.52    13.39    9.86    13.64    9.90    13.48   10.29    13.79   10.04    13.25
Charter(sm) Small Cap
  Growth................           B          12.41    14.80   13.52    15.95   16.57    17.29   11.35    12.03   10.31    11.11
Dreyfus Stock Index
  Fund, Inc.............        INITIAL       15.64    15.64   15.68    15.68   14.02    14.02   10.76    10.76    9.42     9.42
EQ/BlackRock Basic
  Value Equity..........           B          13.66    16.06   14.98    17.32   14.05    15.98   10.50    11.74    9.50    10.46
EQ/Boston Advisors
  Equity Income.........           A          15.66    15.66   16.13    16.13   15.03    15.03   11.55    11.55    9.94     9.94
EQ/Boston Advisors
  Equity Income.........           B          18.64    20.21   19.50    20.81   18.46    19.38   14.41    14.89   12.58    12.80
EQ/Calvert Socially
  Responsible...........           A          11.36    11.36   11.46    11.46   10.23    10.23    7.72     7.72    6.70     6.70



 FSA-59

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015



8.  FINANCIAL HIGHLIGHTS



UNIT VALUES                       SHARE CLASS+           2015              2014              2013              2012
-----------------------------  ------------------  ----------------  ----------------  ----------------  ----------------
                                                     LOW      HIGH     LOW     HIGH       LOW     HIGH     LOW      HIGH
                                                   -------   ------  -------  -------  -------   ------  -------  -------
EQ/Calvert Socially
  Responsible................           B          $ 14.01   $15.78  $14.28   $ 15.89   $12.86   $14.16  $  9.80  $ 10.66
EQ/Capital Guardian
  Research...................           A            18.89    23.17   19.06     23.01    17.74    21.07    13.84    16.18
EQ/Core Bond Index...........           A             9.29    13.73    9.52     13.83     9.56    13.67     9.99    14.06
EQ/GAMCO Mergers
  and Acquisitions...........           B            13.64    15.88   13.61     15.66    13.51    15.59    12.52    14.22
EQ/GAMCO Small
  Company Value..............           B            29.38    35.54   32.04     38.15    31.97    37.46    23.63    27.25
EQ/Intermediate
  Government Bond............           A             9.46    12.19    9.69     12.28     9.81    12.24    10.26    12.60
EQ/Large Cap Value
  Index(b)...................           A            17.06    18.69   18.36     19.79    16.76    17.78    13.10    13.68
EQ/MFS International
  Growth.....................           B            14.22    20.14   14.39     20.36    15.35    21.70    13.69    19.33
EQ/Mid Cap Index.............           A            19.06    21.69   20.17     22.60    19.04    20.98    14.77    16.02
EQ/Money Market..............           A             8.56    10.09    8.80     10.22     9.05    10.34     9.31    10.46
EQ/Morgan Stanley
  Mid Cap Growth.............           A            14.31    17.72   15.32     19.28    15.62    19.97    11.41    14.82
EQ/PIMCO Ultra Short
  Bond.......................           B             8.89    11.89    9.17     12.07     9.44    12.23     9.70    12.36
EQ/Quality Bond PLUS.........           B            15.44    23.16   15.61     23.40    15.38    23.02    15.95    23.86
EQ/Small Company
  Index......................           A            21.93    25.82   23.63     27.38    23.18    26.43    17.34    19.46
EQ/T. Rowe Price
  Growth Stock...............           B            17.12    77.96   15.74     71.62    14.69    66.75    10.79    49.00
EQ/UBS Growth &
  Income.....................           B            15.77    17.63   16.38     18.10    14.65    16.00    11.07    11.95
Fidelity(R) VIP Contrafund(R)
  Portfolio..................        SERVICE         22.64    22.64   22.82     22.82    20.69    20.69    15.99    15.99
Franklin Income VIP
  Fund.......................        CLASS 2         16.42    20.32   18.17     22.13    17.86    21.41    16.12    19.02
Franklin Rising Dividends
  VIP Fund...................        CLASS 2         18.24    22.62   19.47     23.76    18.41    22.12    14.60    17.26
Invesco V.I. Diversified
  Dividend Fund(a)...........       SERIES I          8.61     9.41    8.64      9.33     7.84     8.37     6.12     6.47
Invesco V.I. Global Core
  Equity Fund................       SERIES I         11.09    12.92   11.52     13.27    11.72    13.34     9.79    11.02
Invesco V.I. Global Health
  Care Fund..................       SERIES I         23.50    25.42   23.44     24.94    20.15    21.09    14.75    15.19
Invesco V.I. Technology
  Fund.......................       SERIES I         14.11    14.82   13.52     14.04    12.47    12.80    10.20    10.35
Janus Aspen Series
  Balanced Portfolio.........     INSTITUTIONAL      21.98    21.98   22.15     22.15    20.69    20.69    17.45    17.45
Janus Aspen Series
  Enterprise Portfolio.......     INSTITUTIONAL      18.09    18.09   17.63     17.63    15.88    15.88    12.16    12.16
Janus Aspen Series
  Forty Portfolio............     INSTITUTIONAL      21.86    21.86   19.74     19.74    18.41    18.41    14.22    14.22
Janus Aspen Series
  Forty Portfolio............        SERVICE         25.40    27.35   23.34     24.73    22.14    23.07    17.41    17.84
Janus Aspen Series
  Global Research
  Portfolio..................     INSTITUTIONAL      11.98    11.98   12.43     12.43    11.73    11.73     9.26     9.26
Janus Aspen Series
  Overseas Portfolio.........        SERVICE         17.19    18.77   19.30     20.83    23.99    27.27    21.24    24.54
MFS(R) Utilities Series......        INITIAL         27.02    34.57   32.37     40.93    29.39    36.74    24.97    30.85



UNIT VALUES                          2011
-----------------------------  ---------------
                                 LOW     HIGH
                               ------   ------
EQ/Calvert Socially
  Responsible................  $ 8.60   $ 9.25
EQ/Capital Guardian
  Research...................   12.12    13.95
EQ/Core Bond Index...........    9.96    13.79
EQ/GAMCO Mergers
  and Acquisitions...........   12.24    13.67
EQ/GAMCO Small
  Company Value..............   20.62    23.40
EQ/Intermediate
  Government Bond............   10.45    12.63
EQ/Large Cap Value
  Index(b)...................   11.56    11.87
EQ/MFS International
  Growth.....................   11.60    16.36
EQ/Mid Cap Index.............   12.97    13.85
EQ/Money Market..............    9.57    10.59
EQ/Morgan Stanley
  Mid Cap Growth.............   10.62    14.02
EQ/PIMCO Ultra Short
  Bond.......................    9.83    12.33
EQ/Quality Bond PLUS.........   15.75    23.54
EQ/Small Company
  Index......................   15.43    17.05
EQ/T. Rowe Price
  Growth Stock...............    9.20    41.72
EQ/UBS Growth &
  Income.....................   10.04    10.72
Fidelity(R) VIP Contrafund(R)
  Portfolio..................   13.93    13.93
Franklin Income VIP
  Fund.......................   14.72    17.09
Franklin Rising Dividends
  VIP Fund...................   13.41    15.60
Invesco V.I. Diversified
  Dividend Fund(a)...........    5.28     5.51
Invesco V.I. Global Core
  Equity Fund................    8.81     9.80
Invesco V.I. Global Health
  Care Fund..................   12.56    12.71
Invesco V.I. Technology
  Fund.......................    9.38     9.41
Janus Aspen Series
  Balanced Portfolio.........   15.57    15.57
Janus Aspen Series
  Enterprise Portfolio.......   10.51    10.51
Janus Aspen Series
  Forty Portfolio............   11.61    11.61
Janus Aspen Series
  Forty Portfolio............   14.46    14.58
Janus Aspen Series
  Global Research
  Portfolio..................    7.81     7.81
Janus Aspen Series
  Overseas Portfolio.........   19.00    22.30
MFS(R) Utilities Series......   22.53    27.52



 FSA-60

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015



8.  FINANCIAL HIGHLIGHTS



UNIT VALUES                 SHARE CLASS+          2015             2014             2013             2012             2011
----------------------    ----------------  ---------------   --------------   --------------   --------------   ---------------
                                              LOW     HIGH      LOW    HIGH      LOW    HIGH      LOW    HIGH      LOW    HIGH
                                            -------  ------   ------  ------   ------  ------   ------  ------   ------  -------
Oppenheimer Global
  Fund/VA.............         SERVICE      $ 23.24  $28.87   $23.05  $28.18   $23.23  $27.95   $18.81  $22.28   $16.00  $ 18.64
PIMCO Global Bond
  Portfolio (Unhedged)     ADMINISTRATIVE     11.85   18.45    12.70   19.46    12.77   19.25    14.35   21.29    13.80    20.15
ProFund VP Bear.......         COMMON          1.88    2.17     2.03    2.31     2.42    2.73     3.37    3.76     4.14     4.56
ProFund VP Rising
  Rates Opportunity...         COMMON          1.94    2.53     2.03    2.61     3.00    3.78     2.65    3.29     2.93     3.57
ProFund VP UltraBull..         COMMON         20.31   22.87    21.50   23.83    17.94   19.57    10.98   11.79     8.76     9.25

NET ASSETS (000'S)                                    2015           2014           2013            2012           2011
-----------------------------------------------    ---------       ---------      ---------      ---------       ---------
All Asset Growth-Alt 20........................    $ 101,063       $ 118,188      $ 131,012      $ 131,967       $ 136,458
AXA Aggressive Allocation......................        1,575           2,332          2,464          2,134           2,272
AXA Conservative Allocation....................        3,226           3,374          3,237          4,038           5,041
AXA Conservative-Plus Allocation...............        2,880           3,322          3,775          1,992           2,749
AXA Global Equity Managed Volatility...........        2,661           3,088          3,807          4,007           4,911
AXA Large Cap Growth Managed Volatility(c).....        6,468           7,144          7,579          6,578           6,751
AXA Large Cap Value Managed Volatility.........        3,601           4,081          4,214          3,838           4,715
AXA Mid Cap Value Managed Volatility...........       13,373          15,986         17,215         15,878          17,629
AXA Moderate Allocation........................        8,349           8,020          8,856         10,209          11,585
AXA Moderate-Plus Allocation...................        3,577           4,656          5,907          4,933           5,404
AXA/AB Small Cap Growth........................        1,327           1,537          1,767          1,568           1,811
AXA/Loomis Sayles Growth Portfolio.............       48,619          49,075         53,161         48,384          52,047
Charter(sm) Multi-Sector Bond..................        2,790           3,280          3,821          5,267           6,582
Charter(sm) Small Cap Growth...................        9,182          11,483         13,491         10,658          12,434
Dreyfus Stock Index Fund, Inc..................       14,595          15,928         15,720         13,625          14,037
EQ/BlackRock Basic Value Equity................        5,115           6,407          6,800          5,567           6,947
EQ/Boston Advisors Equity Income...............       11,745          13,597         14,540         12,878          13,265
EQ/Calvert Socially Responsible................        1,621           1,779          1,736          1,481           1,526
EQ/Capital Guardian Research...................        4,585           4,993          5,260          4,662           4,832
EQ/Core Bond Index.............................       22,618          26,612         30,526         38,489          46,946
EQ/GAMCO Mergers and Acquisitions..............        2,095           2,397          2,651          2,962           4,016
EQ/GAMCO Small Company Value...................      103,395         124,196        139,065        117,587         119,266
EQ/Intermediate Government Bond................       10,671          12,665         15,235         19,467          23,607
EQ/Large Cap Value Index(b)....................       10,610          12,597         13,417         12,282          13,900
EQ/MFS International Growth....................        8,985           9,982         11,787         12,054          11,577
EQ/Mid Cap Index...............................        7,992           9,730         10,894          9,655          10,900
EQ/Money Market................................       16,137          18,012         21,774         27,862          33,603
EQ/Morgan Stanley Mid Cap Growth...............        7,783          10,136         12,163         11,372          13,870
EQ/PIMCO Ultra Short Bond......................        3,876           4,427          5,466          7,805          10,666
EQ/Quality Bond PLUS...........................        5,941           6,822          8,039         10,716          12,736
EQ/Small Company Index.........................        2,614           3,377          3,675          3,418           3,868
EQ/T. Rowe Price Growth Stock..................       43,463          43,771         44,875         37,345          36,228
EQ/UBS Growth & Income.........................       19,111          21,758         21,793         18,292          20,514
Fidelity(R) VIP Contrafund(R) Portfolio........       18,905          21,510         22,753         19,986          20,852
Franklin Income VIP Fund.......................       14,335          18,814         20,450         21,038          24,402


 FSA-61

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015



8.  FINANCIAL HIGHLIGHTS



NET ASSETS (000'S)                                    2015            2014           2013            2012           2011
------------------------------------------------    ---------      ---------       ---------      ---------       --------
Franklin Rising Dividends VIP Fund..............    $   5,641      $   7,012       $   7,559      $   6,209       $  7,281
Invesco V.I. Diversified Dividend Fund(a).......          931          1,030             988            794            653
Invesco V.I. Global Core Equity Fund............          632            737             951            969          1,523
Invesco V.I. Global Health Care Fund............        2,380          2,686           2,686          2,237          2,028
Invesco V.I. Technology Fund....................        1,000          1,065             983          1,136          1,144
Janus Aspen Series Balanced Portfolio...........       13,421         14,845          15,611         14,892         15,772
Janus Aspen Series Enterprise Portfolio.........       10,677         11,556          11,530         10,004          9,877
Janus Aspen Series Forty Portfolio..............       13,879         13,939          15,712         14,426         14,091
Janus Aspen Series Global Research Portfolio....        6,542          7,676           8,608          7,658          7,674
Janus Aspen Series Overseas Portfolio...........        5,698          7,000           9,576         10,924         12,995
MFS(R) Utilities Series.........................        3,995          5,456           5,470          5,684          6,333
Oppenheimer Global Fund/VA......................        8,881          9,642          10,651          9,819         10,398
PIMCO Global Bond Portfolio (Unhedged)..........        4,840          5,971           7,138         10,271         11,576
ProFund VP Bear.................................           94            112             137            229            238
ProFund VP Rising Rates Opportunity.............          385            440             544            346            552
ProFund VP UltraBull............................        1,507          2,440           2,766          3,385          3,295

INCOME RATIO*                                          2015           2014            2013           2012           2011
-------------------------------------------------      ------         ------         -------         ------         ------
All Asset Growth-Alt 20..........................      0.80%          1.36%           1.30%          1.47%           1.35%
AXA Aggressive Allocation........................      0.80           1.52            2.47           0.83            1.26
AXA Conservative Allocation......................      0.82           0.93            0.85           0.73            1.56
AXA Conservative-Plus Allocation.................      0.80           0.97            2.43           0.62            1.35
AXA Global Equity Managed Volatility.............      0.87           0.89            0.77           1.26            1.76
AXA Large Cap Growth Managed Volatility(c).......      0.28           0.23            0.47           0.60            0.25
AXA Large Cap Value Managed Volatility...........      1.58           1.31            0.97           1.44            1.29
AXA Mid Cap Value Managed Volatility.............      0.75           0.55            0.48           1.12            0.92
AXA Moderate Allocation..........................      0.88           1.05            1.47           0.71            1.41
AXA Moderate-Plus Allocation.....................      0.81           1.15            2.14           0.73            1.19
AXA/AB Small Cap Growth..........................      0.05           0.06            0.05           0.19            0.00
AXA/Loomis Sayles Growth Portfolio...............      0.12           0.10            0.80           0.81            0.47
Charter(sm) Multi-Sector Bond....................      1.48           2.40            3.09           2.07            3.56
Charter(sm) Small Cap Growth.....................      0.26           0.00            0.00           0.00            0.00
Dreyfus Stock Index Fund, Inc....................      1.82           1.74            1.83           2.01            1.80
EQ/BlackRock Basic Value Equity..................      1.23           1.02            1.58           1.36            1.07
EQ/Boston Advisors Equity Income.................      1.51           1.47            1.95           1.81            1.67
EQ/Calvert Socially Responsible..................      0.99           0.74            0.74           0.94            0.49
EQ/Capital Guardian Research.....................      0.58           0.67            1.41           0.87            0.88
EQ/Core Bond Index...............................      1.40           1.24            1.07           1.32            1.89
EQ/GAMCO Mergers and Acquisitions................      0.00           0.00            0.39           0.00            0.16
EQ/GAMCO Small Company Value.....................      0.51           0.26            0.26           1.18            0.07
EQ/Intermediate Government Bond..................      0.56           0.37            0.20           0.23            0.60
EQ/Large Cap Value Index(b)......................      1.83           1.41            1.44           1.81            2.60


 FSA-62

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015



8.  FINANCIAL HIGHLIGHTS



INCOME RATIO*                                            2015            2014            2013            2012            2011
---------------------------------------------------     -------         -------         -------         -------         -------
EQ/MFS International Growth........................      0.60%           0.92%           0.86%           0.93%           0.62%
EQ/Mid Cap Index...................................      0.83            0.73            0.75            0.90            0.77
EQ/Money Market....................................      0.00            0.00            0.00            0.00            0.01
EQ/Morgan Stanley Mid Cap Growth...................      0.00            0.00            0.00            0.41            0.24
EQ/PIMCO Ultra Short Bond..........................      0.45            0.35            0.62            0.46            0.45
EQ/Quality Bond PLUS...............................      1.03            0.94            0.32            0.57            2.14
EQ/Small Company Index.............................      0.84            0.73            0.87            1.37            0.81
EQ/T. Rowe Price Growth Stock......................      0.00            0.00            0.00            0.00            0.00
EQ/UBS Growth & Income.............................      0.56            0.57            0.94            0.78            0.69
Fidelity(R) VIP Contrafund(R) Portfolio............      0.91            0.81            0.96            1.20            0.85
Franklin Income VIP Fund...........................      4.73            5.14            6.31            6.33            5.89
Franklin Rising Dividends VIP Fund.................      1.45            1.31            1.56            1.62            1.50
Invesco V.I. Diversified Dividend Fund(a)..........      1.63            1.63            2.31            2.06            0.00
Invesco V.I. Global Core Equity Fund...............      1.41            1.92            1.92            2.33            3.50
Invesco V.I. Global Health Care Fund...............      0.00            0.00            0.68            0.00            0.00
Invesco V.I. Technology Fund.......................      0.00            0.00            0.00            0.00            0.19
Janus Aspen Series Balanced Portfolio..............      1.61            1.72            1.52            2.79            2.40
Janus Aspen Series Enterprise Portfolio............      0.65            0.16            0.50            0.00            0.00
Janus Aspen Series Forty Portfolio.................      0.00            0.13            0.67            0.65            0.32
Janus Aspen Series Global Research Portfolio.......      0.67            1.07            1.20            0.85            0.56
Janus Aspen Series Overseas Portfolio..............      0.52            3.07            3.05            0.59            0.37
MFS(R) Utilities Series............................      4.12            2.15            2.26            6.56            3.22
Oppenheimer Global Fund/VA.........................      1.10            0.88            1.17            1.91            1.11
PIMCO Global Bond Portfolio (Unhedged).............      1.80            2.55            1.08            1.64            2.57
ProFund VP Bear....................................      0.00            0.00            0.00            0.00            0.00
ProFund VP Rising Rates Opportunity................      0.00            0.00            0.00            0.00            0.00
ProFund VP UltraBull...............................      0.00            0.00            0.00            0.00            0.00

EXPENSE RATIO**              SHARE CLASS+          2015             2014             2013             2012             2011
------------------------  -----------------   ---------------  ---------------  ---------------  ---------------  ---------------
                                               LOW     HIGH     LOW     HIGH     LOW     HIGH     LOW     HIGH     LOW     HIGH
                                              ------   ------  ------   ------  ------   ------  ------   ------  ------   ------
All Asset Growth-Alt 20.           B          1.20%    2.35%   1.20%    2.35%   1.20%    2.35%   1.20%    2.35%   1.20%    2.35%
AXA Aggressive
  Allocation............           B          1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35
AXA Conservative
  Allocation............           B          1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35
AXA Conservative-Plus
  Allocation............           B          1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35
AXA Global Equity
  Managed Volatility....           A          1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80
AXA Large Cap Growth
  Managed Volatility(c).           B          1.35     1.35    1.35     1.35    1.35     1.35    1.35     1.35    1.35     1.35
AXA Large Cap Value
  Managed Volatility....           A          1.20     2.35    1.20     2.35    1.20     2.80    1.20     2.80    1.20     2.80
AXA Mid Cap Value
  Managed Volatility....           A          1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80
AXA Moderate Allocation.           B          1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35



 FSA-63

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015



8.  FINANCIAL HIGHLIGHTS



EXPENSE RATIO**                   SHARE CLASS+         2015           2014            2013            2012            2011
-----------------------------  -----------------  --------------  -------------  --------------  --------------  --------------
                                                   LOW     HIGH    LOW     HIGH   LOW     HIGH     LOW     HIGH   LOW     HIGH
                                                  ----     -----  ----     ----  ----     -----  -----    -----  ----     -----
AXA Moderate-Plus
  Allocation.................           B         1.20      2.35  1.20     2.35  1.20     2.35    1.20     2.35  1.20     2.35
AXA/AB Small Cap
  Growth.....................           A         1.20      2.80  1.20     2.80  1.20     2.80    1.20     2.80  1.20     2.80
AXA/Loomis Sayles
  Growth Portfolio...........           B         1.20      2.80  1.20     2.80  1.20     2.80    1.20     2.80  1.20     2.80
Charter(sm) Multi-Sector
  Bond.......................           A         1.20      2.80  1.20     2.80  1.20     2.80    1.20     2.80  1.20     2.80
Charter(sm) Small Cap
  Growth.....................           B         1.20      2.35  1.20     2.35  1.20     2.80    1.20     2.80  1.20     2.80
Dreyfus Stock Index
  Fund, Inc..................        INITIAL      1.35      1.35  1.35     1.35  1.35     1.35    1.35     1.35  1.35     1.35
EQ/BlackRock Basic
  Value Equity...............           B         1.20      2.85  1.20     2.85  1.20     2.85    1.20     2.85  1.20     2.85
EQ/Boston Advisors
  Equity Income..............           A         1.25      1.25  1.25     1.25  1.25     1.25    1.25     1.25  1.25     1.25
EQ/Boston Advisors
  Equity Income..............           B         1.20      2.80  1.20     2.80  1.20     2.80    1.20     2.80  1.20     2.80
EQ/Calvert Socially
  Responsible................           A         1.35      1.35  1.35     1.35  1.35     1.35    1.35     1.35  1.35     1.35
EQ/Calvert Socially
  Responsible................           B         1.20      2.35  1.20     2.35  1.20     2.35    1.20     2.35  1.20     2.35
EQ/Capital Guardian
  Research...................           A         1.20      2.80  1.20     2.80  1.20     2.80    1.20     2.80  1.20     2.80
EQ/Core Bond Index...........           A         1.20      2.80  1.20     2.80  1.20     2.80    1.20     2.80  1.20     2.80
EQ/GAMCO Mergers
  and Acquisitions...........           B         1.20      2.35  1.20     2.35  1.20     2.80    1.20     2.80  1.20     2.80
EQ/GAMCO Small
  Company Value..............           B         1.20      2.80  1.20     2.80  1.20     2.80    1.20     2.80  1.20     2.80
EQ/Intermediate
  Government Bond............           A         1.20      2.80  1.20     2.80  1.20     2.80    1.20     2.80  1.20     2.80
EQ/Large Cap Value
  Index(b)...................           A         1.20      2.80  1.20     2.80  1.20     2.80    1.20     2.80  1.20     2.80
EQ/MFS International
  Growth.....................           B         1.25      1.35  1.25     1.35  1.25     1.35    1.25     1.35  1.25     1.35
EQ/Mid Cap Index.............           A         1.20      2.80  1.20     2.80  1.20     2.80    1.20     2.80  1.20     2.80
EQ/Money Market..............           A         1.20      2.80  1.20     2.80  1.20     2.80    1.20     2.80  1.20     2.80
EQ/Morgan Stanley
  Mid Cap Growth.............           A         1.20      2.80  1.20     2.80  1.20     2.80    1.20     2.80  1.20     2.80
EQ/PIMCO Ultra Short
  Bond.......................           B         1.20      2.80  1.20     2.80  1.20     2.80    1.20     2.80  1.20     2.80
EQ/Quality Bond PLUS.........           B         1.25      1.35  1.25     1.35  1.25     1.35    1.25     1.35  1.25     1.35
EQ/Small Company
  Index......................           A         1.20      2.80  1.20     2.80  1.20     2.80    1.20     2.80  1.20     2.80
EQ/T. Rowe Price
  Growth Stock...............           B         1.25      1.35  1.25     1.35  1.25     1.35    1.25     1.35  1.25     1.35
EQ/UBS Growth &
  Income.....................           B         1.20      2.35  1.20     2.35  1.20     2.35    1.20     2.35  1.20     2.35
Fidelity(R) VIP Contrafund(R)
  Portfolio..................        SERVICE      1.35      1.35  1.35     1.35  1.35     1.35    1.35     1.35  1.35     1.35
Franklin Income VIP
  Fund.......................        CLASS 2      1.20      2.80  1.20     2.80  1.20     2.80    1.20     2.80  1.20     2.80
Franklin Rising
  Dividends VIP Fund.........        CLASS 2      1.20      2.80  1.20     2.80  1.20     2.80    1.20     2.80  1.20     2.80
Invesco V.I. Diversified
  Dividend Fund(a)...........       SERIES I      1.20      2.35  1.20     2.35  1.20     2.35    1.20     2.35  1.20     2.35



 FSA-64

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015



8.  FINANCIAL HIGHLIGHTS



EXPENSE RATIO**              SHARE CLASS+         2015              2014             2013             2012            2011
------------------------  ------------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                               LOW     HIGH     LOW     HIGH     LOW     HIGH     LOW      HIGH    LOW     HIGH
                                              ------  -------  ------   ------  ------   ------  ------   ------  ------  -------
Invesco V.I. Global Core
  Equity Fund...........       SERIES I       1.20%    2.35%   1.20%    2.35%   1.20%    2.35%   1.20%     2.35%  1.20%    2.35%
Invesco V.I. Global
  Health Care Fund......       SERIES I       1.20     2.85    1.20     2.85    1.20     2.85    1.20      2.85   1.20     2.85
Invesco V.I. Technology
  Fund..................       SERIES I       1.20     2.35    1.20     2.35    1.20     2.35    1.20      2.35   1.20     2.35
Janus Aspen Series
  Balanced Portfolio....     INSTITUTIONAL    1.35     1.35    1.35     1.35    1.35     1.35    1.35      1.35   1.35     1.35
Janus Aspen Series
  Enterprise Portfolio..     INSTITUTIONAL    1.35     1.35    1.35     1.35    1.35     1.35    1.35      1.35   1.35     1.35
Janus Aspen Series
  Forty Portfolio.......     INSTITUTIONAL    1.35     1.35    1.35     1.35    1.35     1.35    1.35      1.35   1.35     1.35
Janus Aspen Series
  Forty Portfolio.......        SERVICE       1.20     2.85    1.20     2.85    1.20     2.85    1.20      2.85   1.20     2.85
Janus Aspen Series
  Global Research
  Portfolio.............     INSTITUTIONAL    1.35     1.35    1.35     1.35    1.35     1.35    1.35      1.35   1.35     1.35
Janus Aspen Series
  Overseas Portfolio....        SERVICE       1.20     2.35    1.20     2.35    1.20     2.80    1.20      2.80   1.20     2.80
MFS(R) Utilities Series.        INITIAL       1.20     2.35    1.20     2.35    1.20     2.35    1.20      2.35   1.20     2.35
Oppenheimer Global
  Fund/VA...............        SERVICE       1.20     2.80    1.20     2.80    1.20     2.80    1.20      2.80   1.20     2.80
PIMCO Global Bond
  Portfolio (Unhedged)..    ADMINISTRATIVE    1.20     2.80    1.20     2.80    1.20     2.80    1.20      2.80   1.20     2.80
ProFund VP Bear.........        COMMON        1.20     2.35    1.20     2.35    1.20     2.35    1.20      2.35   1.20     2.35
ProFund VP Rising
  Rates Opportunity.....        COMMON        1.20     2.85    1.20     2.85    1.20     2.85    1.20      2.85   1.20     2.85
ProFund VP UltraBull....        COMMON        1.20     2.80    1.20     2.80    1.20     2.80    1.20      2.80   1.20     2.80


TOTAL RETURN***             SHARE CLASS+          2015               2014                2013                2012
------------------------  ----------------  ------------------  -----------------  ------------------  -----------------
                                              LOW      HIGH       LOW      HIGH      LOW      HIGH       LOW      HIGH
                                            --------  --------  --------  -------  --------  --------  --------  -------
All Asset Growth-Alt 20.          B          -6.19%    -5.11%      0.00%    1.18%   11.48%    12.76%      9.31%   10.61%
AXA Aggressive
  Allocation............          B          -4.04%    -2.93%      2.28%    3.49%   23.47%    24.89%     11.60%   12.81%
AXA Conservative
  Allocation............          B          -2.56%    -1.43%      0.19%    1.34%    1.96%     3.12%      2.10%    3.32%
AXA Conservative-Plus
  Allocation............          B          -2.96%    -1.84%      0.77%    1.87%    7.76%     9.02%      4.77%    6.07%
AXA Global Equity
  Managed Volatility....          A          -4.44%    -2.90%     -1.14%    0.46%   18.92%    17.05%     13.76%   15.58%
AXA Large Cap Growth
  Managed Volatility(c).          B           2.64%     2.64%      8.58%    8.58%   30.74%    30.74%     12.75%   12.75%
AXA Large Cap Value
  Managed Volatility....          A          -6.25%    -5.16%      9.54%   10.89%   30.79%    28.78%     12.68%   14.51%
AXA Mid Cap Value
  Managed Volatility....          A          -6.20%    -4.69%      7.80%    9.56%   29.40%    31.49%     15.29%   17.18%
AXA Moderate Allocation.          B          -3.19%    -2.07%      0.68%    1.80%   10.42%    11.79%      6.28%    7.48%
AXA Moderate-Plus
  Allocation............          B          -3.58%    -2.47%      1.36%    2.52%   17.03%    18.42%      8.90%   10.08%
AXA/AB Small Cap
  Growth................          A          -5.59%    -4.07%      0.72%    2.31%   36.54%    34.36%     12.36%   14.15%
AXA/Loomis Sayles
  Growth Portfolio......          B           8.45%    10.19%      4.80%    6.53%   25.72%    23.76%      9.51%   11.29%
Charter(sm) Multi-Sector
  Bond..................          A          -3.39%    -1.83%     -0.40%    1.19%   -3.79%    -2.25%      2.49%    4.08%


TOTAL RETURN***                 2011
------------------------  ------------------
                            LOW      HIGH
                          --------  --------
All Asset Growth-Alt 20.   -5.73%     -4.66%
AXA Aggressive
  Allocation............   -9.73%     -8.63%
AXA Conservative
  Allocation............   -0.50%      0.67%
AXA Conservative-Plus
  Allocation............   -2.94%     -1.92%
AXA Global Equity
  Managed Volatility....  -14.51%    -13.11%
AXA Large Cap Growth
  Managed Volatility(c).   -7.47%     -7.47%
AXA Large Cap Value
  Managed Volatility....   -7.41%     -5.87%
AXA Mid Cap Value
  Managed Volatility....  -11.57%    -10.15%
AXA Moderate Allocation.   -4.58%     -3.55%
AXA Moderate-Plus
  Allocation............   -7.12%     -6.06%
AXA/AB Small Cap
  Growth................   -3.15%     -1.57%
AXA/Loomis Sayles
  Growth Portfolio......    0.00%      1.67%
Charter(sm) Multi-Sector
  Bond..................    2.34%      4.08%


 FSA-65

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015



8.  FINANCIAL HIGHLIGHTS



TOTAL RETURN***                  SHARE CLASS+          2015               2014                2013               2012
-----------------------------  ----------------  ------------------  -----------------  ------------------  -----------------
                                                   LOW      HIGH       LOW      HIGH      LOW      HIGH       LOW     HIGH
                                                 --------  --------  --------  -------  --------  --------  -------  --------
Charter(sm) Small Cap
  Growth.....................          B           -8.23%   -7.16%    -4.86%    -3.74%   45.99%     43.72%    8.28%   10.09%
Dreyfus Stock Index
  Fund, Inc..................       INITIAL        -0.25%   -0.25%    11.84%    11.84%   30.30%     30.30%   14.23%   14.23%
EQ/BlackRock Basic
  Value Equity...............          B           -8.79%   -7.27%     6.62%     8.39%   33.81%     36.12%   10.53%   12.24%
EQ/Boston Advisors
  Equity Income..............          A           -2.92%   -2.92%     7.32%     7.32%   30.13%     30.13%   16.20%   16.20%
EQ/Boston Advisors
  Equity Income..............          B           -4.42%   -2.87%     5.63%     7.38%   28.11%     30.15%   14.55%   16.33%
EQ/Calvert Socially
  Responsible................          A           -0.88%   -0.88%    12.02%    12.02%   32.51%     32.51%   15.22%   15.22%
EQ/Calvert Socially
  Responsible................          B           -1.86%   -0.72%    11.04%    12.22%   31.22%     32.83%   13.95%   15.24%
EQ/Capital Guardian
  Research...................          A           -0.90%    0.70%     7.44%     9.21%   28.18%     30.22%   14.19%   15.99%
EQ/Core Bond Index...........          A           -2.34%   -0.76%    -0.42%     1.17%   -4.30%     -2.77%    0.30%    1.96%
EQ/GAMCO Mergers
  and Acquisitions...........          B            0.24%    1.40%    -0.73%     0.45%    7.91%      9.63%    2.29%    4.02%
EQ/GAMCO Small
  Company Value..............          B           -8.30%   -6.82%     0.22%     1.84%   35.29%     37.47%   14.60%   16.45%
EQ/Intermediate
  Government Bond............          A           -2.34%   -0.77%    -1.22%     0.33%   -4.39%     -2.86%   -1.82%   -0.24%
EQ/Large Cap Value
  Index(b)...................          A           -7.07%   -5.57%     9.55%    11.30%   27.94%     29.97%   13.32%   15.25%
EQ/MFS International
  Growth.....................          B           -1.15%   -1.05%    -6.25%    -6.18%   12.13%     12.26%   18.02%   18.15%
EQ/Mid Cap Index.............          A           -5.54%   -4.02%     5.93%     7.72%   28.91%     30.96%   13.88%   15.67%
EQ/Money Market..............          A           -2.76%   -1.19%    -2.76%    -1.16%   -2.79%     -1.15%   -2.72%   -1.23%
EQ/Morgan Stanley
  Mid Cap Growth.............          A           -8.10%   -6.62%    -3.46%    -1.92%   36.90%     34.75%    5.71%    7.44%
EQ/PIMCO Ultra Short
  Bond.......................          B           -3.03%   -1.47%    -2.86%    -1.31%   -2.68%     -1.05%   -1.32%    0.24%
EQ/Quality Bond PLUS.........          B           -1.12%   -1.02%     1.50%     1.65%   -3.57%     -3.52%    1.27%    1.36%
EQ/Small Company
  Index......................          A           -7.20%   -5.71%     1.94%     3.59%   33.68%     35.82%   12.38%   14.13%
EQ/T. Rowe Price
  Growth Stock...............          B            8.74%    8.85%     7.15%     7.30%   36.14%     36.22%   17.28%   17.45%
EQ/UBS Growth &
  Income.....................          B           -3.72%   -2.60%    11.81%    13.13%   32.34%     33.89%   10.26%   11.47%
Fidelity(R) VIP Contrafund(R)
  Portfolio..................       SERVICE        -0.79%   -0.79%    10.29%    10.29%   29.39%     33.89%   14.79%   17.79%
Franklin Income VIP
  Fund.......................       CLASS 2        -9.62%   -8.16%     1.74%     3.36%   10.79%     12.57%    9.51%   11.29%
Franklin Rising Dividends
  VIP Fund...................       CLASS 2        -6.31%   -4.80%     5.76%     7.41%   26.10%     28.16%    8.87%   10.64%
Invesco V.I. Diversified
  Dividend Fund(a)...........      SERIES I        -0.30%    0.85%    10.20%    11.47%   28.10%     29.37%   15.91%   17.42%
Invesco V.I. Global Core
  Equity Fund................      SERIES I        -3.71%   -2.60%    -1.71%    -0.52%   19.71%     21.05%   11.12%   12.45%
Invesco V.I. Global
  Health Care Fund...........      SERIES I         0.26%    1.93%    16.33%    18.26%   36.61%     38.84%   17.44%   19.51%
Invesco V.I. Technology
  Fund.......................      SERIES I         4.33%    5.54%     8.42%     9.69%   22.25%     23.67%    8.74%    9.99%
Janus Aspen Series
  Balanced Portfolio.........    INSTITUTIONAL     -0.73%   -0.73%     7.06%     7.06%   18.57%     18.57%   12.07%   12.07%


TOTAL RETURN***                      2011
-----------------------------  ------------------
                                 LOW      HIGH
                               --------  --------
Charter(sm) Small Cap
  Growth.....................   -18.01%    0.00%
Dreyfus Stock Index
  Fund, Inc..................     0.43%    0.43%
EQ/BlackRock Basic
  Value Equity...............    -5.85%   -4.21%
EQ/Boston Advisors
  Equity Income..............    -1.39%   -1.39%
EQ/Boston Advisors
  Equity Income..............    -3.16%   -1.54%
EQ/Calvert Socially
  Responsible................    -0.89%   -0.89%
EQ/Calvert Socially
  Responsible................    -2.05%   -0.86%
EQ/Capital Guardian
  Research...................     1.34%    3.03%
EQ/Core Bond Index...........     2.26%    3.76%
EQ/GAMCO Mergers
  and Acquisitions...........    -1.45%    0.15%
EQ/GAMCO Small
  Company Value..............    -6.19%   -4.65%
EQ/Intermediate
  Government Bond............     2.65%    4.29%
EQ/Large Cap Value
  Index(b)...................    -6.92%   -6.09%
EQ/MFS International
  Growth.....................   -11.85%  -11.81%
EQ/Mid Cap Index.............    -4.84%   -3.28%
EQ/Money Market..............    -2.74%   -1.21%
EQ/Morgan Stanley
  Mid Cap Growth.............   -10.01%   -8.53%
EQ/PIMCO Ultra Short
  Bond.......................    -2.96%   -1.36%
EQ/Quality Bond PLUS.........    -0.13%    0.00%
EQ/Small Company
  Index......................    -6.43%   -4.91%
EQ/T. Rowe Price
  Growth Stock...............    -3.26%   -3.16%
EQ/UBS Growth &
  Income.....................    -5.01%   -3.94%
Fidelity(R) VIP Contrafund(R)
  Portfolio..................    -4.00%   -4.00%
Franklin Income VIP
  Fund.......................    -0.41%    1.18%
Franklin Rising Dividends
  VIP Fund...................     3.07%    4.70%
Invesco V.I. Diversified
  Dividend Fund(a)...........    -9.12%   -8.47%
Invesco V.I. Global Core
  Equity Fund................   -12.94%    0.00%
Invesco V.I. Global
  Health Care Fund...........     1.05%    2.67%
Invesco V.I. Technology
  Fund.......................    -7.31%   -6.18%
Janus Aspen Series
  Balanced Portfolio.........     0.26%    0.26%


 FSA-66

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2015



8.  FINANCIAL HIGHLIGHTS



TOTAL RETURN***            SHARE CLASS+          2015               2014                2013                2012
-----------------------  ----------------  ------------------  -----------------  ------------------  -----------------
                                             LOW      HIGH       LOW      HIGH      LOW      HIGH       LOW      HIGH
                                           --------  --------  --------  -------  --------  --------  --------  -------
Janus Aspen Series
  Enterprise Portfolio.    INSTITUTIONAL     2.63%     2.63%     11.02%   11.02%   30.59%    30.59%     15.70%   15.70%
Janus Aspen Series
  Forty Portfolio......    INSTITUTIONAL    10.72%    10.72%      7.22%    7.22%   29.47%    29.47%     22.48%   22.48%
Janus Aspen Series
  Forty Portfolio......       SERVICE        8.79%    10.60%      5.42%    7.20%   27.17%    29.32%     20.40%   22.36%
Janus Aspen Series
  Global Research
  Portfolio............    INSTITUTIONAL    -3.60%    -3.60%      5.97%    5.97%   26.67%    26.67%     18.57%   18.57%
Janus Aspen Series
  Overseas Portfolio...       SERVICE      -10.92%    -9.89%    -14.15%  -13.17%   12.95%    11.12%     10.04%   11.79%
MFS(R) Utilities Series       INITIAL      -16.51%   -15.54%     10.14%   11.40%   17.70%    19.09%     10.83%   12.10%
Oppenheimer Global
  Fund/VA..............       SERVICE        0.81%     2.44%     -0.77%    0.82%   23.50%    25.45%     17.56%   19.53%
PIMCO Global Bond
  Portfolio (Unhedged).   ADMINISTRATIVE    -6.68%    -5.18%     -0.55%    1.09%  -11.01%    -9.58%      3.99%    5.66%
ProFund VP Bear........       COMMON        -7.13%    -6.06%    -16.12%  -15.38%  -28.19%   -27.39%    -18.60%  -17.54%
ProFund VP Rising
  Rates Opportunity....       COMMON        -4.35%    -2.76%    -32.33%  -30.95%   13.21%    14.89%     -9.56%   -7.84%
ProFund VP UltraBull...       COMMON        -5.57%    -4.04%     19.84%   21.77%   63.39%    65.99%     25.34%   27.46%


TOTAL RETURN***                2011
-----------------------  ------------------
                           LOW      HIGH
                         --------  --------
Janus Aspen Series
  Enterprise Portfolio.   -2.69%     -2.69%
Janus Aspen Series
  Forty Portfolio......   -7.93%     -7.93%
Janus Aspen Series
  Forty Portfolio......   -8.82%     -8.77%
Janus Aspen Series
  Global Research
  Portfolio............  -14.92%    -14.92%
Janus Aspen Series
  Overseas Portfolio...  -34.20%      0.00%
MFS(R) Utilities Series    4.31%      0.00%
Oppenheimer Global
  Fund/VA..............  -11.01%     -9.60%
PIMCO Global Bond
  Portfolio (Unhedged).    4.62%      6.28%
ProFund VP Bear........  -10.97%     -9.88%
ProFund VP Rising
  Rates Opportunity....  -39.21%    -38.34%
ProFund VP UltraBull...   -7.50%     -6.00%

(a) Units were made available for sale on May 2, 2011.
(b) Units were made available for sale on May 23, 2011.
(c) AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests.
** This ratio represents the annual contract expenses consisting of mortality and risk expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
*** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.
+ Share class reflects the shares of the portfolio that the Variable Investment Options invest in.

9.    SUBSEQUENT EVENTS

All material subsequent transactions and events have been evaluated for the period from December 31, 2015 through the date on which the financial statements were issued. It has been determined that there are no subsequent transactions or events that require adjustment or disclosure in the financial statements.



 FSA-67

                             FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

                    MONY LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm..................................  F-1

Financial Statements:
 Balance Sheets, December 31, 2015 and December 31, 2014.................................  F-2
 Statements of Earnings (Loss), Years Ended December 31, 2015, 2014 and 2013.............  F-3
 Statements of Comprehensive Income (Loss), Years Ended December 31, 2015, 2014 and 2013.  F-4
 Statements of Shareholder's Equity, Years Ended December 31, 2015, 2014 and 2013........  F-5
 Statements of Cash Flows, Years Ended December 31, 2015, 2014 and 2013..................  F-6
 Notes to Financial Statements...........................................................  F-7
   Note 1: Organization..................................................................  F-7
   Note 2: Significant Accounting Policies...............................................  F-7
   Note 3: Investments................................................................... F-14
   Note 4: Value of Business Acquired.................................................... F-23
   Note 5: Fair Value Disclosures........................................................ F-23
   Note 6: Reinsurance................................................................... F-27
   Note 7: Related Party Transactions.................................................... F-28
   Note 8: Share-based Compensation...................................................... F-29
   Note 9: Income Taxes.................................................................. F-29
   Note 10: Accumulated Other Comprehensive Income....................................... F-30
   Note 11: Litigation................................................................... F-31
   Note 12: Statutory Financial Information.............................................. F-31

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of MONY Life Insurance Company of America:

In our opinion, the accompanying balance sheets and the related statements of earnings (loss), of comprehensive income (loss), of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 2015 and December 31, 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 18, 2016

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                BALANCE SHEETS
                          DECEMBER 31, 2015 AND 2014

                                                     2015     2014
                                                   -------- --------
                                                     (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost $898 and $850)........... $    906 $    878
  Policy loans....................................      159      151
  Other invested assets...........................       89       90
                                                   -------- --------
   Total investments..............................    1,154    1,119
Cash and cash equivalents.........................      176       47
Amounts due from reinsurers.......................    1,299    1,336
Deferred policy acquisition costs.................      364      292
Value of business acquired........................        9        7
Deferred cost of reinsurance......................       63       71
Current and deferred income tax receivables.......        1       --
Other assets......................................       15       18
Separate Accounts' assets.........................    1,701    1,810
                                                   -------- --------

TOTAL ASSETS...................................... $  4,782 $  4,700
                                                   ======== ========

LIABILITIES
Policyholders' account balances................... $  2,158 $  1,919
Future policy benefits and other
  policyholders liabilities.......................      389      389
Current and deferred income taxes.................       --       19
Other liabilities.................................       60       63
Separate Accounts' liabilities....................    1,701    1,810
                                                   -------- --------
   Total liabilities..............................    4,308    4,200
                                                   -------- --------

Commitments and contingent liabilities (Notes 2, 5, 7, 8, and 11)

SHAREHOLDER'S EQUITY
  Common Stock, $1.00 par value; 5.0 million
   shares authorized, 2.5 million issued
   and outstanding................................        2        2
  Capital in excess of par value..................      320      317
  Retained earnings...............................      147      164
  Accumulated other comprehensive income (loss)...        5       17
                                                   -------- --------
   Total shareholder's equity.....................      474      500
                                                   -------- --------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY........ $  4,782 $  4,700
                                                   ======== ========


                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                         STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                    2015    2014   2013
                                                   ------  -----  ------
                                                       (IN MILLIONS)
REVENUES
Universal life and investment-type product policy
  fee income...................................... $  152  $  91  $  131
Premiums..........................................      1      1      25
Net investment income (loss):
  Investment income (loss) from derivatives.......     (9)    13       8
  Other investment income (loss)..................     38     37      84
                                                   ------  -----  ------
   Net investment income (loss)...................     29     50      92
Investment gains (losses), net:
  Total other-than-temporary impairment losses....     (1)   (10)     (6)
  Portion of loss recognized in other
   comprehensive income (loss)....................     --     --      --
                                                   ------  -----  ------
   Net impairment losses recognized...............     (1)   (10)     (6)
  Other investment gains (losses), net............     --      4      74
                                                   ------  -----  ------
     Total investment gains (losses), net.........     (1)    (6)     68
                                                   ------  -----  ------
Equity in earnings (loss) of AllianceBernstein....      5      1       5
Other income (loss)...............................      9      8       5
Increase (decrease) in the fair value of the
  reinsurance contract asset......................     --     --      (7)
                                                   ------  -----  ------
     Total revenues...............................    195    145     319
                                                   ------  -----  ------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits...........................     39     31      78
Interest credited to policyholders'
  account balances................................     36     39      65
Compensation and benefits.........................     36     29      32
Commissions.......................................    121     73      80
Amortization of deferred policy acquisition costs
  and value of business acquired..................     35     14      21
Capitalization of deferred policy
  acquisition costs...............................   (108)   (78)    (81)
Amortization of deferred cost of reinsurance......      8      8       4
Rent expense......................................      2      2       2
Other operating costs and expenses................     56     37      74
                                                   ------  -----  ------
     Total benefits and other deductions..........    225    155     275
                                                   ------  -----  ------

Earnings (loss), before income taxes..............    (30)   (10)     44
Income tax (expense) benefit......................     13      5     (16)
                                                   ------  -----  ------
Net Earnings (Loss)............................... $  (17) $  (5) $   28
                                                   ======  =====  ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                   STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                        2015    2014   2013
                                                       ------  -----  -----
                                                           (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
  Net earnings (loss)................................. $  (17) $  (5) $  28
                                                       ------  -----  -----

   Other comprehensive income (loss), net of
   income taxes:
     Change in unrealized gains (losses), net of
       reclassification adjustment....................    (12)     9    (74)
                                                       ------  -----  -----
       Total other comprehensive income (loss),
         net of income taxes..........................    (12)     9    (74)
                                                       ------  -----  -----

Comprehensive Income (Loss)........................... $  (29) $   4  $ (46)
                                                       ======  =====  =====


                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                      STATEMENTS OF SHAREHOLDER'S EQUITY
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                              2015    2014    2013
                                                             ------  ------  ------
                                                                 ( IN MILLIONS)
SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year....... $    2  $    2  $    2
                                                             ------  ------  ------

Capital in excess of par value, beginning of year...........    317     315     516
Return of capital...........................................     --      --    (200)
Changes in capital in excess of par value...................      3       2      (1)
                                                             ------  ------  ------
Capital in excess of par value, end of year.................    320     317     315
                                                             ------  ------  ------

Retained earnings, beginning of year........................    164     169     141
Net earnings (loss).........................................    (17)     (5)     28
                                                             ------  ------  ------
Retained earnings, end of year..............................    147     164     169
                                                             ------  ------  ------

Accumulated other comprehensive income (loss), beginning of
  year......................................................     17       8      82
Other comprehensive income (loss)...........................    (12)      9     (74)
                                                             ------  ------  ------
Accumulated other comprehensive income (loss), end of year..      5      17       8
                                                             ------  ------  ------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR..................... $  474  $  500  $  494
                                                             ======  ======  ======


                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                           STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                     2015    2014   2013
                                                    ------  -----  ------
                                                        (IN MILLIONS)
Net earnings (loss)................................ $  (17) $  (5) $   28
Adjustments to reconcile net earnings (loss) to
  net cash provided by (used in)
  operating activities:
  Interest credited to policyholders'
   account balances................................     36     39      65
  Universal life and investment-type product
   policy fee income...............................   (152)   (91)   (131)
  (Income) loss from derivative instruments........      9    (13)     (8)
  Change in accrued investment income..............     --     (1)      3
  Investment (gains) losses, net...................      1      6     (68)
  Change in deferred policy acquisition costs and
   value of business acquired......................    (73)   (64)    (60)
  Change in the fair value of the reinsurance
   contract asset..................................     --     --       7
  Change in future policy benefits.................      6     26     (18)
  Change in other policyholders liabilities........      4      2      (2)
  Change in current and deferred income taxes......    (13)   (67)    (20)
  Provision for depreciation and amortization......      2      3       7
  Dividends from AB Units..........................      5      5       4
  Equity in earnings from AB.......................     (5)    (1)     (5)
  Amortization of deferred reinsurance costs.......      8      8       4
  Cash transferred as result of reinsurance
   agreement with Protective Life..................     --     --     (74)
  Other, net.......................................     (2)   (24)     41
                                                    ------  -----  ------

Net cash provided by (used in)
  operating activities.............................   (191)  (177)   (227)
                                                    ------  -----  ------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities
   and mortgage loans..............................     86    159     290
  Sales of investments.............................     19     38     111
  Purchases of investments.........................   (153)  (314)   (251)
  Cash settlement related to
   derivative instruments..........................     (7)     1      (4)
  Other, net.......................................    (12)   (46)     19
                                                    ------  -----  ------

Net cash provided by (used in)
  investing activities.............................    (67)  (162)    165
                                                    ------  -----  ------

Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................    406    281     279
   Withdrawals and transfers to Separate Accounts..    (19)   (41)    (41)
  Change in collateralized pledged liabilities.....     --      7      12
  Return of capital................................     --     --    (200)
                                                    ------  -----  ------

Net cash provided by (used in)
  financing activities.............................    387    247      50
                                                    ------  -----  ------

Change in cash and cash equivalents................    129    (92)    (12)
Cash and cash equivalents, beginning of year.......     47    139     151
                                                    ------  -----  ------

Cash and Cash Equivalents, End of Year............. $  176  $  47  $  139
                                                    ======  =====  ======

Schedule of non-cash financing activities:
  Share-based Programs............................. $    3  $   2  $   --
                                                    ======  =====  ======


                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1) ORGANIZATION

   MONY Life Insurance Company of America ("MLOA") is an Arizona stock life insurance company. MLOA's primary business is providing life insurance and employee benefit products to both individuals and businesses. MLOA is a wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group"). AXA Financial is an indirect, wholly-owned subsidiary of AXA, a French holding company for the AXA Group, a worldwide leader in financial protection.

   On October 1, 2013, MLOA reinsured an in-force book of life insurance and annuity policies written primarily prior to 2004 by MLOA to Protective Life Insurance Company ("Protective Life"). MLOA transferred and ceded assets to Protective Life equal to $1,308 million, net of ceding commission of $370 million for consideration of the transfer of liabilities amounting to $1,374 million in connection with the reinsurance agreement. As a result of the reinsurance agreement MLOA recorded a deferred cost of reinsurance asset amounting to $95 million which is amortized over the life of the underlying reinsured policies. Refer to the table below for a detailed description of assets and liabilities transferred, ceded and written off as a result of the reinsurance agreement with Protective Life on October 1, 2013. In 2014, MLOA recorded an out of period adjustment which reduced the deferred cost of reinsurance asset by $12 million. For additional information on this adjustment, see Note 2. Amortization of the deferred cost of reinsurance asset in 2015, 2014 and 2013 was $8 million $8 million and $4 million respectively.

                  Calculation of deferred cost of reinsurance
                                October 1, 2013
                                 (In Millions)

TRANSFERRED OR CEDED ASSETS (NET OF CEDING
COMMISSION):
  Fixed Maturities........................... $  1,102
  Cash.......................................       74
  Policy loans...............................      132
                                              --------
   TOTAL ASSETS TRANSFERRED OR CEDED (NET OF
     CEDING COMMISSION)...................... $  1,308
                                              --------
TRANSFERRED LIABILITIES:
  Future policyholder benefits and other
   policyholders liabilities................. $  1,334
  Amounts due to reinsurer...................       40
                                              --------
   TOTAL LIABILITIES TRANSFERRED............. $  1,374
                                              --------

ACCELERATED AMORTIZATION OF ASSETS AND
LIABILITIES RESULTING FROM THE REINSURANCE
AGREEMENT:
  Value of business acquired................. $    117
  Deferred policy acquisition costs..........       71
  Initial Fee Liability......................      (27)
                                              --------
   NET ACCELERATED AMORTIZATION OF ASSETS
     AND LIABILITIES......................... $    161
                                              --------

DEFERRED COST OF REINSURANCE................. $     95
                                              ========

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation

   The preparation of the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the financial position of MLOA and its results of operations and cash flows for the periods presented.

   The years "2015", "2014" and "2013" refer to the years ended December 31, 2015, 2014 and 2013, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Future Adoption of New Accounting Pronouncements

   In February 2015, the Financial Accounting Standard Board ("FASB") issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to limited partnerships and similar entities, and ends the deferral granted to investment companies for applying the VIE guidance. The new standard is effective for annual periods, beginning after December 15, 2015, but may be early-adopted in any interim period. Management currently is evaluating the impacts this guidance may have on the MLOA's financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Management does not expect implementation of this guidance will have a material impact on MLOA's financial statements.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   MLOA determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in Other Comprehensive Income ("OCI"). The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Equity securities, which include common stock and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in Other invested assets with changes in fair value reported in OCI.

   Units in AllianceBernstein L.P. ("AB"), a subsidiary of AXA Financial, are carried on the equity method and reported in Other invested assets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities and mortgage-backed securities, are reported in the financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by MLOA include equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." MLOA nets the fair value of all derivative financial instruments with counterparties for which a standardized "ISDA Master Agreement" and related Credit Support Annex ("CSA") have been executed. MLOA uses derivatives to manage asset/liability risk but has not designated those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of MLOA freestanding derivative positions, including net receipts and payments, are included in "Investment income (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   MLOA is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, MLOA assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by MLOA are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes and amounts attributable to Deferred Acquisition Cost ("DAC") and value of business acquired ("VOBA") related to variable life and investment-type products.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   MLOA defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, MLOA often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, MLOA either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ widely accepted internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to variable life and investment-type contracts are reported as increases to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   DAC and VOBA

   DAC. Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   VOBA. VOBA, which arose from MLOA's 2004 acquisition by AXA Financial, was established in accordance with purchase accounting guidance for business combinations. VOBA is the actuarially determined present value of estimated future gross profits from insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (up to 50 years from the date of issue) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

   AMORTIZATION POLICY. For universal life ("UL") and investment type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC and VOBA are amortized using the present value of estimated assessments. The effect on the amortization of DAC and VOBA of updates to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are updated. A decrease in expected gross profits or assessments would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits or assessments would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in shareholders' equity as of the balance sheet date.

   A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC and VOBA amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In 2015, based upon management's current expectations of interest rates and future fund growth, MLOA updated its reversion to the mean ("RTM") assumption from 9.0% to 7.0%. The average gross long term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2015, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance was 7.0% (5.0% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (13.0% net of product weighted average Separate Account fees) and 0.0% (-2.0% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment-type products relate to contract persistency and General Account investment spread.

   Deferred Cost of or Gain on Reinsurance

   The cost of or gain on reinsurance at the inception of a coinsurance treaty, defined as the difference between the initial coinsurance premium paid and the amount of the net liabilities relating to the underlying reinsured policies in accordance with the reinsurance agreement, net of the ceded commission received is deferred and amortized over the lives of the underlying policies.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for variable life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   MLOA had issued certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. MLOA also had issued certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that actual experience will be consistent with management's estimates. MLOA's variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five-year or an annual reset.

   In connection with the reinsurance agreement with Protective Life, MLOA has reinsured 100% of the risk associated with variable annuity products with GMDB and GMIB features.

   Reinsurance recoverable balances were calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Separate Accounts

   Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of two Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements. These Separate Accounts are combined on a line-by-line basis with the Company's General Account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the General Account.

   The investment results of Separate Accounts, including unrealized gains (losses), on which MLOA does not bear the investment risk are reflected directly in Separate Accounts liabilities. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of earnings (loss). For 2015, 2014 and 2013, investment results of such Separate Accounts were gains (losses) of $(12) million, $24 million and $256 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   MLOA reports the General Account's interests in Separate Accounts as other invested assets in the balance sheets.

   Other Accounting Policies

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including MLOA, file a consolidated Federal income tax return. MLOA provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, MLOA determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Out of Period Adjustments

   In 2014, MLOA recorded an out-of-period adjustments ("OOPA") in its financial statements related to an overstatement of shadow VOBA in shareholder's equity, which subsequently resulted in an overstatement of the deferred cost of reinsurance asset. In addition in 2014, MLOA recorded an OOPA related to the application of the equity method of accounting for its investment in AB. The impact of these OOPAs resulted in a $2 million decrease in Net earnings ($3 million before taxes) and an $8 million decrease to other comprehensive income in 2014. In 2013, MLOA recorded an OOPA in its financial statements related to an understatement of the current and deferred tax liability. The net impact of this OOPA increased Current and deferred income taxes and Income tax expense by $2 million in 2013. Management has evaluated the impact of all out of period corrections both individually and in the aggregate and concluded they are not material to any previously reported annual financial statements, or periods in which they were corrected.

   Assumption Updates and Refinements

   In 2015, based upon management's current expectations of interest rates and future fund growth, MLOA updated its RTM assumption used to calculate variable and interest sensitive life reserves ("VISL") and amortization of DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in VISL reserves of $4 million and an increase in amortization of DAC of $8 million. In 2015, the after tax impact of this assumption update increased the Net loss by approximately $8 million.

3) INVESTMENTS

   FIXED MATURITIES

   The following table provides information relating to fixed maturities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                          GROSS      GROSS
                                              AMORTIZED UNREALIZED UNREALIZED               OTTI
                                                COST      GAINS      LOSSES   FAIR VALUE IN AOCI/(1)/
                                              --------- ---------- ---------- ---------- ------------
DECEMBER 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $     631 $       16 $       10 $      637 $         --
  Private corporate..........................       183          4          2        185           --
  U.S. Treasury, government and agency.......        29         --         --         29           --
  States and political subdivisions..........         6          1         --          7           --
  Commercial mortgage-backed.................        32          6          7         31            1
  Redeemable preferred stock.................        17         --         --         17           --
                                              --------- ---------- ---------- ---------- ------------

Total at December 31, 2015................... $     898 $       27 $       19 $      906 $          1
                                              ========= ========== ========== ========== ============

December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $     575 $       27 $        2 $      600 $         --
  Private corporate..........................       190         11          0        201           --
  U.S. Treasury, government and agency.......        27         --         --         27           --
  States and political subdivisions..........         6         --         --          6           --
  Commercial mortgage-backed.................        34          3         11         26            1
  Redeemable preferred stock.................        18         --         --         18           --
                                              --------- ---------- ---------- ---------- ------------

Total at December 31, 2014................... $     850 $       41 $       13 $      878 $          1
                                              ========= ========== ========== ========== ============

  /(1)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2015 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                 AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2015

                                              AMORTIZED
                                                COST     FAIR VALUE
                                              --------- ------------
                                                  (IN MILLIONS)
Due in one year or less...................... $      29 $         30
Due in years two through five................       171          179
Due in years six through ten.................       620          619
Due after ten years..........................        29           30
                                              --------- ------------
   Subtotal..................................       849          858
Commercial mortgage-backed securities........        32           31
                                              --------- ------------
Total........................................ $     881 $        889
                                              ========= ============

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2015, 2014 and 2013:

                                                    DECEMBER 31,
                                              -----------------------
                                               2015    2014     2013
                                              ------  ------  -------
                                                   (IN MILLIONS)
Proceeds from sales/(1)/..................... $   19  $   39  $ 1,200
                                              ======  ======  =======
Gross gains on sales/(2)/.................... $   --  $    1  $    84
                                              ======  ======  =======
Gross losses on sales/(3)/................... $   --  $    1  $     9
                                              ======  ======  =======
Total OTTI................................... $   (1) $  (10) $    (6)
Non-credit losses recognized in OCI..........     --      --       --
                                              ------  ------  -------
Credit losses recognized in earnings (loss).. $   (1) $  (10) $    (6)
                                              ======  ======  =======

  /(1)/2013 amount includes $1,090 million of transfer of assets to Protective
       Life.
  /(2)/2013 amount includes $81 million of gross gains from assets transferred to Protective Life.
  /(3)/2013 amount includes $6 million of gross losses from assets transferred to Protective Life.

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by MLOA at the dates indicated and the corresponding changes in such amounts.

             FIXED MATURITY SECURITIES -- CREDIT LOSS IMPAIRMENTS

                                               2015    2014
                                              ------  ------
                                               (IN MILLIONS)
Balances at January 1,....................... $  (51) $  (60)
Previously recognized impairments on
  securities that matured, paid, prepaid
   or sold...................................     10      19
Recognized impairments on securities
  impaired to fair value this period/(1)/....     --      --
Impairments recognized this period on
  securities not previously impaired.........     --      (9)
Additional impairments this period on
  securities previously impaired.............     (1)     (1)
Increases due to passage of time on
  previously recorded credit losses..........     --      --
Accretion of previously recognized
  impairments due to increases in expected
  cash flows.................................     --      --
                                              ------  ------
Balances at December 31,..................... $  (42) $  (51)
                                              ======  ======

  /(1)/Represents circumstances where MLOA determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                DECEMBER 31,
                                               -------------
                                                2015   2014
                                               ------ ------
                                               (IN MILLIONS)
AFS Securities:
  Fixed maturity securities:
   With OTTI loss............................. $    4 $   (1)
   All other..................................      4     29
                                               ------ ------
Net Unrealized (Gains) Losses................. $    8 $   28
                                               ====== ======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

  NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITY SECURITIES WITH OTTI LOSSES

                                                                                                AOCI GAIN
                                                                                                  (LOSS)
                                              NET UNREALIZED                     DEFERRED       RELATED TO
                                                  GAINS                           INCOME      NET UNREALIZED
                                               (LOSSES) ON                       TAX ASSET      INVESTMENT
                                               INVESTMENTS     DAC AND VOBA     (LIABILITY)   GAINS (LOSSES)
                                              --------------  --------------  --------------  --------------
                                                                       (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $           (1) $           --  $           --  $           (1)
Net investment gains (losses) arising during
  the period.................................              4              --              --               4
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........              1              --              --               1
Impact of net unrealized investment gains
  (losses) on:
   DAC and VOBA..............................             --              --              --              --
   Deferred income taxes.....................             --              --              (2)             (2)
                                              --------------  --------------  --------------  --------------
BALANCE, DECEMBER 31, 2015................... $            4  $           --  $           (2) $            2
                                              ==============  ==============  ==============  ==============

BALANCE, JANUARY 1, 2014..................... $           (4) $           (1) $            2  $           (3)
Net investment gains (losses) arising during
  the period.................................             --              --              --              --
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........              3              --              --               3
Impact of net unrealized investment gains
  (losses) on:
   DAC and VOBA..............................             --               1              --               1
   Deferred income taxes.....................             --              --              (2)             (2)
                                              --------------  --------------  --------------  --------------
BALANCE, DECEMBER 31, 2014................... $           (1) $           --  $           --  $           (1)
                                              ==============  ==============  ==============  ==============

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                              AOCI GAIN
                                                                                                (LOSS)
                                              NET UNREALIZED                   DEFERRED       RELATED TO
                                                  GAINS                         INCOME      NET UNREALIZED
                                               (LOSSES) ON                     TAX ASSET      INVESTMENT
                                               INVESTMENTS     DAC AND VOBA   (LIABILITY)   GAINS (LOSSES)
                                              --------------  -------------  -------------  --------------
                                                                      (IN MILLIONS)
BALANCE, JANUARY 1, 2015.....................  $          29  $          (2) $          (9)  $          18
Net investment gains (losses) arising during
  the period.................................            (24)            --             --             (24)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             (1)            --             --              (1)
Impact of net unrealized investment gains
  (losses) on:
   DAC and VOBA..............................             --             --             --              --
   Deferred income taxes.....................             --             --              9               9
                                               -------------  -------------  -------------   -------------
BALANCE, DECEMBER 31, 2015...................  $           4  $          (2) $           0   $           2
                                               =============  =============  =============   =============

BALANCE, JANUARY 1, 2014.....................  $           5  $          12  $          (6)  $          11
Net investment gains (losses) arising during
  the period.................................             17             --             --              17
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........              7             --             --               7
Impact of net unrealized investment gains
  (losses) on:
   DAC and VOBA..............................             --            (14)            --             (14)
   Deferred income taxes.....................             --             --             (3)             (3)
                                               -------------  -------------  -------------   -------------
BALANCE, DECEMBER 31, 2014...................  $          29  $          (2) $          (9)  $          18
                                               =============  =============  =============   =============

   The following tables disclose the fair values and gross unrealized losses of the 141 issues at December 31, 2015 and the 70 issues at December 31, 2014 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              ----------------------- ---------------------- ----------------------
                                                             GROSS                  GROSS                  GROSS
                                                           UNREALIZED             UNREALIZED             UNREALIZED
                                               FAIR VALUE    LOSSES   FAIR VALUE    LOSSES   FAIR VALUE    LOSSES
                                              ------------ ---------- ----------- ---------- ----------- ----------
                                                                          (IN MILLIONS)
DECEMBER 31, 2015
-----------------
Fixed Maturity Securities:
  Public corporate........................... $        243 $        9 $        11 $        1 $       254  $      10
  Private corporate..........................           58          2          --         --          58          2
  U.S. Treasury, government and agency.......           16         --          --         --          16         --
  Commercial mortgage-backed.................            4         --          13          7          17          7
  Redeemable preferred stock.................           --         --           2         --           2         --
                                              ------------ ---------- ----------- ---------- -----------  ---------

Total........................................ $        321 $       11 $        26 $        8 $       347  $      19
                                              ============ ========== =========== ========== ===========  =========

                                               LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              ---------------------- ---------------------- ---------------------
                                                            GROSS                 GROSS                  GROSS
                                                          UNREALIZED            UNREALIZED             UNREALIZED
                                              FAIR VALUE    LOSSES   FAIR VALUE   LOSSES    FAIR VALUE   LOSSES
                                              ----------- ---------- ---------- ----------- ---------- ----------
                                                                         (IN MILLIONS)
December 31, 2014
-----------------
Fixed Maturity Securities:
  Public corporate........................... $        29 $        1   $     37 $         1  $      66  $       2
  Private corporate..........................          12         --          1          --         13         --
  U.S. Treasury, government
  U.S. Treasury, government and agency.......          16         --         --          --         16         --
  States and political subdivisions..........           1         --         --          --          1         --
  Commercial mortgage-backed.................           1         --         20          11         21         11
  Redeemable preferred stock.................           5         --          4          --          9         --
                                              ----------- ----------   -------- -----------  ---------  ---------

Total........................................ $        64 $        1   $     62 $        12  $     126  $      13
                                              =========== ==========   ======== ===========  =========  =========

   MLOA's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the shareholder's equity of MLOA, other than securities of the U.S. government, U.S. government agencies and certain securities guaranteed by the U.S. government. MLOA maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 1.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2015 and 2014 were $15 million and $15 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2015 and 2014, respectively, approximately $42 million and $48 million, or 4.7% and 5.6%, of the $898 million and $850 million aggregate amortized cost of fixed maturities held by MLOA were considered to be other than investment grade. These securities had net unrealized losses of $1 million and $8 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, the $8 million and $12 million of gross unrealized losses of twelve months or more were concentrated in commercial mortgage-backed securities. In accordance with the policy described in Note 2, MLOA concluded that an adjustment to earnings for OTTI for these securities was not warranted at either December 31, 2015 or 2014. At December 31, 2015, MLOA did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   At December 31, 2015, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $2 million.

   MORTGAGE LOANS

   During 2014 all of MLOA's mortgage loans matured or prepaid and there were no outstanding balances at December 31, 2015 and 2014.

   EQUITY METHOD INVESTMENTS

   The following table presents MLOA's investment in 2.6 million units of AB (approximately 0.94% ownership) with a fair value of $62 million and $67 million at December 31, 2015 and 2014, respectively. MLOA's investment in AB, an affiliate, is included in Other invested assets:

                                               2015    2014
                                              ------  ------
                                               (IN MILLIONS)

Balance at January 1,........................ $   63  $   70
Equity in net earnings (loss)................      5       1
Dividends received...........................     (5)     (5)
Other........................................     --      (3)
                                              ------  ------
Balance at December 31,...................... $   63  $   63
                                              ======  ======

   The tables below detail the condensed balance sheets and statements of earnings (loss) of AB and MLOA's equity investment and equity in earnings
   (loss) of AB.

                                              DECEMBER 31,
                                              -------------
                                               2015   2014
                                              ------ ------
                                              (IN MILLIONS)
BALANCE SHEETS:
Total Assets................................. $7,436 $7,378
                                              ====== ======
Total Liabilities............................  3,368  3,246
Redeemable non-controlling interest..........     13     17
Total Partners' Capital......................  4,055  4,116
                                              ------ ------
  Total Liabilities and Partners' Capital.... $7,436 $7,379
                                              ====== ======
MLOA's Equity investment in AB............... $   63 $   63
                                              ====== ======

                                               2015   2014   2013
                                              ------ ------ ------
                                                 (IN MILLIONS)
STATEMENTS OF EARNINGS (LOSS):
Total revenues............................... $3,021 $3,005 $2,915
                                              ------ ------ ------
Total Expenses...............................  2,390  2,397  2,351
                                              ------ ------ ------
  Net Earnings (Loss)........................ $  587 $  570 $  518
                                              ====== ====== ======
MLOA's Equity in earnings (loss) of AB....... $    5 $    1 $    5
                                              ====== ====== ======

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   MLOA hedges crediting rates in the Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. The MSO permits the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which MLOA will absorb, up to a certain percentage the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, MLOA enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   The tables below present quantitative disclosures about MLOA's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY

                                                                FAIR VALUE
                                                         ------------------------
                                                                                   GAINS (LOSSES)
                                               NOTIONAL     ASSET      LIABILITY     REPORTED IN
                                                AMOUNT   DERIVATIVES  DERIVATIVES  EARNINGS (LOSS)
                                              ---------- ------------ ----------- ----------------
AT OR FOR THE YEAR ENDED, DECEMBER 31, 2015:                      (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Options.................................... $      518 $         28 $         4 $             (9)
                                                                                  ----------------
NET INVESTMENT INCOME (LOSS).................                                                   (9)
                                                                                  ----------------

EMBEDDED DERIVATIVES:
  MSO and IUL indexed features/(2)/..........         --           --          24                8
                                              ---------- ------------ ----------- ----------------

Balance, December 31, 2015................... $      518 $         28 $        28 $             (1)
                                              ========== ============ =========== ================

  /(1)/Reported in Other invested assets in MLOA's balance sheets.
  /(2)/MSO and IUL are reported in Future policyholders' benefits and other policyholders' liabilities in the balance sheets.

                                                                 FAIR VALUE
                                                         --------------------------
                                                                                    GAINS (LOSSES)
                                               NOTIONAL     ASSET       LIABILITY     REPORTED IN
                                                AMOUNT   DERIVATIVES   DERIVATIVES  EARNINGS (LOSS)
                                              ---------- ------------ ------------- ---------------
                                                                  (IN MILLIONS)
At or For the Year Ended, December 31, 2014:
Freestanding derivatives:
Equity contracts:/(1)/
  Options.................................... $      307 $         32 $           6  $           13
                                              ---------- ------------ -------------  --------------
Net investment income (loss).................                                                    13
                                                                                     --------------

Embedded derivatives:
MSO and IUL indexed features/(2)/............         --           --            26             (13)
                                              ---------- ------------ -------------  --------------
Balance, December 31, 2014................... $      307 $         32 $          32  $           --
                                              ========== ============ =============  ==============

  /(1)/Reported in Other invested assets in MLOA's balance sheets.
  /(2)/MSO and IUL are reported in Future policyholders' benefits and other policyholders' liabilities in the balance sheets.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to MLOA if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates MLOA would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions MLOA generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." MLOA further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which MLOA conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, MLOA will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. MLOA generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of MLOA's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. MLOA nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2015 and 2014, respectively, MLOA held $27 million and $26 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2015 and 2014 was not material.

   The following table presents information about MLOA's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2015

                                                                GROSS
                                                 GROSS         AMOUNTS        NET AMOUNTS
                                                AMOUNTS     OFFSET IN THE   PRESENTED IN THE
                                               RECOGNIZED   BALANCE SHEETS   BALANCE SHEETS
                                              ------------ ---------------- ----------------
                                                              (IN MILLIONS)
ASSETS
DESCRIPTION
Derivatives:
Equity contracts............................. $         28 $              4 $             24
                                              ------------ ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement/(1)/.....................           28                4               24
Other financial instruments..................           65               --               65
                                              ------------ ---------------- ----------------
  Other invested assets...................... $         93 $              4 $             89
                                              ============ ================ ================

LIABILITIES
DESCRIPTION
Derivatives:
Equity contracts............................. $          4 $              4 $             --
                                              ------------ ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement/(1)/.....................            4                4               --
Other financial liabilities..................           60               --               60
                                              ------------ ---------------- ----------------
  Other liabilities.......................... $         64 $              4 $             60
                                              ============ ================ ================

  /(1)/All derivatives were subject to ISDA Master Agreements at December 31,
       2015.

   The following table presents information about MLOA's gross collateral amounts that are not offset in the balance sheets at December 31, 2015.

           GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE BALANCE SHEETS
                             AT DECEMBER 31, 2015

                                                                COLLATERAL (RECEIVED)/HELD
                                                NET AMOUNTS     ------------------------
                                              PRESENTED IN THE    FINANCIAL                  NET
                                               BALANCE SHEETS    INSTRUMENTS       CASH    AMOUNTS
                                              ----------------- -------------   ---------  --------
                                                                 (IN MILLIONS)
ASSETS
Counterparty A............................... $               3 $          --   $      (3) $     --
Counterparty V...............................                 1            --          (1)       --
Counterparty F...............................                 2            --          (2)       --
Counterparty G...............................                 2            --          (2)       --
Counterparty H...............................                 6            (6)         --        --
Counterparty K...............................                 7            --          (7)       --
Counterparty L...............................                 2            --          (2)       --
Counterparty T...............................                 1            --          (1)       --
                                              ----------------- -------------   ---------  --------
  Total Derivatives.......................... $              24 $          (6)  $     (18) $     --
Other financial assets.......................                65            --          --        65
                                              ----------------- -------------   ---------  --------
OTHER INVESTED ASSETS                         $              89 $          (6)  $     (18) $     65
                                              ================= =============   =========  ========

   The following table presents information about MLOA's offsetting of financial assets and liabilities and derivative instruments at December 31, 2014.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2014

                                                               Gross
                                                 Gross        Amounts        Net Amounts
                                                Amounts    Offset in the   Presented in the
                                               Recognized  Balance Sheets   Balance Sheets
                                              ------------ --------------- ----------------
                                                              (In Millions)
ASSETS
Description
Derivatives:
Equity contracts............................. $         32 $             6  $            26
                                              ------------ ---------------  ---------------
Total Derivatives, subject to an ISDA
  Master Agreement/(1)/......................           32               6               26
Other financial instruments..................           64              --               64
                                              ------------ ---------------  ---------------
  Other invested assets...................... $         96 $             6  $            90
                                              ============ ===============  ===============

LIABILITIES
Description
Derivatives:
Equity contracts............................. $          6 $             6  $            --
                                              ------------ ---------------  ---------------
Total Derivatives, subject to an ISDA
  Master Agreement/(1)/......................            6               6               --
Other financial liabilities..................           63              --               63
                                              ------------ ---------------  ---------------
  Other liabilities.......................... $         69 $             6  $            63
                                              ============ ===============  ===============

   /(1)/All derivatives were subject to ISDA Master Agreements at December 31,
       2014.

   The following table presents information about MLOA's gross collateral amounts that are not offset in the balance sheets at December 31, 2014.

           Gross Collateral Amounts Not Offset in the Balance Sheets
                             At December 31, 2014

                                                                Collateral (Received)/Held
                                                Net Amounts     -------------------------
                                              Presented in the   Financial                     Net
                                               Balance Sheets   Instruments      Cash        Amounts
                                              ----------------- -----------  ------------  -----------
                                                                   (In Millions)
ASSETS
Counterparty A............................... $               5 $        --  $         (5) $        --
Counterparty F...............................                 1          --            (1)          --
Counterparty G...............................                 3          --            (3)          --
Counterparty H...............................                 6          (6)           --           --
Counterparty K...............................                 6          --            (6)          --
Counterparty L...............................                 4          --            (4)          --
Counterparty T...............................                 1          --            (1)          --
                                              ----------------- -----------  ------------  -----------
  Total Derivatives.......................... $              26 $        (6) $        (20) $        --
Other financial assets.......................                64          --            --           64
                                              ----------------- -----------  ------------  -----------
  Other invested assets...................... $              90 $        (6) $        (20) $        64
                                              ================= ===========  ============  ===========

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                               2015   2014   2013
                                              -----  -----  -----
                                                 (IN MILLIONS)
Fixed maturities............................. $  40  $  36  $  79
Mortgage loans on real estate................    --      2      2
Policy loans.................................     1      1      6
Derivative instruments.......................    (9)    13      8
                                              -----  -----  -----
Gross investment income (loss)...............    32     52     95
Investment expenses..........................    (3)    (2)    (3)
                                              -----  -----  -----
  Net Investment Income (Loss)............... $  29  $  50  $  92
                                              =====  =====  =====

   For 2015, 2014 and 2013 net investment income (loss) from derivatives included $6 million, $8 million and $2 million of realized gains (losses) on contracts closed during those periods and $(15) million, $5 million and $6 million of unrealized gains (losses) on derivative positions at year end.

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                2015     2014     2013
                                              -------  --------  ------
                                                    (IN MILLIONS)

Fixed maturities............................. $    (1) $    (10) $   67
Mortgage loans on real estate................      --         4       1
                                              -------  --------  ------
Investment Gains (Losses), Net............... $    (1) $     (6) $   68
                                              =======  ========  ======

4) VALUE OF BUSINESS ACQUIRED

   The following table presents MLOA's VOBA asset at December 31, 2015 and 2014:

                                               GROSS      ACCUMULATED
                                              CARRYING    AMORTIZATION
                                               AMOUNT      AND OTHER         NET
                                              -------- ------------       ---------
                                                          (IN MILLIONS)
VOBA
----
DECEMBER 31, 2015............................ $    416 $       (407)/(1)/ $       9
                                              ======== ============       =========
December 31, 2014............................ $    416 $       (409)/(1)/ $       7
                                              ======== ============       =========

  /(1)/Includes reactivity to unrealized investment gains (losses) and $117 million of accelerated VOBA amortization resulting from the reinsurance agreement with Protective Life which is included in the deferred cost of reinsurance.

   For 2015, 2014 and 2013, amortization (negative amortization) expense related to VOBA was $0 million, $10 million and $11 million, respectively. VOBA amortization is estimated to range between $0 million and $1 million annually through 2020.

5) FAIR VALUE DISCLOSURES

   Assets and Liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2015 and 2014, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                            FAIR VALUE MEASUREMENTS

                                               LEVEL 1  LEVEL 2  LEVEL 3   TOTAL
                                               -------- -------- -------- --------
                                                          (IN MILLIONS)
DECEMBER 31, 2015
-----------------
ASSETS:
Investments:
  Fixed maturity Securities,
  available-for-sale:
   Corporate.................................. $     -- $    814 $      8 $    822
   U.S. Treasury, government and agency.......       --       29       --       29
   States and political subdivisions..........       --        7       --        7
   Commercial mortgage-backed.................       --       --       31       31
   Redeemable preferred stock.................        9        8       --       17
                                               -------- -------- -------- --------
     Subtotal.................................        9      858       39      906
                                               -------- -------- -------- --------
  Other equity investments....................        1       --       --        1
  Options.....................................       --       24       --       24
Cash equivalents..............................      170       --       --      170
Separate Accounts' assets.....................    1,686       14       --    1,700
                                               -------- -------- -------- --------
   Total Assets............................... $  1,866 $    896 $     39 $  2,801
                                               ======== ======== ======== ========
LIABILITIES:
MSO and IUL indexed features' liability....... $     -- $     24 $     -- $     24
                                               -------- -------- -------- --------
   Total Liabilities.......................... $     -- $     24 $     -- $     24
                                               ======== ======== ======== ========

December 31, 2014
-----------------
Assets:
Investments:
  Fixed maturity Securities,
  available-for-sale:
   Corporate.................................. $     -- $    793 $      8 $    801
   U.S. Treasury, government and agency.......       --       27       --       27
   States and political subdivisions..........       --        6       --        6
   Commercial mortgage-backed.................       --       --       26       26
   Redeemable preferred stock.................       10        8       --       18
                                               -------- -------- -------- --------
     Subtotal.................................       10      834       34      878
                                               -------- -------- -------- --------
  Other equity investments....................        1       --       --        1
  Options.....................................       --       26       --       26
Cash equivalents..............................       42       --       --       42
Separate Accounts' assets.....................    1,794       15       --    1,809
                                               -------- -------- -------- --------
   Total Assets............................... $  1,847 $    875 $     34 $  2,756
                                               ======== ======== ======== ========

Liabilities:
MSO and IUL indexed features' liability....... $     -- $     26 $     -- $     26
                                               -------- -------- -------- --------
   Total Liabilities.......................... $     -- $     26 $     -- $     26
                                               ======== ======== ======== ========

   At December 31, 2015 and 2014, respectively, the fair value of public fixed maturities is approximately $701 million and $661 million or approximately 25.0% and 24.0% of MLOA's total assets measured at fair value on a recurring basis. The fair values of MLOA's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which MLOA maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, MLOA ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, MLOA may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which MLOA's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, the fair value of private fixed maturities is approximately $205 million and $217 million or approximately 7.3% and 7.9% of MLOA's total assets measured at fair value on a recurring basis. The fair values of MLOA's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect MLOA's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   At December 31, 2015 and 2014, respectively, investments classified as Level 1 comprise approximately 66.6% and 67.0% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2015 and 2014, respectively, investments classified as Level 2 comprise approximately 32.0% and 31.7% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

   MLOA's IUL product and in the MSO investment option available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1 or 3 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity price. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2015 and 2014, respectively, investments classified as Level 3 comprise approximately 1.4% and 1.2% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. At December 31, 2015 and 2014, MLOA did not hold any fixed maturities, included in the Level 3 classification, with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. MLOA applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $31 million and $26 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2015 and 2014, respectively. MLOA utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   In 2015, AFS fixed maturities with fair value of $1 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.2% of total equity at December 31, 2015. In 2014, there were no AFS fixed maturities transferred from Level 2 into the Level 3 or from Level 3 to Level 2 classification.

   The table below presents a reconciliation for all Level 3 assets at December 31, 2015 and 2014, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                            COMMERCIAL                  GMIB
                                                            MORTGAGE-     ASSET-     REINSURANCE
                                                CORPORATE     BACKED      BACKED      CONTRACTS
                                                ---------  -----------  ----------  ------------
                                                                  (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $       8  $        26  $       --  $         --
Total gains (losses), realized and
  unrealized included in:
   Earnings (loss) as:
     Investment gains (losses), net............        --           (2)         --            --
Other comprehensive income (loss)..............        --            8          --            --
Sales..........................................        (1)          (1)         --            --
Transfers into Level 3/(1)/....................         1           --          --            --
                                                ---------  -----------  ----------  ------------
BALANCE, DECEMBER 31, 2015..................... $       8  $        31  $       --  $         --
                                                =========  ===========  ==========  ============

BALANCE, JANUARY 1, 2014....................... $       9  $        24  $       --  $         --
Total gains (losses), realized and
  unrealized included in:
   Earnings (loss) as:
     Investment gains (losses), net............        (1)         (11)         --            --
Other comprehensive income (loss)..............         1           13          --            --
Sales..........................................        (1)          --          --            --
Transfers into Level 3/(1)/....................        --           --          --            --
                                                ---------  -----------  ----------  ------------
BALANCE, DECEMBER 31, 2014..................... $       8  $        26  $       --  $         --
                                                =========  ===========  ==========  ============

BALANCE, JANUARY 1, 2013....................... $      35  $        35  $        6  $          7
Total gains (losses), realized and
  unrealized included in:
   Earnings (loss) as:
     Investment gains (losses), net............         2           (9)          2            --
     Increase (decrease) in the fair value
       of reinsurance contracts................        --           --          --            (7)
Other comprehensive income (loss)..............        (2)          (1)         (2)           --
Sales..........................................       (26)          (1)         (6)           --
Transfers into Level 3/(1)/....................        --           --          --            --
                                                ---------  -----------  ----------  ------------
BALANCE, DECEMBER 31, 2013..................... $       9  $        24  $       --  $         --
                                                =========  ===========  ==========  ============

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2015 and 2014 by category for Level 3 assets still held at December 31, 2015 and 2014, respectively.

                                                     OCI
                                                -------------
                                                (IN MILLIONS)
                                                -------------
LEVEL 3 INSTRUMENTS
FULL YEAR 2015
STILL HELD AT DECEMBER 31, 2015:
  Change in unrealized gains (losses):
   Fixed maturity securities,
   available-for-sale:
     Corporate.................................           $(1)
     Commercial mortgage-backed................             8
                                                          ---
       Total...................................           $ 7
                                                          ===

                                                      OCI
                                                ---------------
                                                 (IN MILLIONS)
                                                ---------------
Level 3 Instruments
Full Year 2014
Still Held at December 31, 2014:
  Change in unrealized gains (losses):
   Fixed maturity securities,
   available-for-sale:
     Corporate................................. $             1
     Commercial mortgage-backed................ $            12
                                                ---------------
       Total................................... $            13
                                                ===============

   At December 31, 2015 and 2014, MLOA had $39 million and $34 million, respectively, of investments classified as Level 3. The underlying quantitative inputs to measure the fair value of these investments are not developed by MLOA and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in MLOA's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   The carrying values and fair values at December 31, 2015 and 2014 for financial instruments not otherwise disclosed in Note 3 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                  FAIR VALUE
                                              CARRYING --------------------------------
                                               VALUE   LEVEL 1 LEVEL 2 LEVEL 3   TOTAL
                                              -------- ------- ------- -------- -------
                                                            (IN MILLIONS)
DECEMBER 31, 2015
-----------------
Policyholders liabilities:
  Investment contracts....................... $    177 $    -- $    -- $    184 $   184
Policy Loans.................................      159      --      --      189     189

December 31, 2014
-----------------
Policyholders liabilities:
  Investment contracts....................... $    190 $    -- $    -- $    200 $   200
Policy Loans.................................      151      --      --      184     184

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values for MLOA's supplementary contracts not involving life contingencies, single premium deferred annuities and certain annuities, which are included in Policyholder's account balances, are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk.

6) REINSURANCE

   MLOA cedes and assumes reinsurance with other insurance companies. Since ceded reinsurance does not relieve the originating insurer of liability, MLOA evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

   On October 1, 2013, MLOA entered into an agreement with Protective Life to reinsure an in-force book of life insurance and annuity policies, written primarily prior to 2004. As of December 31, 2015 and 2014 included in MLOA's balance sheet were Amounts due from reinsurers of $1,179 million and $1,213 million, respectively (net of $130 million and $131 million of ceded policy loans, respectively), including $1,124 million and $1,154 million of Policyholder's account balances relating to the reinsurance agreement with Protective Life. During 2015, 2014 and 2013, respectively, total premiums ceded to Protective Life were $21 million, $24 million and $6 million and policyholder benefits ceded were $219 million, $242 million and $18 million. As of December 31, 2015, Protective Life is rated AA-. Included in the reinsured business to Protective Life were policies with GMDB and GMIB features which had a reserve balance of $9 million and $1 million at December 31, 2015, respectively and $5 million and $1 million at December 31, 2014, respectively. As a result of the reinsurance agreement Protective Life will receive all the benefits from and assumes all the risks from other reinsurance contracts to which MLOA was a party for the block of business reinsured.

   For business not reinsured with Protective Life, MLOA generally reinsures its variable life, UL and term life insurance policies on an excess of retention basis. MLOA generally retains up to a maximum of $4 million of mortality risk on single-life policies and up to a maximum of $6 million of mortality risk on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate and wholly-owned subsidiary of AXA Financial, up to a combined maximum of $20 million of risk on single-life policies and up to a maximum of $25 million on second-to-die policies. For amounts issued in excess of those limits MLOA typically obtains reinsurance from unaffiliated third parties. The reinsurance arrangements obligate the reinsurer to pay a portion of any death claim in excess of the amount MLOA retained in exchange for an agreed-upon premium.

   At December 31, 2015 and 2014, respectively, amounts due from reinsurers related to insurance contracts amounted to $1,299 million and $1,336 million, of which $33 million and $37 million (not including Protective
   Life) related to one specific reinsurer, which is rated AA- with the remainder of the reinsurers rated AA- or not rated. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   For affiliated reinsurance agreements see Note 7 "Related Party
   Transactions".

   The following table summarizes the effect of reinsurance:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)

Direct premiums.............................. $   39  $   46  $   72
Assumed......................................      1       1       1
Reinsurance ceded............................    (39)    (46)    (48)
                                              ------  ------  ------
Premiums..................................... $    1  $    1  $   25
                                              ======  ======  ======
Variable Life and Investment-type Product
  Policy Fee Income Ceded.................... $   73  $   48  $   31
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  261  $  291  $  125
                                              ======  ======  ======

7) RELATED PARTY TRANSACTIONS

   In 2013, MLOA used a portion of the consideration received from the reinsurance agreement with Protective to return $200 million of capital to its parent AEFS and to donate $20 million to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable and its subsidiaries and affiliates, including MLOA.

   Under its service agreement with AXA Equitable, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreement are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $88 million, $67 million and $87 million for 2015, 2014 and 2013, respectively. At December 31, 2015 and 2014, respectively, MLOA reported a $15 million and $16 million payable to AXA Equitable in connection with its service agreement.

   Various AXA affiliates, including MLOA, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life an affiliate. Beginning in 2008 AXA Global Life, in turn, retrocedes a quota share portion of these risks to MLOA on a one-year term basis.

   MLOA cedes a portion of its life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis and reinsured the no lapse guarantee riders through AXA RE Arizona Company, an affiliate.

   During 2015, 2014 and 2013, premiums, claims and expenses assumed and ceded under these agreements were not significant.

   In 2015, 2014 and 2013, respectively, MLOA paid AXA Distribution Holding Corporation ("AXA Distribution") and its subsidiaries $64 million, $52 million and $47 million of commissions and fees for sales of insurance products.

   MLOA paid $13 million, $2 million and $2 million in commissions and fees for the sale of its insurance products to AXA Distributors, LLC ("AXA Distributors") a broker-dealer and insurance general agency affiliate, in 2015, 2014 and 2013, respectively.

   In addition to the AXA Equitable service agreement, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements were $1 million, $1 million and $2 million for 2015, 2014 and 2013, respectively.

8) SHARE-BASED COMPENSATION

   Certain employees of AXA Equitable who perform services for MLOA participate in various share-based payment arrangements sponsored by AXA Financial or AXA. MLOA was allocated $3 million, $2 million and $3 million of compensation costs, included in Compensation and benefits in the statement of Earnings (Loss), for share-based payment arrangements during 2015, 2014 and 2013, respectively.

9) INCOME TAXES

   A summary of the income tax (expense) benefit in the statements of earnings
   (loss) follows:

                                               2015   2014    2013
                                              ------ -----  -------
                                                  (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $    5 $  (3) $   (90)
  Deferred (expense) benefit.................      8     8       74
                                              ------ -----  -------
Total........................................ $   13 $   5  $   (16)
                                              ====== =====  =======

   The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings (loss), before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                               2015  2014    2013
                                              ------ ----- -------
                                                  (IN MILLIONS)
Expected income tax (expense) benefit........ $   11 $   4 $   (15)
Dividends received deduction.................      1     1       1
Prior year adjustment........................     --    --      (2)
Other........................................      1    --      --
                                              ------ ----- -------
Income Tax (Expense) Benefit................. $   13 $   5 $   (16)
                                              ====== ===== =======

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2015    December 31, 2014
                                              -------------------- --------------------
                                               ASSETS  LIABILITIES  Assets  Liabilities
                                              -------- ----------- -------- -----------
                                                            (IN MILLIONS)
Reserves and reinsurance..................... $     97 $        -- $    105 $        --
DAC..........................................       --          93       --          78
VOBA.........................................       --           3       --           3
Investments..................................       --          10       --          18
Goodwill and other intangible assets.........       --          --       --           9
Other........................................       12          --       --           8
                                              -------- ----------- -------- -----------
Total........................................ $    109 $       106 $    105 $       116
                                              ======== =========== ======== ===========

   MLOA does not provide income taxes on the undistributed earnings related to its investment in AB units except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2015, $8 million of accumulated undistributed earnings related to its investment in AB units were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately $3 million would need to be provided if such earnings were remitted to the United States.

   At December 31, 2015 and 2014, of the total amount of unrecognized tax benefits, $7 million and $6 million, respectively, would affect the effective tax rate.

   MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2015 and 2014 were $1 million and $0 million, respectively. Tax expense for 2015 reflected an expense of $0 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                              2015  2014  2013
                                              ----- ----- -----
                                                (IN MILLIONS)
Balance, beginning of year................... $   6 $   5 $   4
Additions for tax positions of prior years...     1     1     1
                                              ----- ----- -----
Balance, End of Year......................... $   7 $   6 $   5
                                              ===== ===== =====

   It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   During the first quarter of 2016, the Company agreed to the Internal Revenue Service's draft Revenue Agent's Reports for MONY's consolidated amended Federal 2004-2007 and consolidated Federal 2008 and 2009 corporate income tax returns. The expected impact on MLOA's statement of earnings (loss) is an income tax benefit of approximately $2 million.

10)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on investments that are not reflected in earnings (loss). The balances for the past three years follow:

                                                 DECEMBER 31,
                                              ------------------
                                              2015   2014  2013
                                              ----- ------ -----
                                                (IN MILLIONS)
Unrealized gains (losses) on investments,
  net of adjustments......................... $   5 $   17 $   8
                                              ----- ------ -----
Total Accumulated Other Comprehensive
  Income (Loss).............................. $   5 $   17 $   8
                                              ===== ====== =====

   The components of OCI for the past three years follow:

                                                     DECEMBER 31,
                                              -------------------------
                                                2015     2014     2013
                                              --------  ------  -------
                                                    (IN MILLIONS)
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year........................... $    (13) $   11  $   (58)
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/......       --       7      (44)
                                              --------  ------  -------
Change in net unrealized gains (losses)
  on investments.............................      (13)     18     (102)
Adjustments for DAC, VOBA and Other..........        1      (9)      28
                                              --------  ------  -------
Other Comprehensive Income (Loss), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $(6), $(5) and $40 $    (12) $    9  $   (74)
                                              ========  ======  =======

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $0 million, $(3) million and $24 million for 2015, 2014 and 2013, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the statements of earnings (loss). Amounts presented in the table above are net of tax.

11)LITIGATION

   A number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life insurers in the jurisdictions in which MLOA does business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payment of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. MLOA, from time to time, is involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

12)STATUTORY FINANCIAL INFORMATION

   MLOA is restricted as to the amounts it may pay as dividends to AEFS. Under Arizona Insurance Law, a domestic life insurer may not, without prior approval of the Director of Insurance, pay a dividend to its shareholder exceeding an amount calculated based on a statutory formula. This formula would not permit MLOA to pay shareholder dividends during 2016. For 2015, 2014 and 2013, MLOA's statutory net income (loss) was $(4) million, $12 million and $34 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $366 million and $401 million at December 31, 2015 and 2014, respectively. There were no shareholder dividends paid to its parent by MLOA in 2015, 2014 and 2013. In 2013 MLOA, utilized a portion of the consideration from the reinsurance agreement with Protective Life to return $200 million of surplus to its parent, AEFS.

   At December 31, 2015, MLOA, in accordance with various government and state regulations, had $6 million of securities on deposit with such government or state agencies.

   At December 31, 2015 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by the Arizona Department of Insurance and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2015.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily:
   (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for U.S. GAAP purchase accounting and (j) cost of reinsurance is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

                                   PART C


                             OTHER INFORMATION


ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

     (a) The following Financial Statements are included in Part B of the Registration Statement:

          The financial statements of MONY Life Insurance Company of America and MONY America Variable Account A are included in the Statement of Additional Information.

     (b) The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

          (1) Resolutions of Board of Directors of MONY Life Insurance Company of America authorizing the establishment of MONY America Variable Account A, adopted March 27, 1987, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

          (2)   Not applicable.

          (3) (a) Underwriting Agreement among MONY Life Insurance Company of America, MONY Securities Corporation, and MONY Series Fund, Inc. dated November 1, 1990, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.


                   (i) Form of the First Amendment dated as of October 1, 2013 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, filed herewith to this Registration Statement on Form S-1 (File No. 333-195491) on April 19, 2016.



                   (ii) Second Amendment dated as of August 1, 2015 to the
                        Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, filed herewith to this Registration Statement on Form S-1 (File No. 333-195491) on April 19, 2016.


              (b) Wholesale Distribution Agreement dated April 1, 2005 by and between MONY Life Insurance Company of America, MONY Securities Corporation, and AXA Distributors, LLC, is incorporated herein by reference to the Registration Statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

              (c) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to registration statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

              (d) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to registration statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

              (e) General Agent Sales Agreement dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-180068), filed on March 13,
                   2012.

                   (i) First Amendment dated as of August 1, 2006 to General
                       Agent Sales Agreement dated as of August 1, 2006 by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to Exhibit
                       (c)(9) to the Registration Statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

                   (ii) Second Amendment dated as of April 1, 2008 to General
                        Agent Sales Agreement dated as of April 1, 2008 by and between MONY Life Insurance Company of America and AXA Network, LLC, is incorporated herein by reference to Exhibit (d) (ii) to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

                   (iii) Form of the Third Amendment to General Agent Sales
                         Agreement dated as of October 1, 2013 by and between MONY Life Insurance Company of America and AXA Network, LLC, previously filed with this registration statement on Form S-1 (333-195491) on April 21,
                         2015.



                   (iv) Form of the Fourth Amendment to General Agent Sales
                        Agreement dated as of October 1, 2014 by and between MONY Life Insurance Company of America and AXA Network, LLC, previously filed with this registration statement on Form S-1 (333-195491) on April 21, 2015.



                   (v) Fifth Amendment to General Agent Sales Agreement, dated as of June 1, 2015 by and between MONY Life Insurance Company of America ("MONY America") and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-207014) filed on December 23, 2015.



              (f) Broker-Dealer Distribution and Servicing Agreement dated June 6, 2005, made by and between MONY Life Insurance Company of America and AXA Advisors, LLC, is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-180068), filed on March 13, 2012.


              (g) Broker-Dealer and General Agent Servicing Agreement for In-Force MLOA Products dated October 1, 2013, by and between MONY Life Insurance Company of America, AXA Advisors, LLC and AXA Network, LLC incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form S-6 (333-56969), filed on April 25,
                   2014.

              (h) Wholesale Level Servicing Agreement for In-Force MLOA Products dated October 1, 2013, by and between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form S-6 (333-56969), filed on April 25, 2014.

          (4) Form of flexible payment variable annuity contract, incorporated herein by reference to the initial registration statement on Form N-4 (File No. 333-59717) filed on July 23, 1998.

          (5) Form of application for flexible payment variable annuity contract, incorporated herein by reference to post-effective amendment no. 18 to the registration statement on Form N-4 (File No. 333-59717), filed on April 26, 2006.

          (6) (a) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22,
                    2004), incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

              (b) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 8 to the registration statement on Form N-4 (File No. 333-72632) filed on May 4, 2005.

          (7) (a) Form of Variable Annuity Reinsurance Agreement between MONY Life Insurance Company of America and ACE TEMPEST Life Insurance Ltd., incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

              (b) Reinsurance Agreement by and among MONY Life Insurance Company of America and Protective Life Insurance Company, dated October 1, 2013, incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form S-6 (333-56969), filed on April 25, 2014.

          (8) (a) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC, and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

              (b) Participation Agreement dated April 30, 2003 among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

              (c) Amended and Restated Participation Agreement dated March 15, 2010 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MONY Life Insurance Company of America and MFS Fund Distributors.

              (d) Participation Agreement among Franklin Templeton Variable
                  Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-1 04162) filed on May 28, 2003.

                  (i)    Amendment No. 3 dated as of May 1, 2010 among Franklin
                      Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Advisors LLC incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-134304) filed on April 26, 2012.

              (e) Participation Agreement dated May 1, 2003 among Oppenheimer
                  Variable Account Funds, Oppenheimer, Inc., MONY Life Insurance Company of America, incorporated herein by reference to registration statement on Form N-4 (File No. 333-72632) filed on April 27, 2012.

                  (i)    Amendment No. 1, effective April 1, 2010, to the
                      Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., MONY Life Insurance Company of America, incorporated herein by reference to the registration statement on Form N-4 (File No. 333-72632) filed on April 26, 2010.

              (f) Participation Agreement for MONY Life Insurance Company of
                  America with ProFunds and ProFund Advisors LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                  (i)    Amendment No. 2, effective May 1, 2012 to the
                      Participation Agreement dated May 1, 2003 among MONY Life Insurance Company of America, AXA Equitable Life Insurance Company, ProFunds and ProFund Advisors LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

              (g) Participation Agreement dated January 1, 1997 between Dreyfus
                  Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company, incorporated herein by reference to Registration Statement on Form S-6 (File No. 333-56969) filed on April 26, 2012.

                  (i)    Amendment dated May 15, 2002 to Fund Participation
                      Agreement dated May 15, 2002 by and between the Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company, incorporated herein by reference to Registration Statement on Form S-6 (File No. 333-56969) filed on April 26, 2012.

              (h) Participation Agreement dated July 1, 1999 between Janus
                  Aspen Series and MONY Life Insurance Company of America, filed herewith.

                  (i)    Amendment effective October 1, 2002 to Participation
                      Agreement dated July 1, 1999, between Janus Aspen Series and MONY Life Insurance Company of America, filed herewith.

                  (ii)    Second Amendment effective November 27, 2013 to
                      Participation Agreement dated July 1, 1999, between Janus Aspen Series and MONY Life Insurance Company of America, filed herewith.

              (i) Participation Agreement, dated August 27, 2010 by and among
                  MONY Life Insurance Company of America, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951), on December 2, 2010.

              (j) Participation Agreement dated December 1, 2001 among PIMCO
                  Variable Insurance Trust, MONY Life Insurance Company of America and PIMCO Funds Distributions LLC, incorporated herein by reference to registration statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                  (i)    Third Amendment dated October 20, 2009 to the
                      Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (k) Services Agreement between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America dated April 25, 1985, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

                (l) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005, incorporated herein by reference to Exhibit 10.2 to registration statement (File No. 333-65423) on Form 10-K, filed on March 31, 2005.

           (9) Opinion and consent of Shane Daly, MONY Life Insurance Company of America, as to the legality of the securities being registered filed herewith.

           (10) (a) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for MONY Life Insurance Company of America is filed herewith.

                (b)  Powers of Attorney, filed herewith.

           (11) Not applicable.

           (12) Not applicable.


ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

      * The business address for all officers and directors of MONY America is 525 Washington Boulevard, Jersey City, New Jersey 07310.


NAME AND PRINCIPAL BUSINESS ADDRESS                                                  POSITIONS AND OFFICES WITH MONY AMERICA
--------------------------------------------------------------------------  --------------------------------------------------------
DIRECTORS
Henri de Castries                                                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                                                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh                                                        Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                                                              Director
767 Quail Run
Inverness, IL 60067

Peter S. Kraus                                                              Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Kristi A. Matus                                                             Director
Athenahealth, Inc.
311 Arsenal Street
Watertown, MA 02472

Ramon de Oliveira                                                           Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656


NAME AND PRINCIPAL BUSINESS ADDRESS                                                POSITIONS AND OFFICES WITH MONY AMERICA
----------------------------------------------------------------------  ------------------------------------------------------------
Bertram L. Scott                                                        Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Lorie A. Slutsky                                                        Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan                                                      Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR
*Mark Pearson                                                           Chairman of the Board, Chief Executive Officer,
                                                                        Director and President

OTHER OFFICERS
*Dave S. Hattem                                                         Senior Executive Vice President and General
                                                                        Counsel

Heinz-Juergen Schwering                                                 Senior Vice President and Chief Risk Officer

*Nicholas B. Lane                                                       Senior Executive Vice President and Head of
                                                                        U.S. Life and Retirement

*Anders B. Malmstrom                                                    Senior Executive Vice President and Chief
                                                                        Financial Officer

*Anthony F. Recine                                                      Senior Vice President, Chief Compliance Officer
                                                                        and Deputy General Counsel

*Sharon A. Ritchey                                                      Senior Executive Vice President and Chief
                                                                        Operating Officer

*Kevin Molloy                                                           Senior Executive Vice President

*Salvatore Piazzolla                                                    Senior Executive Vice President and Chief
                                                                        Human Resources Officer

*Joshua E. Braverman                                                    Senior Executive Vice President and Treasurer

*Michael B. Healy                                                       Executive Vice President and Chief Information
                                                                        Officer

*Andrea Nitzan                                                          Executive Vice President, Chief Accounting
                                                                        Officer and Controller

Keith Floman                                                            Senior Vice President and Chief Actuary

*David Kam                                                              Senior Vice President and Actuary

*Michel Perrin                                                          Senior Vice President and Actuary

*Karen Field Hazin                                                      Vice President, Secretary and Associate Counsel

*Naomi J. Weinstein                                                     Vice President

*Priscilla Sims Brown                                                   Senior Executive Vice President and Chief
                                                                        Marketing Officer

Todd Solash                                                             Senior Executive Vice President


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").


     (a)  The 2015 AXA Group Organizational Charts are filed herewith.



     (b) The AXA Financial, Inc. -- Subsidiary Organization Chart: Q1-2016 is filed herewith.



ITEM 27.    NUMBER OF CONTRACT OWNERS:


As of March 31, 2016 there were 102 owners of Qualified Contracts and 8,567 owners of Non-Qualified Contracts of the MONY Custom Master contracts offered by the Registrant under this Registration Statement.



ITEM 28.    INDEMNIFICATION

The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Zurich Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, Chubb Insurance Company, AXIS Insurance Company and ACE. The annual limit on such policies is $105 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.    PRINCIPAL UNDERWRITERS

      (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors").

      (b) AXA Advisors and AXA Distributors, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45,301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 525 Washington Boulevard, Jersey City, New Jersey 07310.

      (c) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(I)  AXA ADVISORS, LLC


                                                                                    POSITIONS AND OFFICES WITH UNDERWRITER
NAME AND PRINCIPAL BUSINESS ADDRESS                                                           (AXA ADVISORS LLC)
-----------------------------------------------------------------------  -----------------------------------------------------------
*David Karr                                                              Chairman of the Board, Chief Executive Officer
                                                                         and Director

*Christine Nigro                                                         Vice Chairman of the Board and Director

*Frank Massa                                                             Chief Operating Officer, President and Director

*Susan LaVallee                                                          Senior Vice President

*George Papazicos                                                        Senior Vice President

*Maurya Keating                                                          Vice President, Chief Broker Dealer Counsel and
                                                                         Investment Advisor Chief Compliance Officer

*Mary Jean Bonadonna                                                     Vice President and Broker-Dealer Chief
                                                                         Compliance Officer

*Yun Zhang                                                               Vice President and Treasurer

*Nicholas Gismondi                                                       Vice President and Controller

*Gina Jones                                                              Vice President and Financial Crime Officer

*Nicholas B. Lane                                                        Chief Retirement Savings Officer and Director


                                                                                   POSITIONS AND OFFICES WITH UNDERWRITER
NAME AND PRINCIPAL BUSINESS ADDRESS                                                          (AXA ADVISORS LLC)
----------------------------------------------------------------------  ------------------------------------------------------------
*Philip Pescatore                                                       Chief Risk Officer

*Denise Tedeschi                                                        Assistant Vice President and Assistant Secretary

*Anders B. Malmstrom                                                    Director

*James Mellin                                                           Chief Sales Officer

*Kevin Molloy                                                           Senior Vice President

*Sharon A. Ritchey                                                      Director

*Francesca Divone                                                       Assistant Secretary

*Ronald Herrmann                                                        Director

*Kadeidre Screen                                                        Secretary

*Thomas Eng                                                             Chief Privacy Officer

*Nicholas J. Gismondi                                                   Vice President and Controller



(II) AXA DISTRIBUTORS, LLC


                                                                                    POSITIONS AND OFFICES WITH UNDERWRITER
NAME AND PRINCIPAL BUSINESS ADDRESS                                                         (AXA DISTRIBUTORS, LLC)
------------------------------------------------------------------------  ----------------------------------------------------------
*Nicholas B. Lane                                                         Chairman of the Board, Chief Executive Officer,
                                                                          Chief Retirement Savings Officer, President and
                                                                          Director

*Nicholas Gismondi                                                        Chief Financial Officer and Vice President

*Michael P. McCarthy                                                      Senior Vice President and National Sales
                                                                          Manager

*Todd Solash                                                              Senior Vice President and Director

*Ronald Herrmann                                                          Senior Vice President and Director

*Kevin Molloy                                                             Senior Vice President and Director

*Herve Balzano                                                            Senior Vice President

*Harvey T. Fladeland                                                      Senior Vice President

*Kathryn Ferrero                                                          Senior Vice President

*Peter D. Golden                                                          Senior Vice President

David Kahal                                                               Senior Vice President

*Kevin M. Kennedy                                                         Senior Vice President

*Windy Lawrence                                                           Senior Vice President

*Graham Day                                                               Senior Vice President

*Michael Schumacher                                                       Senior Vice President

*Mark Teitelbaum                                                          Senior Vice President

*Yun Zhang                                                                Vice President and Treasurer

*Nicholas D. Huth                                                         Vice President and General Counsel

*Gina Jones                                                               Vice President and Financial Crime Officer

*Denise Tedeschi                                                          Assistant Vice President and Assistant Secretary


                                                                                     POSITIONS AND OFFICES WITH UNDERWRITER
NAME AND PRINCIPAL BUSINESS ADDRESS                                                          (AXA DISTRIBUTORS, LLC)
--------------------------------------------------------------------------  -------------------------------------------------------
*Gregory Lashinsky                                                          Assistant Vice President -- Financial Operations
                                                                            Principal

*Francesca Divone                                                           Secretary

     (d) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.


ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS


Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company of America, in whole or in part, at its Operations Center at 5788 Widewaters Parkway, Syracuse, New York 13214, 1290 Avenue of the Americas, New York, New York, 10104, 2801 Highway 280 South, Birmingham, Alabama, 35223, or at 525 Washington Boulevard, Jersey City, New Jersey 07310.



ITEM 31.    MANAGEMENT SERVICES

Not applicable.


ITEM 32.    UNDERTAKINGS

     (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


                  REPRESENTATIONS RELATING TO SECTION 26 OF
                     THE INVESTMENT COMPANY ACT OF 1940

Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company of America.

                                 SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of April, 2016.



MONY America Variable Account A of
MONY Life Insurance Company of America
                                                        (Registrant)


By:                                        MONY Life Insurance Company of America
                                                         (Depositor)


By:                                                    /s/ Shane Daly
   ----------------------------------------------------------------------------------
                                                         SHANE DALY
                                        VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL


                                 SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of April, 2016.



MONY Life Insurance Company of America
                                                         (Depositor)

By:                                                    /s/ Shane Daly
   ---------------------------------------------------------------------------------
                                                         SHANE DALY
                                        VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

                   *                    Chairman of the Board, Chief Executive Officer,
            Mark Pearson                  President and Director

PRINCIPAL FINANCIAL OFFICER:

                   *                    Senior Executive Vice President and Chief Financial
          Anders Malmstrom                Officer

PRINCIPAL ACCOUNTING OFFICER:


                   *                    Executive Vice President, Chief Accounting Officer and
           Andrea M. Nitzan               Controller


*DIRECTORS:


Mark Pearson                           Bertram Scott                         Daniel G. Kaye
Barbara Fallon-Walsh                   Lorie A. Slutsky                      Kristi A. Matus
Peter S. Kraus                         Richard C. Vaughan


        *BY: /S/ SHANE DALY
   -----------------------------


            Shane Daly
         ATTORNEY-IN-FACT
          April 22, 2016

                                EXHIBIT INDEX




               EXHIBIT NO.                             DESCRIPTION                             TAG VALUES
              ------------           -----------------------------------------------          ------------

                  26(a)                      AXA Group Organizational Charts                    EX-99.26a

                  26(b)                      Subsidiary Organizational Chart                    EX-99.26b

                  9(a)                       Opinion and Consent of Counsel                     EX-99.9a

                  10(a)                   Consent of PricewaterhouseCoopers LLP                 EX-99.10a

                  10(b)                            Powers of Attorney                           EX-99.10b